UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: (811- 05346 )

Exact name of registrant as specified in charter: Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2008

Date of reporting period: January 1, 2008— December 31, 2008

Item 1. Report to Stockholders:

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

Putnam Variable Trust

12|31|08

Annual report

Putnam VT
Global Asset Allocation Fund

Putnam
INVESTMENTS

Putnam VT Global Asset Allocation Fund

Putnam Investments is pleased to provide this annual report for shareholders of Putnam Variable Trust, a variable annuity offering you access to 28 funds and a wide range of investment choices. Putnam Variable Trust funds are the underlying investments for the variable insurance product subaccounts.

We are pleased to announce several important changes to our equity fund lineup and portfolio management under President and Chief Executive Officer Robert L. Reynolds. Key among them is replacing the team management structure of Putnam equity funds with a more nimble decision-making process that vests full authority and responsibility with individual fund managers. In other moves aimed at achieving performance excellence, Putnam has bolstered its ranks of seasoned equity analysts with several important hires.

INVESTMENT OBJECTIVE
A high level of long-term total return consistent with preservation of capital

PORTFOLIO
A managed asset allocation portfolio spread across domestic and international stock, bond, and cash investments

NET ASSET VALUE	December 31, 2008
Class IA	$10.87
Class IB	$10.90

PERFORMANCE SUMMARY

Total return at net asset value	Class	Class
(as of 12/31/08)	IA Shares*	IB Shares†
1 year	-33.16%	-33.32%

5 years	-8.71	-9.59
Annualized	-1.81	-2.00
10 years	-4.79	-6.21
Annualized	-0.49	-0.64
Life	235.47	225.71
Annualized	5.96	5.81

During portions of the periods shown, the fund limited expenses, without which returns would have been lower.

*Class inception date: February 1, 1988.

†Class inception date: April 30, 1998. Periods and performance for class IB shares before their inception are derived from the historical performance of class IA shares, adjusted to reflect the higher operating expenses applicable to such shares.

Data represents past performance. Past performance does not guarantee future results. More recent returns may be less or more than those shown. Investment return and principal value will fluctuate, and you may have a gain or a loss when you sell your shares. All total return figures are at net asset value and exclude contract charges and expenses, which are added to the variable annuity contracts to determine total return at unit value. Had these charges and expenses been reflected, performance would be lower. For more recent performance, contact your variable annuity provider who can provide you with performance that reflects the charges and expenses at your contract level.

Portfolio composition will vary over time. Allocations represented as a percentage of portfolio market value. Due to rounding, percentages may not equal 100%. Summary information may differ from the portfolio schedule included in the financial statements due to the inclusion of derivative securities and the use of different classifications of securities for presentation purposes. Information is as of 12/31/08 and may not reflect trades entered into on that date.

MANAGEMENT TEAM’S REPORT AND OUTLOOK

The past 12 months will be remembered as one of the worst periods in the history of the financial markets. Falling U.S. housing prices led to a credit crisis, the collapse of numerous financial institutions, and a worldwide recession. In this environment, stocks were hit hard, with most major U.S. indexes falling 35% to 40% and international equities performing even worse. In the bond market, U.S. Treasury yields plunged (and prices soared) as investors sought the safety of government issues. At the same time, heightened credit risk led to substantial underperformance for all other segments of the bond market.

With this as the backdrop, Putnam VT Global Asset Allocation Fund (class IA shares) had a loss of 33.16% for the 12-month period ended December 31, 2008. Given the high correlations among asset classes during the downturn, the fund’s extensive diversification did not help performance during the past year. Fund management retains a positive long-term view on the value of using an active approach to creating a highly diversified portfolio.

In a reflection of the broader market environment, two key factors contributed to the fund’s negative return. The first was the fund’s weighting in equities, which lost substantial ground at a time of extreme market weakness. The fund was positioned defensively, with a lower-than-normal weighting in equities, a tilt toward large caps over small caps, and an above-average weighting in the United States versus the international markets. While these moves helped fund performance on the margin, they were not enough to make up for the extreme downturn in the global stock markets.

The second important factor was the fund’s positioning in fixed income, namely its holdings in non-Treasury securities that lost value amid the intensifying credit crisis. Management was compelled to mark down the value of several holdings in commercial mortgage-backed securities, resulting in a drop in the fund’s net asset value. The majority of these marked-down investments remain in the fund, as management anticipates that their underlying creditworthiness will ultimately be reflected in higher prices than those at which the securities are currently priced.

Looking ahead, the fund’s management sees two powerful but opposing forces driving market performance — the continuation of the credit crisis and global recession, and the unprecedented economic stimulus efforts being enacted by governments and

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central banks around the world. In the near term, management is retaining a cautious approach given the magnitude of the issues overhanging the markets. At the same time, however, they are keeping a close eye on indicators that can help identify the timing of a recovery. Management sees higher-quality corporate bonds, in particular, as a potential source of opportunity once the process of global deleveraging comes to a close. In the meantime, the fund’s managers are maintaining a well-diversified portfolio populated by higher-quality credits and stocks with strong balance sheets and reliable cash flows.

International investing involves risks such as currency fluctua-tions, economic instability, and political developments. The fund may invest a portion of its assets in small and/or midsize companies. Such investments increase the risk of greater price fluctuations. Lower-rated bonds may offer higher yields in return for more risk. The use of derivatives involves special risks and may result in losses. The fund can also have a significant portion of its assets in bonds. Funds that invest in bonds are subject to certain risks including interest-rate risk, credit risk, and inflation risk. As interest rates rise, the prices of bonds fall. Long-term bonds are more exposed to interest-rate risk than short-term bonds. Unlike bonds, bond funds have ongoing fees and expenses. Diversification does not assure a profit or protect against loss. It is possible to lose money in a diversified portfolio.

The Russell 3000 Index is an unmanaged index of the 3,000 largest U.S. companies.The Putnam Balanced Blended Benchmark Index is a benchmark administered by Putnam Management that is 50% the Russell 3000 Index, 35% the Barclays Capital Aggregate Bond Index, 10% the Morgan Stanley Capital International (MSCI) EAFE Index, and 5% the JP Morgan Developed HighYield Index.The Barclays Capital Aggregate Bond Index is an unmanaged index of U.S. investment-grade fixed-income securities.The Morgan Stanley Capital International (MSCI) EAFE Index is an unmanaged index of equity securities from developed countries in Western Europe, the Far East, and Australasia.The JP Morgan Developed HighYield Index is an unmanaged index of high-yield fixed-income securities issued in developed countries. Indexes assume reinvestment of all distributions and do not account for fees. Securities and performance of a fund and an index will differ. It is not possible to invest directly in an index.

FUND MANAGEMENT

The fund is managed by James Fetch, Robert Kea, Jeffrey Knight, Robert Schoen, and Jason Vaillancourt. Listed below are the Putnam Funds managed by these fund managers. They may also manage other retail mutual fund counterparts to the Putnam VT Funds discussed in this report or other accounts advised by Putnam Management or an affiliate.

Name	Funds Managed

James Fetch	VT Global Asset Allocation Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund

Robert Kea	VT Global Asset Allocation Fund
Income Strategies Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund
RetirementReady Funds

Jeffrey Knight	VT Global Asset Allocation Fund
Income Strategies Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund
RetirementReady Funds

Robert Schoen	VT Global Asset Allocation Fund
Income Strategies Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund
RetirementReady Funds

Jason Vaillancourt	VT Global Asset Allocation Fund
Asset Allocation: Conservative Portfolio
Asset Allocation: Balanced Portfolio
Asset Allocation: Growth Portfolio
Absolute Return 500 Fund
Absolute Return 700 Fund

Investors should carefully consider the investment objective, risks, charges, and expenses of a fund, which are described in its prospectus. For this and other information or to request a prospectus, call 1-800-225-1581 toll free. Please read the prospectus carefully before investing. The fund’s Statement of Additional Information contains additional information about the fund’s Trustees and is available without charge upon request by calling 1-800-225-1581.

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Understanding your VT fund’s expenses

As an investor in a variable annuity product that in turn invests in a registered investment company, you pay ongoing expenses, such as management fees, distribution fees (12b-1 fees), and other expenses. Using the information in this section, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You may also pay one-time transaction expenses, including sales charges (loads), which are not shown in this section and would result in higher total expenses. In addition, charges and expenses at the insurance company separate account level are not reflected. For more information, see your fund’s prospectus or talk to your financial representative.

Review your VT fund’s expenses

The first two columns in the table in this section, containing expense and value information, show the expenses you would have paid on a $1,000 investment in your fund from July 1, 2008 to December 31, 2008. They also show how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses. You may use the information in this part of the table to estimate the expenses that you paid over the period. Simply divide your account value by $1,000, and then multiply the result by the number in the first line (“Expenses paid per $1,000”) for the class of shares you own (using the first two class IA and class IB columns only).

Compare your fund’s expenses with those of other funds

You can also use this table to compare your fund’s expenses with those of other funds. The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the two right-hand columns of the table show your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the fund with those of other VT funds and mutual funds. All shareholder reports of mutual funds and funds serving as variable annuity vehicles will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses for each share class are calculated using the fund’s annualized expense ratio for each class, which represents the ongoing expenses as a percentage of average net assets for the six months ended December 31, 2008. The expense ratio may differ for each share class. Expenses are calculated by multiplying the expense ratio by the average account value for the period; then multiplying the result by the number of days in the period; and then dividing that result by the number of days in the year. During portions of the period, the fund limited expenses; had it not done so, expenses would have been higher.

			EXPENSES AND VALUE
	EXPENSES AND VALUE		OF A $1,000 INVESTMENT,
	OF A $1,000 INVESTMENT,		ASSUMING A HYPOTHETICAL
	ASSUMING ACTUAL RETURNS		5% ANNUALIZED RETURN
	FOR THE 6 MONTHS		FOR THE 6 MONTHS
	ENDED 12/31/08		ENDED 12/31/08

	Class IA	Class IB	Class IA	Class IB

VT Global Asset Allocation Fund
Expenses paid per $1,000	$3.36	$4.43	$3.96	$5.23
Ending value (after expenses)	$712.30	$711.50	$1,021.22	$1,019.96
Annualized expense ratio*	0.78%	1.03%	0.78%	1.03%
Lipper peer group avg. expense ratio†	0.77%	1.02%	0.77%	1.02%

* For the fund’s most recent fiscal half year; may differ from expense ratios based on one-year data in the financial highlights.

† Putnam keeps fund expenses below the Lipper peer group average expense ratio by limiting our fund expenses if they exceed the Lipper average.The Lipper average is a simple average of expenses of the mutual funds serving as investment vehicles for variable insurance products in the peer group that excludes 12b-1 fees as well as any expense offset and brokerage/service arrangements that may reduce subaccount expenses.To facilitate the comparison in this presentation, Putnam has adjusted the Lipper average to reflect the 12b-1 fees carried by class IB shares. Investors should note that the other funds in the peer group may be significantly smaller or larger than the fund, and that an asset-weighted average would likely be lower than the simple average. Also, the fund and Lipper report expense data at different times and for different periods.The fund’s expense ratio shown here is annualized data for the most recent six-month period, while the quarterly updated Lipper average is based on the most recent fiscal year-end data available for the peer group funds as of 12/31/08.

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Trustee approval of management contract

General conclusions

The Board of Trustees of the Putnam funds oversees the management of the funds in Putnam Variable Trust and, as required by law, determines annually whether to approve the continuance of each fund’s management contract with Putnam Investment Management (“Putnam Management”) and, in respect of certain funds in Putnam Variable Trust, the sub-management contract between Putnam Management’s affiliate, Putnam Investments Limited (“PIL”), and Putnam Management. In 2008, the Board of Trustees also approved a new sub-management contract, in respect of certain funds in Putnam Variable Trust, between PIL and Putnam Management, and a new sub-advisory contract, in respect of certain funds in Putnam Variable Trust, among Putnam Management, PIL, and another affiliate, The Putnam Advisory Company (“PAC”).

In this regard, the Board of Trustees, with the assistance of its Contract Committee consisting solely of Trustees who are not “interested persons” (as such term is defined in the Investment Company Act of 1940, as amended) of the Putnam funds (the “Independent Trustees”), requests and evaluates all information it deems reasonably necessary under the circumstances. Over the course of several months ending in June 2008, the Contract Committee met several times to consider the information provided by Putnam Management and other information developed with the assistance of the Board’s independent counsel and independent staff. The Contract Committee reviewed and discussed key aspects of this information with all of the Independent Trustees. The Contract Committee recommended, and the Independent Trustees approved, the continuance of the funds’ management contract, and in respect of certain funds in Putnam Variable Trust, the sub-management and sub-advisory contracts, effective July 1, 2008. (Because PIL and PAC are affiliates of Putnam Management and Putnam Management remains fully responsible for all services provided by PIL and PAC, the Trustees have not evaluated PIL and PAC as separate entities, except as otherwise indicated below, and all subsequent references to Putnam Management below should be deemed to include reference to PIL and PAC as necessary or appropriate in the context.)

The Independent Trustees’ approval was based on the following conclusions:

• That the fee schedule in effect for your fund represented reasonable compensation in light of the nature and quality of the services being provided to the fund, the fees paid by competitive funds and the costs incurred by Putnam Management in providing such services, and

• That this fee schedule represented an appropriate sharing between fund shareholders and Putnam Management of such economies of scale as may exist in the management of the fund at current asset levels.

These conclusions were based on a comprehensive consideration of all information provided to the Trustees, were subject to the continued application of certain expense reductions and waivers and other considerations noted below, and were not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations and how the Trustees considered these factors are described below, although individual Trustees may have evaluated the information presented differently, giving different weights to various factors. It is also important to recognize that the fee arrangements for the funds in Putnam Variable Trust and the other Putnam funds are the result of many years of review and discussion between the Independent Trustees and Putnam Management, that certain aspects of such arrangements may receive greater scrutiny in some years than others, and that the Trustees’ conclusions may be based, in part, on their consideration of these same arrangements in prior years.

Management fee schedules and categories; total expenses

The Trustees reviewed the management fee schedules in effect for all Putnam funds, including fee levels and breakpoints, and the assignment of funds to particular fee categories. In reviewing fees and expenses, the Trustees generally focused

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their attention on material changes in circumstances — for example, changes in a fund’s size or investment style, changes in Putnam Management’s operating costs or responsibilities, or changes in competitive practices in the mutual fund industry — that suggest that consideration of fee changes might be warranted. The Trustees concluded that the circumstances did not warrant changes to the management fee structure of the funds in Putnam Variable Trust, which had been carefully developed over the years, re-examined on many occasions and adjusted where appropriate. In this regard, the Trustees also noted that shareholders of the funds in Putnam Variable Trust voted in 2007 to approve new management contracts containing an identical fee structure. The Trustees focused on two areas of particular interest, as discussed further below:

• Competitiveness. The Trustees reviewed comparative fee and expense information for competitive funds, which indicated that, in a custom peer group of competitive funds selected by Lipper Inc., the fund ranked in the following percentiles in management fees and total expenses (less any applicable 12b-1 fees and excluding charges and expenses at the insurance company separate account level) as of December 31, 2007 (the first percentile being the least expensive funds and the 100th percentile being the most expensive funds).

	Actual Management	Total Expenses
	Fee (percentile)	(percentile)

Putnam VT Global Asset Allocation Fund	52nd	48th

(Because a fund’s custom peer group is smaller than its broad Lipper Inc. peer group, this expense information may differ from the Lipper peer expense information found elsewhere in this report.) The Trustees noted that expense ratios for a number of Putnam funds, which show the percentage of fund assets used to pay for management and administrative services, distribution (12b-1) fees and other expenses, had been increasing recently as a result of declining net assets and the natural operation of fee breakpoints.

The Trustees noted that the expense ratio increases described above were currently being controlled by expense limitations initially implemented in January 2004. The Trustees have received a commitment from Putnam Management and its parent company to continue this program through at least June 30, 2009. These expense limitations give effect to a commitment by Putnam Management that the expense ratio of each open-end fund would be no higher than the average expense ratio of the competitive funds included in the fund’s relevant Lipper universe (exclusive of any applicable 12b-1 charges in each case). The Trustees observed that this commitment to limit fund expenses has served shareholders well since its inception.

In order to ensure that the expenses of the Putnam funds continue to meet evolving competitive standards, the Trustees requested, and Putnam Management agreed, to extend for the twelve months beginning July 1, 2008, an additional expense limitation for certain funds at an amount equal to the average expense ratio (exclusive of 12b-1 charges) of a custom peer group of competitive funds selected by Lipper to correspond to the size of the fund. This additional expense limitation will be applied to those open-end funds that had above-average expense ratios (exclusive of 12b-1 charges) based on the custom peer group data for the period ended December 31, 2007. This additional expense limitation will not apply to your fund.

In addition, the Trustees devoted particular attention to analyzing the Putnam funds’ fees and expenses relative to those of competitors in fund complexes of comparable size and with a comparable mix of asset categories. The Trustees concluded that this analysis did not reveal any matters requiring further attention at the current time.

• Economies of scale. The funds in Putnam Variable Trust currently have the benefit of breakpoints in their management fees that provide shareholders with significant economies of scale, which means that the effective management fee rate of a fund (as a percentage of fund assets) declines as the fund grows in size and crosses specified asset thresholds. Conversely, if a fund shrinks in size — as has been the case for many Putnam funds in recent years — these breakpoints result in

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increasing fee levels. In recent years, the Trustees have examined the operation of the existing breakpoint structure during periods of both growth and decline in asset levels. The Trustees concluded that the fee schedules in effect for the funds in Putnam Variable Trust represented an appropriate sharing of economies of scale at current asset levels.

In connection with their review of the management fees and total expenses of the Putnam funds, the Trustees also reviewed the costs of the services to be provided and profits to be realized by Putnam Management and its affiliates from the relationship with the funds. This information included trends in revenues, expenses and profitability of Putnam Management and its affiliates relating to the investment management and distribution services provided to the funds. In this regard, the Trustees also reviewed an analysis of Putnam Management’s revenues, expenses and profitability with respect to the funds’ management contracts, allocated on a fund-by-fund basis.

Investment performance

The quality of the investment process provided by Putnam Management represented a major factor in the Trustees’ evaluation of the quality of services provided by Putnam Management under Putnam Variable Trust’s management contract. The Trustees were assisted in their review of the Putnam funds’ investment process and performance by the work of the Investment Oversight Coordinating Committee of the Trustees and the Investment Oversight Committees of the Trustees, which had met on a regular monthly basis with the funds’ portfolio teams throughout the year. The Trustees concluded that Putnam Management generally provides a high-quality investment process — as measured by the experience and skills of the individuals assigned to the management of fund portfolios, the resources made available to such personnel, and in general the ability of Putnam Management to attract and retain high-quality personnel — but also recognized that this does not guarantee favorable investment results for every fund in every time period. The Trustees considered the investment performance of each fund over multiple time periods and considered information comparing each fund’s performance with various benchmarks and with the performance of competitive funds.

While the Trustees noted the satisfactory investment performance of certain Putnam funds, they considered the disappointing investment performance of many funds in recent periods, particularly over periods in 2007 and 2008. They discussed with senior management of Putnam Management the factors contributing to such underperformance and actions being taken to improve performance. The Trustees recognized that, in recent years, Putnam Management has taken steps to strengthen its investment personnel and processes to address areas of underperformance, including recent efforts to further centralize Putnam Management’s equity research function. In this regard, the Trustees took into consideration efforts by Putnam Management to improve its ability to assess and mitigate investment risk in individual funds, across asset classes, and across the complex as a whole. The Trustees indicated their intention to continue to monitor performance trends to assess the effectiveness of these efforts and to evaluate whether additional changes to address areas of underperformance are warranted.

In the case of your fund, the Trustees considered the Lipper peer group percentile rankings for the fund’s class IA share cumulative total return performance results at net asset value for the one-year, three-year and five-year periods ended December 31, 2007. This information is shown in the following table. (Because of the passage of time, these performance results may differ from the performance results for more recent periods shown elsewhere in this report. In addition, results do not reflect charges and expenses at the insurance company separate account level.) Where applicable, the table also shows the number of funds in the peer group for the respective periods; this number is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds. Past performance is no guarantee of future returns.

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	One-year	Three-year	Five-year
	period	period	period
	percentile	percentile	percentile
	(# of funds	(# of funds	(# of funds
IA Share as of 12/31/07	in category)	in category)	in category)

Putnam VT Global Asset Allocation Fund	87th (174)	62nd (108)	53rd (81)
Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

See page 9 for more recent Lipper performance ranking information for the fund. Past performance is no guarantee of future results.

The Trustees noted the disappointing performance for your fund for the one-year period ended December 31, 2007. In this regard, the Trustees considered that Putnam Management continues to have confidence in the investment process for this fund given its stronger longer term record, recognizing the tendency for short-term variability over a market cycle. The Trustees also considered Putnam Management’s belief that the research centralization efforts underway in the equity space at Putnam will strengthen the fund’s investment process, which focuses on a blend of quantitative techniques and fundamental analysis, and enhance the fund’s performance potential.

* * *

As a general matter, the Trustees believe that cooperative efforts between the Trustees and Putnam Management represent the most effective way to address investment performance problems. The Trustees noted that investors in the Putnam funds have, in effect, placed their trust in the Putnam organization, under the oversight of the funds’ Trustees, to make appropriate decisions regarding the management of the funds. Based on the responsiveness of Putnam Management in the recent past to Trustee concerns about investment performance, the Trustees concluded that it is preferable to seek change within Putnam Management to address performance shortcomings. In the Trustees’ view, the alternative of engaging a new investment adviser for an underperforming fund would entail significant disruptions and would not provide any greater assurance of improved investment performance.

Brokerage and soft-dollar allocations; other benefits

The Trustees considered various potential benefits that Putnam Management may receive in connection with the services it provides under the management contract with Putnam Variable Trust. These include benefits related to brokerage and soft-dollar allocations, whereby a portion of the commissions paid by a fund for brokerage may be used to acquire research services that may be useful to Putnam Management in managing the assets of the fund and of other clients. The Trustees considered changes made in 2008, at Putnam Management’s request, to the Putnam funds’ brokerage allocation policy, which expanded the permitted categories of brokerage and research services payable with soft dollars and increased the permitted soft dollar allocation to third-party services over what had been authorized in previous years. The Trustees indicated their continued intent to monitor the potential benefits associated with the allocation of fund brokerage and trends in industry practice to ensure that the principle of seeking “best price and execution” remains paramount in the portfolio trading process.

The Trustees’ annual review of Putnam Variable Trust’s management contract arrangements also included the review of its distributor’s contract and distribution plan with Putnam Retail Management Limited Partnership and the investor servicing agreement with Putnam Fiduciary Trust Company (“PFTC”), each of which provides benefits to affiliates of Putnam Management. In the case of the investor servicing agreement, the Trustees considered that certain shareholder servicing functions were shifted to a third-party service provider by PFTC in 2007.

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Comparison of retail and institutional fee schedules

The information examined by the Trustees as part of their annual contract review has included for many years information regarding fees charged by Putnam Management and its affiliates to institutional clients such as defined benefit pension plans, college endowments, etc. This information included comparisons of such fees with fees charged to the funds, as well as a detailed assessment of the differences in the services provided to these two types of clients. The Trustees observed, in this regard, that the differences in fee rates between institutional clients and mutual funds are by no means uniform when examined by individual asset sectors, suggesting that differences in the pricing of investment management services to these types of clients reflect to a substantial degree historical competitive forces operating in separate market places. The Trustees considered the fact that fee rates across different asset classes are typically higher on average for mutual funds than for institutional clients, as well as the differences between the services that Putnam Management provides to the Putnam funds and those that it provides to institutional clients of the firm, but did not rely on such comparisons to any significant extent in concluding that the management fees paid by the funds in Putnam Variable Trust are reasonable.

More Recent Peer Group Rankings

More recent Lipper percentile rankings are shown for the fund in the following table. Note that this information was not available to the Trustees when they approved the continuance of the funds’ management contract. The table shows the Lipper peer group percentile rankings of the fund’s class IA share total return performance at net asset value. These rankings were determined on an annualized basis and are for the one-year, five-year, and ten-year periods ended on the most recent calendar quarter (December 31, 2008). Where applicable, the table also shows the fund’s rank among the total number of funds in its peer group for the respective periods; this information is indicated in parentheses following the percentile. Note that the first percentile denotes the best performing funds and the 100th percentile denotes the worst performing funds.

	One-year	Five-year	Ten-year
IA Share as of 12/31/08	period rank	period rank	period rank

Putnam VT Global Asset Allocation Fund	70% (138/197)	76% (69/90)	75% (38/50)
Lipper VP (Underlying Funds) — Mixed-Asset Target Allocation Growth Funds

Approval of the Sub-Management Contract between Putnam Management and Putnam Investments Limited and the Sub-Advisory Contract among Putnam Management, Putnam Investments Limited andThe Putnam Advisory Company

In 2008, the Trustees approved a new sub-management contract between Putnam Management and PIL in respect of certain funds in Putnam Variable Trust, under which PIL’s London office would begin managing a separate portion of the assets of certain funds. Also in 2008, the Trustees approved a new sub-advisory contract among Putnam Management, PIL and PAC in respect of certain funds in Putnam Variable Trust, under which PAC’s Tokyo branch would begin providing non-discretionary investment services to certain funds, and PAC’s Singapore branch would begin providing discretionary investment management services to certain funds. The applicable funds and their respective sub-management and/or sub-advisory contracts are listed in the table below, along with the Trustee approval date, the effective date of the services, and the type of PAC services provided, if applicable. The Contract Committee reviewed information provided by Putnam Management, PIL and PAC and, upon completion of this review, recommended, and the Independent Trustees and the full Board of Trustees approved, the sub-management contract and the sub-advisory contract in respect of the funds in Putnam Variable Trust listed below.

The Trustees considered numerous factors they believed relevant in approving your fund’s sub-management and sub-advisory contracts, including Putnam Management’s belief that the interest of shareholders would be best served by utilizing investment professionals in PIL’s London office and PAC’s Tokyo and Singapore offices to manage a portion of

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certain funds’ assets and PIL’s and PAC’s expertise in managing assets invested in European and Asian markets, respectively. The Trustees also considered that applicable securities laws require a sub-advisory relationship among Putnam Management, PIL and PAC in order for Putnam’s investment professionals in London, Tokyo and Singapore to be involved in the management of your fund. The Trustees noted that Putnam Management, and not your fund, would pay the sub-management fee to PIL for its services, that Putnam Management and/or PIL, but not your fund, would pay the sub-advisory fee to PAC for its services, and that the sub-management and sub-advisory relationships with PIL and PAC, respectively, will not reduce the nature, quality or overall level of service provided to the applicable funds.

		Trustee Approval		Type of PAC
Fund Name	Contract(s)	Date(s)	Effective Date(s)	Services Provided*

Putnam VT Global Asset Allocation Fund	PIL sub-management	May 2008	May 15, 2008 (PIL);	Discretionary investment
	contract; PAC		June 30, 2009 (PAC)	management services
sub-advisory contract

*Discretionary investment management services are provided by PAC’s Singapore office and non-discretionary investment management services are provided by PAC’s Tokyo office.

Other important information

Proxy voting

Putnam is committed to managing our mutual funds in the best interests of our shareholders. The Putnam funds’ proxy voting guidelines and procedures, as well as information regarding how your fund voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008, are available in the Individual Investors section of www.putnam.com and on the SEC’s Web site, www.sec.gov. If you have questions about finding forms on the SEC’s Web site, you may call the SEC at 1-800-SEC-0330. You may also obtain the Putnam funds’ proxy voting guidelines and procedures at no charge by calling Putnam’s Shareholder Services at 1-800-225-1581.

Fund portfolio holdings

Each Putnam VT fund will file a complete schedule of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Shareholders may obtain the fund’s Forms N-Q on the SEC’s Web site at www.sec.gov. In addition, the fund’s Forms N-Q may be reviewed and copied at the SEC’s public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC’s Web site or the operation of the public reference room.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Putnam Variable Trust and Shareholders of
Putnam VT Global Asset Allocation Fund:

In our opinion, the accompanying statement of assets and liabilities, including the fund’s portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Putnam VT Global Asset Allocation Fund (the “fund”) at December 31, 2008, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments owned at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
February 11, 2009

11

Putnam VT Global Asset Allocation Fund

The fund’s portfolio
12/31/08

COMMON STOCKS (54.8%)*

	Shares	Value

Basic materials (3.7%)
Abengoa SA (Spain)	3,554	$59,650
Acciona SA (Spain)	471	59,825
Agnico-Eagle Mines, Ltd. (Canada) †	1,300	66,729
AK Steel Holding Corp.	2,070	19,292
Albemarle Corp.	2,087	46,540
Amcor, Ltd. (Australia)	33,548	138,561
Ameron International Corp.	444	27,936
Andersons, Inc. (The)	3,102	51,121
AngloGold Ashanti, Ltd. ADR
(South Africa)	1,219	33,778
Antofagasta PLC (United Kingdom)	28,269	177,116
Apex Silver Mines, Ltd.
(Cayman Islands) †	1,693	1,659
Aracruz Celulose SA ADR (Brazil)	551	6,215
Arcelor Mittal (Luxembourg)	18,335	443,792
ArcelorMittal (Luxembourg)	575	13,949
Aurizon Mines, Ltd. (Canada) †	19,471	63,086
Balfour Beatty PLC (United Kingdom)	5,910	28,560
Barrick Gold Corp. (Canada)	3,324	122,223
Barrick Gold Corp. (Canada)	1,356	49,944
BASF SE (Germany)	2,761	109,559
BHP Billiton PLC (United Kingdom)	5,875	112,256
BHP Billiton, Ltd. (Australia)	11,115	237,891
BlueScope Steel, Ltd. (Australia)	31,258	78,015
Broadwind Energy, Inc. †	1,178	5,301
Buckeye Technologies, Inc. †	4,522	16,460
Cameco Corp. (Canada)	1,200	20,700
Canfor Corp. (Canada) †	2,556	16,003
Ceradyne, Inc. †	902	18,320
CF Industries Holdings, Inc.	4,175	205,243
China Grand Forestry Green
Resources Group, Ltd.
(Hong Kong) †	164,000	6,933
Cia de Minas Buenaventura SA ADR
(Peru)	2,514	50,079
Clearwater Paper Corp. †	148	1,242
Cliffs Natural Resources, Inc.	8,162	209,029
Coeur d’Alene Mines Corp. †	15,300	13,464
Crystallex International Corp.
(Canada) †	10,800	1,836
Deltic Timber Corp.	289	13,222
Denison Mines Corp. (Canada) †	2,800	3,368
Dow Chemical Co. (The)	7,277	109,810
Eldorado Gold Corp. (Canada) †	7,717	61,350
Energy Resources of Australia,
Ltd. (Australia)	1,033	14,018
Fletcher Building, Ltd.
(New Zealand)	10,864	36,866
FMC Corp.	4,570	204,416
Freeport-McMoRan Copper &
Gold, Inc. Class B	7,933	193,883

COMMON STOCKS (54.8%)* continued

	Shares	Value

Basic materials continued
Gammon Gold, Inc. (Canada) †	4,575	$25,025
Givaudan SA (Switzerland)	32	25,035
Gold Fields, Ltd. ADR
(South Africa)	6,100	60,573
Goldcorp, Inc.
(Toronto Exchange) (Canada)	3,245	102,315
Golden Star Resources, Ltd. †	11,200	11,200
Great Basin Gold, Ltd. (Canada) †	13,384	17,265
Grupo Empresarial Ence SA (Spain)	2,500	8,850
Grupo Ferrovial SA (Spain)	1,769	48,935
Gunns, Ltd. (Australia)	8,163	6,694
Harmony Gold Mining Co., Ltd. ADR
(South Africa) †	2,802	30,738
Hecla Mining Co. †	8,125	22,750
Hokuetsu Paper Mills, Ltd. (Japan)	4,000	24,417
Holmen AB Class B (Sweden)	800	19,972
Iamgold Corp. (Canada)	8,000	48,880
Impregilo SpA (Italy) †	11,473	33,179
Innophos Holdings, Inc.	1,487	29,457
Innospec, Inc. (United Kingdom)	2,729	16,074
Insituform Technologies, Inc. †	1,421	27,979
International Paper Co.	1,862	21,972
JFE Holdings, Inc. (Japan)	1,500	39,587
Kaiser Aluminum Corp.	1,002	22,565
Kinross Gold Corp. (Canada)	4,600	84,732
Koninklijke DSM NV (Netherlands)	1,831	47,133
Koppers Holdings, Inc.	1,919	41,489
Layne Christensen Co. †	1,714	41,153
Linde AG (Germany)	295	25,069
Matsushita Electric Works, Ltd.
(Japan)	4,000	35,488
MeadWestvaco Corp.	1,324	14,816
Minefinders Corp. (Canada) †	2,021	10,408
Monsanto Co.	6,683	470,149
Mosaic Co. (The)	7,966	275,624
Mueller Water Products, Inc.
Class A	4,938	41,479
New Gold, Inc. (Canada) †	9,494	13,843
Newmont Mining Corp.	2,400	97,680
Northgate Minerals Corp. (Canada) †	11,800	9,794
Northwest Pipe Co. †	569	24,245
Oilsands Quest, Inc. (Canada) †	3,790	2,767
OJI Paper Co., Ltd. (Japan)	7,000	41,060
Olympic Steel, Inc.	1,823	37,135
OM Group, Inc. †	2,467	52,078
Packaging Corp. of America	4,557	61,337
Paladin Energy, Ltd. (Australia) †	4,849	8,646
PAN American Silver Corp.
(Canada) †	1,657	28,285
Perini Corp. †	1,383	32,335

12

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Basic materials continued
Plum Creek Timber Company, Inc. (R)	873	$30,328
Portucel Empresa Produtora de
Pasta e Papel SA (Portugal)	8,930	19,387
Potash Corp. of Saskatchewan
(Canada)	3,872	283,508
Potash Corp. of Saskatchewan, Inc.
(Canada)	331	24,415
Potlatch Corp. (R)	518	13,473
PV Crystalox Solar PLC
(United Kingdom)	6,951	10,183
Rangold Resources, Ltd. ADR
(Jersey)	1,328	58,326
Rayonier, Inc.	698	21,882
Royal Gold, Inc.	770	37,892
Salzgitter AG (Germany)	575	45,606
Sappi, Ltd. ADR (South Africa)	2,222	8,688
Schnitzer Steel Industries, Inc.
Class A	1,574	59,261
Seabridge Gold, Inc. (Canada) †	1,100	14,388
Silgan Holdings, Inc.	1,209	57,802
Silver Standard Resources, Inc.
(Canada) †	1,800	28,692
Silver Wheaton Corp. (Canada) †	10,961	71,137
Sino-Forest Corp. (Canada) †	1,546	12,570
Smurfit-Stone Container Corp. †	5,310	1,354
Sonoco Products Co.	922	21,354
Southern Copper Corp.	20,745	333,165
Stora Enso OYJ Class R (Finland)	3,333	26,128
Sumitomo Forestry Co., Ltd. (Japan)	2,600	21,004
Svenska Cellulosa AB Class B
(Sweden)	2,400	20,723
Syngenta AG (Switzerland)	662	127,370
Terra Industries, Inc.	9,262	154,398
Timberwest Forest Corp.
(Unit) (Canada)	1,536	4,479
Uex Corp. (Canada) †	4,000	2,175
Umicore NV/SA (Belgium)	9,543	189,091
UPM-Kymmene OYJ (Finland)	2,011	25,606
Uranium One, Inc. (Canada) †	5,500	8,110
Vallourec SA (France)	216	24,670
voestalpine AG (Austria)	6,845	147,383
Votorantim Celulose e Papel SA ADR
(Brazil)	1,323	10,491
Wausau Paper Corp.	1,840	21,050
West Fraser Timber Co., Ltd.
(Canada)	540	14,146
Weyerhaeuser Co.	882	26,998
Yamana Gold, Inc. (Canada)	5,900	45,548
Zhaojin Mining Industry Co., Ltd.
(China)	37,500	29,235
		7,341,463

COMMON STOCKS (54.8%)* continued

	Shares	Value

Capital goods (3.9%)
Acuity Brands, Inc.	1,226	$42,800
Aecom Technology Corp. †	1,880	57,772
AGCO Corp. †	7,800	184,002
Alstom (France)	883	52,363
American Ecology Corp.	1,634	33,056
American Science &
Engineering, Inc.	527	38,977
Andritz AG (Austria)	2,653	68,096
Applied Industrial
Technologies, Inc.	3,240	61,301
Autoliv, Inc. (Sweden)	5,117	109,811
BAE Systems PLC (United Kingdom)	82,215	454,528
Bio-Treat Technology, Ltd.
(China) †	83,000	2,929
Boeing Co. (The)	13,168	561,879
Bucyrus International, Inc. Class A	385	7,130
Calgon Carbon Corp. †	1,122	17,234
Canon, Inc. (Japan)	5,600	175,406
Capstone Turbine Corp. †	18,904	15,879
Caterpillar, Inc.	2,783	124,317
Chart Industries, Inc. †	4,646	49,387
Charter PLC (United Kingdom)	1,221	5,910
China High Speed Transmission
Equipment Group Co., Ltd. (China)	22,000	26,849
CLARCOR, Inc.	554	18,382
Clean Harbors, Inc. †	827	52,465
Columbus McKinnon Corp. †	2,099	28,651
Conergy AG (Germany) †	842	1,192
Cummins, Inc.	4,785	127,903
Dana Holding Corp. †	1,209	895
Darling International, Inc. †	3,890	21,356
Deere (John) & Co.	8,171	313,113
Doosan Heavy Industries and
Construction Co., Ltd. (South Korea)	860	43,974
Ebara Corp. (Japan)	13,000	29,983
EMCOR Group, Inc. †	3,042	68,232
Emerson Electric Co.	6,605	241,809
Energy Recovery, Inc. †	3,164	23,983
EnergySolutions, Inc.	570	3,221
Epure International, Ltd. (China)	9,000	1,550
Esterline Technologies Corp. †	645	24,439
European Aeronautic Defense and
Space Co. (Netherlands)	18,347	311,056
Finmeccanica SpA (Italy)	10,703	164,797
Flowserve Corp.	2,176	112,064
Fluor Corp.	2,861	128,373
Foster Wheeler, Ltd. †	4,503	105,280
Franklin Electric Co., Inc.	599	16,838
Fuel Systems Solutions, Inc. †	462	15,135

13

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Capital goods continued
Fuel Tech, Inc. †	3,369	$35,678
Gardner Denver, Inc. †	1,733	40,448
General Cable Corp. †	1,570	27,773
General Dynamics Corp.	6,383	367,597
Glory, Ltd. (Japan)	7,800	152,222
GLV, Inc. Class A (Canada) †	1,731	11,051
Gorman-Rupp Co. (The)	950	29,564
GrafTech International, Ltd. †	1,937	16,116
Grief, Inc. Class A	442	14,776
GUD Holdings, Ltd. (Australia)	1,434	6,114
Heico Corp.	790	30,676
Hyflux, Ltd. (Singapore)	8,000	10,059
Illinois Tool Works, Inc.	5,342	187,237
Insteel Industries, Inc.	934	10,545
ITT Corp.	732	33,665
John Bean Technologies Corp.	1,063	8,685
Joy Global, Inc.	6,995	160,116
Knoll, Inc.	3,263	29,432
Kurita Water Industries, Ltd.
(Japan)	2,700	72,576
Lindsay Corp.	525	16,690
Lockheed Martin Corp.	1,518	127,633
MAN AG (Germany)	163	9,028
Manitowoc Co., Inc. (The)	12,335	106,821
Met-Pro Corp.	529	7,046
Mitsubishi Electric Corp. (Japan)	24,000	149,854
Moog, Inc. †	2,260	82,648
Nalco Holding Co.	1,629	18,799
Northrop Grumman Corp.	2,010	90,530
NSK, Ltd. (Japan)	8,000	29,974
Orbital Sciences Corp. †	1,680	32,810
Organo Corp. (Japan)	1,000	6,474
Parker-Hannifin Corp.	1,607	68,362
Pentair, Inc.	1,524	36,073
Pitney Bowes, Inc.	6,226	158,638
Prysmian SpA (Italy)	17,091	271,263
Raser Technologies, Inc. †	2,600	9,854
Raytheon Co.	9,341	476,765
Roper Industries, Inc.	856	37,159
Solon AG Fuer Solartechnik
(Germany) †	290	6,005
Spirax-Sarco Engineering PLC
(United Kingdom)	1,971	26,197
Steelcase, Inc.	17,513	98,423
Sunpower Corp. Class A †	580	21,460
Tanfield Group PLC
(United Kingdom) †	26,614	1,957
Teledyne Technologies, Inc. †	1,366	60,855
Tetra Tech, Inc. †	2,412	58,250
THK Co., Ltd. (Japan)	1,300	13,630

COMMON STOCKS (54.8%)* continued

	Shares	Value

Capital goods continued
Tomkins PLC (United Kingdom)	10,582	$19,232
United Technologies Corp.	5,998	321,493
USEC, Inc. †	2,900	13,021
Valmont Industries, Inc.	531	32,582
Vestas Wind Systems A/S (Denmark) †	808	48,234
Vinci SA (France)	797	33,705
Wabtec Corp.	1,745	69,364
WESCO International, Inc. †	2,124	40,845
		7,790,321

Communication services (3.2%)
Adelphia Recovery Trust
(Ser. ACC-1) †	53,418	2,137
Airvana, Inc. †	3,470	21,236
AT&T, Inc. #	41,031	1,169,384
Atlantic Tele-Network, Inc.	1,489	39,533
Belgacom SA (Belgium)	1,099	42,097
Carphone Warehouse Group PLC
(The) (United Kingdom)	17,447	22,978
Cincinnati Bell, Inc. †	13,270	25,611
Comcast Corp. Class A	11,913	201,091
DirecTV Group, Inc. (The) †	19,191	439,666
DISH Network Corp. Class A †	5,931	65,775
Embarq Corp.	2,948	106,010
France Telecom SA (France)	20,396	572,901
InterDigital, Inc. †	1,366	37,565
j2 Global Communications, Inc. †	1,867	37,415
KDDI Corp. (Japan)	89	632,497
Koninklijke (Royal) KPN NV
(Netherlands)	5,553	80,862
KT Freetel Co., Ltd.
(South Korea) †	2,580	64,054
Liberty Global, Inc. Class A †	12,079	192,298
Nice Systems, Ltd. ADR (Israel) †	1,471	33,053
NII Holdings, Inc. †	8,373	152,221
Nippon Telegraph & Telephone
(NTT) Corp. (Japan)	110	589,893
Novatel Wireless, Inc. †	2,316	10,746
NTELOS Holdings Corp.	1,412	34,820
NTT DoCoMo, Inc. (Japan)	11	21,636
Premiere Global Services, Inc. †	3,689	31,762
Rogers Communications Class B
(Canada)	566	17,061
Swisscom AG (Switzerland)	133	42,642
Syniverse Holdings, Inc. †	2,174	25,958
Taiwan Mobile Co., Ltd. (Taiwan)	33,000	49,142
Telefonica SA (Spain)	7,407	166,730
Telekom Austria AG (Austria)	1,275	18,507
Telephone and Data Systems, Inc.	1,777	56,420
Verizon Communications, Inc.	36,596	1,240,604
Vodafone Group PLC (United Kingdom)	57,772	117,972
		6,362,277

14

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Conglomerates (1.1%)
3M Co.	9,007	$518,263
Ansell, Ltd. (Australia)	5,882	52,726
Bouygues SA (France)	6,371	270,804
Danaher Corp.	633	35,834
General Electric Co.	32,945	533,709
Hutchison Whampoa, Ltd. (Hong Kong)	9,000	45,400
Itochu Corp. (Japan)	27,000	135,164
Silex Systems, Ltd. (Australia) †	2,292	4,775
Vivendi SA (France)	14,060	459,687
Walter Industries, Inc.	2,551	44,668
		2,101,030

Consumer cyclicals (3.8%)
Aeropostale, Inc. †	1,545	24,875
Aisin Seiki Co., Ltd. (Japan)	3,200	45,314
Amazon.com, Inc. †	328	16,820
Bayerische Motoren Werke (BMW) AG
(Germany)	1,404	43,339
Blue Nile, Inc. †	930	22,776
Bridgestone Corp. (Japan)	14,800	221,789
Brink’s Co. (The)	2,108	56,663
Buckle, Inc. (The)	3,231	70,500
Casey’s General Stores, Inc.	1,250	28,463
Cash America International, Inc.	1,142	31,234
Charlotte Russe Holding, Inc. †	2,200	14,278
Chemed Corp.	834	33,168
Coach, Inc. †	18,060	375,106
Compass Group PLC (United Kingdom)	4,944	24,887
Consolidated Graphics, Inc. †	1,171	26,511
CTC Media, Inc. (Russia) †	5,848	28,070
Daily Mail and General Trust
Class A (United Kingdom)	6,023	23,841
DaimlerChrysler AG (Germany)	1,808	68,986
Daito Trust Construction Co., Ltd.
(Japan)	1,100	57,471
De La Rue PLC (United Kingdom)	2,866	38,033
Deckers Outdoor Corp. †	556	44,408
Deluxe Corp.	2,265	33,884
Dolby Laboratories, Inc. Class A †	4,918	161,114
Dollar Tree, Inc. †	5,205	217,569
Dreamworks Animation SKG, Inc.
Class A †	1,082	27,331
Dress Barn, Inc. †	2,898	31,125
Emergency Medical Services Corp.
Class A †	1,150	42,102
Exide Technologies †	4,603	24,350
Experian Group, Ltd. (Ireland)	5,319	33,788
EZCORP, Inc. Class A †	6,421	97,663
FamilyMart Co., Ltd. (Japan)	1,500	65,019
Fiat SpA (Italy)	28,535	186,730
Foot Locker, Inc.	11,673	85,680

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer cyclicals continued
Geberit International AG
(Switzerland)	531	$56,813
Genesco, Inc. †	1,723	29,153
Greek Organization of Football
Prognostics (OPAP) SA (Greece)	4,580	132,314
Guangdong Investment, Ltd.
(Hong Kong)	84,000	33,925
Gymboree Corp. (The) †	1,507	39,318
Hackett Group Inc. (The) †	7,440	21,725
Hasbro, Inc.	6,845	199,669
Healthcare Services Group, Inc.	1,475	23,497
Hillenbrand, Inc.	2,103	35,078
Home Retail Group (United Kingdom)	5,241	16,306
Honda Motor Co., Ltd. (Japan)	1,900	41,115
ICF International, Inc. †	1,516	37,248
Jakks Pacific, Inc. †	1,875	38,681
Jos. A. Bank Clothiers, Inc. †	1,052	27,510
Landauer, Inc.	1,400	102,620
Lennox International, Inc.	1,527	49,307
LG Corp. (South Korea)	610	21,280
Lions Gate Entertainment Corp.
(Canada) †	4,600	25,300
LVMH Moet Hennessy Louis Vuitton
SA (France)	729	49,185
M.D.C. Holdings, Inc.	2,620	79,386
Manpower, Inc.	2,060	70,019
Marvel Entertainment, Inc. †	1,733	53,290
Mattel, Inc.	11,612	185,792
Mediaset SpA (Italy)	26,786	153,992
Morningstar, Inc. †	1,429	50,730
NBTY, Inc. †	6,247	97,766
Next PLC (United Kingdom)	8,285	131,574
Nintendo Co., Ltd. (Japan)	200	76,670
Nissha Printing Co., Ltd. (Japan)	1,000	39,696
Panasonic Corp. (Japan)	11,000	137,531
Perry Ellis International, Inc. †	1,825	11,571
Phillips-Van Heusen Corp.	2,401	48,332
PRG-Schultz International, Inc. †	1,637	6,679
RadioShack Corp.	8,091	96,607
Reed Elsevier PLC (United Kingdom)	7,525	55,636
Rent-A-Center, Inc. †	2,209	38,989
SECOM Co., Ltd. (Japan)	1,400	71,953
Sony Corp. (Japan)	3,900	84,596
Standard Parking Corp. †	1,344	25,993
Stantec, Inc. (Canada) †	1,389	34,499
Steinway Musical
Instruments, Inc. †	1,150	20,137
Steven Madden, Ltd. †	3,288	70,100
Swire Pacific, Ltd. (Hong Kong)	25,500	176,819
Tenneco Automotive, Inc. †	3,812	11,245

15

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer cyclicals continued
Thomas Cook Group PLC
(United Kingdom)	55,698	$144,670
Time Warner Cable, Inc. Class A †	15	322
Time Warner, Inc.	48,189	484,781
TJX Cos., Inc. (The)	5,300	109,021
Toro Co. (The)	3,786	124,938
Toyota Industries Corp. (Japan)	1,700	36,343
Toyota Motor Corp. (Japan)	700	22,863
Tractor Supply Co. †	480	17,347
True Religion Apparel, Inc. †	1,820	22,641
TUI Travel PLC (United Kingdom)	13,256	45,455
Urban Outfitters, Inc. †	9,398	140,782
Valeo SA (France)	4,223	63,051
Vertis Holdings, Inc. (F) †	1,807	2
Volkswagen AG (Germany)	68	23,921
Wal-Mart Stores, Inc.	16,097	902,398
Walt Disney Co. (The)	8,572	194,499
Warnaco Group, Inc. (The) †	2,282	44,796
Wheelock and Co., Ltd. (Hong Kong)	12,000	26,584
Wiley (John) & Sons, Inc. Class A	1,867	66,428
Wolverine World Wide, Inc.	3,098	65,182
WPP PLC (United Kingdom)	10,252	60,620
		7,709,177

Consumer staples (6.8%)
AFC Enterprises †	4,068	19,079
Alberto-Culver Co.	642	15,735
Altria Group, Inc. #	13,223	199,138
Archer Daniels Midland Co.	11,360	327,509
Aryzta AG (Switzerland) †	1,058	34,112
BAT Industries PLC (United Kingdom)	3,560	93,829
Bidz.com, Inc. †	4,410	20,286
BJ’s Wholesale Club, Inc. †	6,071	207,992
Boston Beer Co., Inc. Class A †	725	20,590
Brinker International, Inc.	2,170	22,872
Britvic PLC (United Kingdom)	16,553	64,067
Bunge, Ltd.	3,842	198,900
Cal-Maine Foods, Inc.	666	19,114
Campbell Soup Co.	2,874	86,249
CEC Entertainment, Inc. †	1,080	26,190
Chattem, Inc. †	786	56,223
Clorox Co.	7,121	395,643
Coca-Cola Co. (The)	3,888	176,010
Colgate-Palmolive Co.	8,158	559,149
Colruyt SA (Belgium)	1,127	242,374
Constellation Brands, Inc.
Class A †	8,241	129,961
Corn Products International, Inc.	4,402	126,998
Cosan, Ltd. Class A (Brazil) †	10,467	36,216
Dean Foods Co. †	8,698	156,303
DeVry, Inc.	1,212	69,581

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer staples continued
Domino’s Pizza, Inc. †	2,167	$10,207
Dr. Pepper Snapple Group, Inc. †	5,651	91,829
Einstein Noah Restaurant
Group, Inc. †	2,224	12,788
Energizer Holdings, Inc. †	3,050	165,127
Estee Lauder Cos., Inc. (The)
Class A	4,221	130,682
Fresh Del Monte Produce, Inc.
(Cayman Islands) †	1,724	38,652
Groupe Danone (France)	610	36,971
Heineken Holding NV (Netherlands)	2,701	77,652
Heineken NV (Netherlands)	5,548	171,172
Herbalife, Ltd. (Cayman Islands)	6,917	149,961
InBev NV (Belgium)	8,364	194,730
InBev NV 144A (Belgium)	3,958	92,150
Inchcape PLC (United Kingdom)	24,675	13,301
ITT Educational Services, Inc. †	3,766	357,695
Japan Tobacco, Inc. (Japan)	16	52,866
Jardine Cycle & Carriage, Ltd.
(Singapore)	3,000	19,999
KAO Corp. (Japan)	14,000	423,028
Kerry Group PLC Class A (Ireland)	10,932	200,199
Koninklijke Ahold NV (Netherlands)	31,862	393,248
Kraft Foods, Inc. Class A	8,787	235,931
Kroger Co.	16,765	442,764
KT&G Corp. (South Korea)	695	43,373
Lawson, Inc. (Japan)	1,000	57,545
Lion Nathan, Ltd. (Australia)	4,633	27,090
Marubeni Corp. (Japan)	13,000	49,440
McDonald’s Corp.	12,814	796,903
MWI Veterinary Supply, Inc. †	1,226	33,053
Nash Finch Co.	2,744	123,178
Nestle SA (Switzerland)	11,550	452,093
Netflix, Inc. †	985	29,442
New Oriental Education &
Technology Group ADR (China) †	538	29,542
Pepsi Bottling Group, Inc. (The)	14,572	328,016
PepsiCo, Inc.	8,980	491,835
Philip Morris International, Inc.	14,724	640,641
Prestige Brands Holdings, Inc. †	4,402	46,441
Procter & Gamble Co. (The)	18,324	1,132,790
Reckitt Benckiser PLC
(United Kingdom)	3,382	127,804
Reynolds American, Inc.	1,345	54,217
Robert Half International, Inc.	7,194	149,779
Safeway, Inc.	22,680	539,104
Sodexho Alliance SA (France)	678	37,678
Spartan Stores, Inc.	3,873	90,047
Suedzucker AG (Germany)	6,532	100,225
SunOpta, Inc. (Canada) †	4,300	6,751
Swedish Match AB (Sweden)	7,188	103,899

16

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Consumer staples continued
Toyo Suisan Kaisha, Ltd. (Japan)	15,000	$430,193
Tyson Foods, Inc. Class A	10,857	95,107
Wolseley PLC (United Kingdom)	13,045	73,778
Woolworths, Ltd. (Australia)	19,908	377,462
Yum! Brands, Inc.	11,784	371,196
		13,453,694

Energy (6.5%)
Alpha Natural Resources, Inc. †	3,654	59,158
Arch Coal, Inc.	496	8,080
Areva SA (France)	19	9,370
Aventine Renewable Energy
Holdings, Inc. †	5,563	3,616
Ballard Power Systems, Inc.
(Canada) †	6,076	6,866
Basic Energy Services, Inc. † #	3,366	43,893
BG Group PLC (United Kingdom)	9,732	137,057
BP PLC (United Kingdom)	55,217	429,165
Bronco Energy, Ltd. (Canada) †	1,386	1,450
Callon Petroleum Co. †	2,070	5,382
Canadian Oil Sands Trust
(Unit) (Canada)	1,065	18,512
Canadian Solar, Inc. (China) †	734	4,742
Centennial Coal Co., Ltd.
(Australia)	3,548	8,436
Chevron Corp.	23,658	1,749,982
China Coal Energy Co. (China)	31,000	25,052
China Petroleum & Chemical Corp.
(China)	148,000	91,179
China Shenhua Energy Co., Ltd.
(China)	20,000	42,891
China Sunergy Co., Ltd. ADR
(China) †	1,280	5,056
Compagnie Generale de
Geophysique-Veritas SA (France) †	11,590	173,792
Complete Production
Services, Inc. †	1,763	14,368
Comstock Resources, Inc. †	1,092	51,597
Connacher Oil and Gas, Ltd.
(Canada) †	4,421	2,695
ConocoPhillips	13,148	681,066
CONSOL Energy, Inc.	396	11,318
Core Laboratories NV (Netherlands)	624	37,353
Covanta Holding Corp. †	1,700	37,332
CVR Energy, Inc. †	3,340	13,360
Devon Energy Corp.	986	64,790
Dresser-Rand Group, Inc. †	11,896	205,206
EDP Renovaveis SA (Spain) †	3,878	27,272
Energy XXI Bermuda, Ltd. (Bermuda)	10,296	8,134
ENI SpA (Italy)	14,318	335,414
ENSCO International, Inc.	4,868	138,203
Evergreen Energy, Inc. †	10,300	2,987

COMMON STOCKS (54.8%)* continued

	Shares	Value

Energy continued
Evergreen Solar, Inc. †	2,697	$8,603
Exxon Mobil Corp. #	43,908	3,505,176
Felix Resources, Ltd. (Australia)	1,160	7,324
First Solar, Inc. †	1,379	190,247
Foundation Coal Holdings, Inc.	293	4,108
FuelCell Energy, Inc. †	5,748	22,302
Gamesa Corp Tecnologica SA (Spain)	1,570	28,597
GT Solar International, Inc. †	1,164	3,364
Gushan Environmental Energy, Ltd.
ADR (China)	6,000	11,040
Halliburton Co.	1,611	29,288
Headwaters, Inc. †	5,247	35,417
Hess Corp.	1,767	94,782
Hidili Industry International
Development, Ltd. (China)	11,000	3,516
Iberdrola Renovables SA (Spain) †	9,307	40,408
Inpex Holdings, Inc. (Japan)	4	31,533
International Coal Group, Inc. †	1,597	3,673
ION Geophysical Corp. †	6,095	20,906
JA Solar Holdings Co., Ltd. ADR
(China) †	3,038	13,276
James River Coal Co. †	318	4,875
Key Energy Services, Inc. †	4,410	19,448
LDK Solar Co., Ltd. ADR (China) †	846	11,100
MacArthur Coal, Ltd. (Australia)	1,098	2,385
Marathon Oil Corp.	25,159	688,350
Mariner Energy, Inc. †	2,766	28,213
Massey Energy Co.	9,200	126,868
McMoRan Exploration Co. †	1,664	16,307
Nexen, Inc. (Canada)	2,800	49,477
Noble Corp.	3,638	80,363
Occidental Petroleum Corp.	6,995	419,630
Oil States International, Inc. †	946	17,681
OPTI Canada, Inc. (Canada) †	1,529	2,267
Patriot Coal Corp. †	340	2,125
Patterson-UTI Energy, Inc.	6,004	69,106
Peabody Energy Corp.	547	12,444
Petroleo Brasileiro SA ADR (Brazil)	988	24,196
Petroleum Geo-Services ASA
(Norway) †	3,100	12,740
Q-Cells AG (Germany) †	468	17,056
Queensland Gas Co., Ltd.
(Australia) (F) †	1,924	7,838
Renewable Energy Corp. AS
(Norway) †	2,172	20,566
Repsol YPF SA (Spain)	2,721	58,197
Riversdale Mining, Ltd.
(Australia) †	2,321	4,012
Rosetta Resources, Inc. †	2,547	18,033
Royal Dutch Shell PLC Class A
(Netherlands)	4,575	121,310

17

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Energy continued
Royal Dutch Shell PLC Class B
(Netherlands)	18,596	$474,737
Sasol, Ltd. ADR (South Africa)	1,053	31,937
Solar Millennium AG (Germany) †	442	7,588
Solarfun Power Holdings Co., Ltd.
ADR (China) †	1,380	6,914
Solaria Energia y Medio Ambiente
SA (Spain) †	1,655	4,507
StatoilHydro ASA (Norway)	24,099	399,668
Stone Energy Corp. †	1,414	15,582
Suncor Energy, Inc. (Canada)	1,158	22,581
Sunoco, Inc.	7,875	342,248
Suntech Power Holdings Co., Ltd.
ADR (China) †	928	10,858
Swift Energy Co. †	1,200	20,172
Tesoro Corp.	15,520	204,398
Theolia SA (France) †	1,894	8,120
Tidewater, Inc.	13,126	528,584
Total SA (France)	3,100	169,716
Trico Marine Services, Inc. †	1,635	7,308
Trina Solar, Ltd. ADR (China) †	594	5,518
UK Coal PLC (United Kingdom) †	1,978	2,926
Unit Corp. †	3,576	95,551
UTS Energy Corp. (Canada) †	5,393	3,554
Vaalco Energy, Inc. †	4,172	31,040
Valero Energy Corp.	6,798	147,109
VeraSun Energy Corp. †	4,830	290
W&T Offshore, Inc.	1,120	16,038
Willbros Group, Inc. (Panama) †	1,880	15,924
Yanzhou Coal Mining Co., Ltd.
(China)	20,000	14,882
Yingli Green Energy Holding Co.,
Ltd. ADR (China) †	7,622	46,494
		12,977,165

Financials (7.3%)
3i Group PLC (United Kingdom)	23,228	92,822
ACE, Ltd. (Switzerland)	2,069	109,491
Advanta Corp. Class B	5,437	11,363
Agree Realty Corp. (R)	1,277	23,152
Allianz SE (Germany)	1,431	154,132
Allied Irish Banks PLC (Ireland)	28,706	70,104
Allied World Assurance Company
Holdings, Ltd. (Bermuda)	830	33,698
Alpha Bank AE (Greece)	2,960	27,918
American Equity Investment Life
Holding Co.	5,782	40,474
American Financial Group, Inc.	11,981	274,125
Ameriprise Financial, Inc.	9,681	226,148
Amerisafe, Inc. †	2,856	58,634
Anglo Irish Bank Corp. PLC
(Ireland)	41,350	9,972

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
Arbor Realty Trust, Inc (R)	2,254	$6,649
Arch Capital Group, Ltd.
(Bermuda) †	2,835	198,734
Aspen Insurance Holdings, Ltd.
(Bermuda)	1,995	48,379
Assured Guaranty, Ltd. (Bermuda)	1,919	21,877
Asta Funding, Inc.	4,849	13,189
AXA SA (France)	6,590	147,540
Banco Latinoamericano de
Exportaciones SA Class E (Panama)	4,812	69,100
Banco Santander Central Hispano SA
(Spain)	13,055	126,526
Bank of America Corp. #	31,804	447,800
Bank of the Ozarks, Inc.	1,431	42,415
Barclays PLC (United Kingdom)	99,898	228,447
BlackRock, Inc.	698	93,637
BNP Paribas SA (France)	6,175	261,845
Cathay General Bancorp	1,403	33,321
Center Financial Corp.	3,558	21,953
Chubb Corp. (The)	7,659	390,609
Citigroup, Inc. #	20,194	135,502
Commerzbank AG (Germany)	673	6,442
Conseco, Inc. †	11,458	59,352
Corio NV (Netherlands)	2,061	94,897
Corporacion Mapfre SA (Spain)	45,052	153,374
Credit Saison Co., Ltd. (Japan)	1,100	15,154
Credit Suisse Group (Switzerland)	1,747	47,556
DBS Group Holdings, Ltd.
(Singapore)	37,000	220,296
DBS Group Holdings, Ltd.
(Rights) (Singapore) (F) †	18,500	38,662
Deutsche Bank AG (Germany)	868	34,760
Dexia (Belgium)	14,679	66,349
Diamond Lease Co., Ltd. (Japan)	1,380	34,984
DnB Holdings ASA (Norway)	7,356	29,588
Entertainment Properties Trust (R)	1,095	32,631
Eurazeo (France)	1,327	62,554
Fairfax Financial Holdings, Ltd.
(Canada)	237	76,143
FBL Financial Group, Inc. Class A	1,368	21,136
First Bancorp Puerto Rico
(Puerto Rico)	4,226	47,078
Goldman Sachs Group, Inc. (The)	9,253	780,861
Governor & Co. Of The Bank Of
Ireland (The) (Ireland)	62,373	73,803
Greenhill & Co., Inc.	207	14,442
Hallmark Financial Services, Inc. †	2,960	25,959
HBOS PLC (United Kingdom)	15,688	16,150
HBOS PLC
(Rights) (United Kingdom) (F) †	31,626	5
Home Properties of NY, Inc. (R)	530	21,518

18

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
HSBC Holdings PLC
(London Exchange) (United Kingdom)	3,800	$36,893
Industrial & Commercial Bank
of China (China)	73,000	38,799
ING Canada, Inc. (Canada)	1,416	36,873
ING Groep NV (Netherlands)	11,375	119,405
Inland Real Estate Corp. (R)	2,378	30,866
Interactive Brokers Group, Inc.
Class A †	1,469	26,280
International Bancshares Corp.	2,089	45,603
Intesa Sanpaolo SpA (Italy)	12,175	42,997
Invesco, Ltd.	9,713	140,256
Investment Technology Group, Inc. †	5,590	127,005
Investor AB Class B (Sweden)	19,163	291,182
Janus Capital Group, Inc.	14,514	116,547
JPMorgan Chase & Co.	31,243	985,092
KBC Groupe SA (Belgium)	5,263	159,637
Knight Capital Group, Inc.
Class A †	2,624	42,378
Lexington Corporate Properties
Trust (R)	3,476	17,380
Link REIT (The) (Hong Kong) (R)	27,500	45,715
Lloyds TSB Group PLC
(United Kingdom)	54,539	101,257
Lloyds TSB Group PLC
(United Kingdom) (F) †	4,296	1
Lloyds TSB Group PLC ADR
(United Kingdom)	6,849	52,737
Loews Corp.	2,504	70,738
LTC Properties, Inc. (R)	2,715	55,060
Macquarie Bank, Ltd. (Australia)	844	17,433
Mastercard, Inc. Class A	562	80,327
Meadowbrook Insurance Group, Inc.	3,530	22,733
Mitsubishi Estate Co., Ltd. (Japan)	1,000	16,455
Mitsubishi UFJ Financial
Group, Inc. (Japan)	11,400	70,580
Mitsubishi UFJ Financial
Group, Inc. 144A (Japan)	2,915	18,048
Morgan Stanley	8,769	140,655
Muenchener Rueckversicherungs-
Gesellschaft AG (Germany)	211	33,298
National Bank of Canada (Canada)	1,127	29,059
National Health Investors, Inc. (R)	1,712	46,960
Nationale A Portefeuille (Belgium)	2,153	105,132
Nationwide Health
Properties, Inc. (R)	2,525	72,518
Navigators Group, Inc. †	640	35,142
Nordea AB (Sweden)	47,084	334,658
Northern Trust Corp.	1,271	66,270
NorthStar Realty Finance Corp. (R)	4,277	16,723
Old Mutual PLC (United Kingdom)	105,055	85,137

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
Old Second Bancorp, Inc.	3,965	$45,994
Omega Healthcare
Investors, Inc. (R)	2,907	46,425
optionsXpress Holdings, Inc.	1,259	16,820
ORIX Corp. (Japan)	1,280	72,568
Pacific Capital Bancorp.	1,427	24,088
Penson Worldwide, Inc. †	1,114	8,489
Pico Holdings, Inc. †	1,279	33,996
Platinum Underwriters Holdings,
Ltd. (Bermuda)	1,320	47,626
PMA Capital Corp. Class A †	4,200	29,736
Prudential PLC (United Kingdom)	6,502	40,154
PS Business Parks, Inc. (R)	1,771	79,093
QBE Insurance Group, Ltd.
(Australia)	1,757	32,456
Ramco-Gershenson Properties (R)	1,741	10,759
Royal Bank of Scotland Group PLC
(United Kingdom)	72,956	53,498
S&T Bancorp, Inc.	858	30,459
Safety Insurance Group, Inc.	610	23,217
Sai-Soc Assicuratrice Industriale
SpA (SAI) (Italy)	3,975	72,634
Sampo OYJ Class A (Finland)	2,605	48,862
Sandy Spring Bancorp, Inc.	893	19,494
SCOR (France)	3,139	72,470
SeaBright Insurance
Holdings, Inc. †	3,420	40,151
Selective Insurance Group	1,018	23,343
Shinhan Financial Group Co., Ltd.
(South Korea)	2,350	54,322
Simon Property Group, Inc. (R)	1,931	102,594
Smithtown Bancorp, Inc.	890	14,267
Sony Financial Holdings, Inc.
(Japan)	12	45,981
Southwest Bancorp, Inc.	1,712	22,188
Standard Chartered PLC
(United Kingdom)	3,789	49,132
State Street Corp.	7,682	302,133
Sterling Financial Corp.	3,250	28,600
Suffolk Bancorp	1,326	47,643
Sumitomo Mitsui Financial
Group, Inc. (Japan)	4	17,289
SWS Group, Inc.	2,882	54,614
Tokio Marine Holdings, Inc. (Japan)	3,500	102,332
TradeStation Group, Inc. †	4,681	30,192
Travelers Cos., Inc. (The)	4,602	208,010
U.S. Bancorp	30,242	756,352
UBS AG (Switzerland) †	1,439	20,728
UCBH Holdings, Inc.	7,642	52,577
Unibail-Rodamco (France) (R)	79	11,816
Unibanco-Uniao de Bancos
Brasileiros SA ADR (Brazil)	1,030	66,559

19

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Financials continued
UniCredito Italiano SpA (Italy)	171,484	$420,361
Universal Health Realty Income
Trust (R)	1,313	43,211
Uranium Participation Corp.
(Canada) †	1,800	10,617
Urstadt Biddle Properties, Inc.
Class A (R)	2,850	45,401
Validus Holdings, Ltd. (Bermuda)	1,615	42,248
Ventas, Inc. (R)	3,268	109,707
Virginia Commerce Bancorp. †	3,615	18,690
W.R. Berkley Corp.	8,658	268,398
Wells Fargo & Co.	26,020	767,070
Westpac Banking Corp. (Australia)	14,073	170,306
Wilshire Bancorp, Inc.	2,380	21,610
World Acceptance Corp. †	1,682	33,236
WSFS Financial Corp.	662	31,769
Zurich Financial Services AG
(Switzerland)	2,325	501,239
		14,510,603

Health care (6.9%)
Aetna, Inc. #	6,022	171,627
Albany Molecular Research, Inc. †	1,500	14,610
Alkermes, Inc. †	3,242	34,527
Alliance Imaging, Inc. †	4,564	36,375
Alnylam Pharmaceuticals, Inc. †	1,652	40,854
Amedisys, Inc. †	1,531	63,292
American Oriental
Bioengineering, Inc. (China) †	8,142	55,284
AMERIGROUP Corp. †	1,231	36,339
Amgen, Inc. †	11,163	644,663
AMN Healthcare Services, Inc. †	2,411	20,397
Astellas Pharma, Inc. (Japan)	4,500	182,708
AstraZeneca PLC
(London Exchange) (United Kingdom)	14,554	598,178
Baxter International, Inc.	3,945	211,413
Becton, Dickinson and Co.	6,582	450,143
Bio-Rad Laboratories, Inc.
Class A †	417	31,404
Boston Scientific Corp. †	31,358	242,711
Bristol-Myers Squibb Co.	11,785	274,001
Cantel Medical Corp. †	1,398	20,509
Centene Corp. †	1,326	26,135
Cephalon, Inc. †	2,826	217,715
China Medical Technologies, Inc.
ADR (China)	3,125	63,313
CIGNA Corp.	8,696	146,528
Coventry Health Care, Inc. †	9,376	139,515
Covidien, Ltd.	6,000	217,440
CSL, Ltd. (Australia)	927	22,245
CSL, Ltd. 144A (Australia)	1,100	26,396

COMMON STOCKS (54.8%)* continued

	Shares	Value

Health care continued
Cubist Pharmaceuticals, Inc. †	1,832	$44,261
Cutera, Inc. †	4,836	42,895
CV Therapeutics, Inc. †	3,530	32,511
Depomed, Inc. †	8,080	13,332
Eclipsys Corp. †	1,246	17,681
Eli Lilly & Co.	7,925	319,140
Emergent Biosolutions, Inc. †	2,687	70,158
Enzon Pharmaceuticals, Inc. †	3,565	20,784
eResearch Technology, Inc. †	4,540	30,100
Express Scripts, Inc. †	2,369	130,248
Forest Laboratories, Inc. †	8,125	206,944
Gen-Probe, Inc. †	4,214	180,528
Genoptix, Inc. †	1,190	40,555
GlaxoSmithKline PLC
(United Kingdom)	19,943	375,547
Haemonetics Corp. †	638	36,047
Healthsouth Corp. †	2,147	23,531
Hisamitsu Pharmaceutical Co., Inc.
(Japan)	500	20,369
Idera Pharmaceuticals, Inc. †	2,072	15,913
Intuitive Surgical, Inc. †	1,619	205,597
Johnson & Johnson #	17,410	1,041,640
Kinetic Concepts, Inc. †	1,029	19,736
King Pharmaceuticals, Inc. †	16,299	173,095
Life Technologies Corp. †	4,943	115,221
Luminex Corp. †	2,816	60,150
Magellan Health Services, Inc. †	1,261	49,381
Martek Biosciences Corp. †	4,180	126,696
Matrixx Initiatives, Inc. †	1,159	19,112
Maxygen, Inc. †	3,150	28,098
Medicines Co. †	1,234	18,177
Medtronic, Inc.	10,986	345,180
Merck & Co., Inc.	36,174	1,099,690
Merit Medical Systems, Inc. †	3,184	57,089
Millipore Corp. †	415	21,381
Mylan, Inc. †	17,727	175,320
Myriad Genetics, Inc. †	1,017	67,386
Novartis AG (Switzerland)	11,616	578,022
NPS Pharmaceuticals, Inc. †	3,420	21,238
Obagi Medical Products, Inc. †	3,092	23,066
Ono Pharmaceutical Co., Ltd.
(Japan)	1,400	72,634
Onyx Pharmaceuticals, Inc. †	602	20,564
OSI Pharmaceuticals, Inc. †	935	36,512
Owens & Minor, Inc.	1,374	51,731
Pain Therapeutics, Inc. †	4,340	25,693
Pall Corp.	825	23,455
PetMed Express, Inc. †	2,484	43,793
Pfizer, Inc.	37,052	656,191
Questcor Pharmaceuticals, Inc. †	4,740	44,129

20

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Health care continued
Quidel Corp. †	2,630	$34,374
Roche Holding AG (Switzerland)	2,011	307,438
RTI Biologics, Inc. †	5,889	16,254
Sanofi-Aventis (France)	584	37,248
Santarus, Inc. †	11,300	17,741
Santen Pharmaceutical Co., Ltd.
(Japan)	1,300	39,066
Schering-Plough Corp.	10,289	175,222
Steris Corp.	2,147	51,292
Suzuken Co., Ltd. (Japan)	3,000	90,196
Taisho Pharmaceutical Co., Ltd.
(Japan)	6,000	127,192
Takeda Pharmaceutical Co., Ltd.
(Japan)	2,400	124,220
Techne Corp.	899	58,003
Terumo Corp. (Japan)	3,200	149,529
Teva Pharmaceutical Industries,
Ltd. ADR (Israel)	542	23,073
UCB SA (Belgium)	2,149	70,295
United Therapeutics Corp. †	574	35,904
Valeant Pharmaceuticals
International †	3,521	80,631
Varian Medical Systems, Inc. †	7,651	268,091
Viropharma, Inc. †	4,462	58,095
Waters Corp. †	6,812	249,660
WellPoint, Inc. †	5,959	251,053
Wyeth	18,426	691,159
Zoll Medical Corp. †	989	18,682
		13,803,261

Technology (7.5%)
3Com Corp. †	7,330	16,712
3PAR, Inc. †	2,732	20,845
Accenture, Ltd. Class A (Bermuda)	1,770	58,038
Acxiom Corp.	3,844	31,175
Adobe Systems, Inc. †	11,588	246,709
Advanced Battery
Technologies, Inc. †	4,000	10,640
Advent Software, Inc. †	818	16,335
Akamai Technologies, Inc. †	5,172	78,045
Anixter International, Inc. †	1,460	43,975
ANSYS, Inc. †	1,550	43,230
Apple, Inc. †	8,843	754,750
Applied Materials, Inc.	10,999	111,420
ARRIS Group, Inc. †	11,360	90,312
ASML Holding NV (Netherlands)	1,721	30,841
Atmel Corp. †	6,490	20,314
Avnet, Inc. †	5,067	92,270
Avocent Corp. †	3,758	67,306
Badger Meter, Inc.	744	21,591
Baidu.com ADR (China) †	945	123,389

COMMON STOCKS (54.8%)* continued

	Shares	Value

Technology continued
Black Box Corp.	1,157	$30,221
Blackboard, Inc. †	999	26,204
BMC Software, Inc. † #	19,632	528,297
Brocade Communications
Systems, Inc. †	18,909	52,945
BYD Co., Ltd. (China)	16,500	27,207
China BAK Battery, Inc. (China) †	4,400	7,128
Cisco Systems, Inc. † #	50,722	826,769
Citrix Systems, Inc. †	2,476	58,359
CommScope, Inc. †	1,933	30,039
Compuware Corp. †	17,031	114,959
Comtech Telecommunications Corp. †	1,107	50,723
Concur Technologies, Inc. †	1,653	54,251
CSG Systems International, Inc. †	6,251	109,205
Cybersource Corp. †	1,981	23,752
Data Domain, Inc. †	3,432	64,522
Dell, Inc. †	5,841	59,812
Digital River, Inc. †	945	23,436
eBay, Inc. †	7,617	106,333
EMC Corp. †	45,558	476,992
Energy Conversion Devices, Inc. †	458	11,546
EnerSys †	2,488	27,368
Expedia, Inc. †	9,487	78,173
F5 Networks, Inc. †	3,865	88,354
FactSet Research Systems, Inc.	657	29,066
FEI Co. †	9,199	173,493
Formfactor, Inc. †	1,170	17,082
Fujitsu, Ltd. (Japan)	87,000	419,586
Google, Inc. Class A †	746	229,507
Greatbatch, Inc. †	1,569	41,516
Greatek Electronics, Inc. (Taiwan)	120	70
GS Yuasa Corp. (Japan)	11,000	66,135
Hewlett-Packard Co.	25,459	923,907
High Tech Computer Corp. (Taiwan)	5,000	50,533
Hitachi, Ltd. (Japan)	51,000	197,348
IBM Corp.	11,072	931,820
IHS, Inc. Class A †	2,708	101,333
Integral Systems, Inc. †	1,656	19,955
Integrated Device
Technology, Inc. †	4,102	23,012
Intel Corp. #	60,353	884,775
Itron, Inc. †	390	24,859
IXYS Corp.	2,741	22,641
JDA Software Group, Inc. †	3,200	42,016
Ju Teng International Holdings,
Ltd. (Hong Kong) †	36,000	7,560
Juniper Networks, Inc. †	2,883	50,481
MEMC Electronic Materials, Inc. †	9,259	132,219
Micrel, Inc.	5,304	38,772
Microsoft Corp.	79,811	1,551,526

21

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Technology continued
MicroStrategy, Inc. †	452	$16,783
National Instruments Corp.	1,920	46,771
National Semiconductor Corp.	18,364	184,925
NCR Corp. †	5,290	74,801
NetApp, Inc. †	15,560	217,373
Netscout Systems, Inc. †	3,226	27,808
NetSuite, Inc. †	1,647	13,901
Nokia OYJ (Finland)	10,704	166,642
NTT Data Corp. (Japan)	94	376,502
NVIDIA Corp. †	5,433	43,844
Oce NV (Netherlands)	7,302	32,179
Omniture, Inc. †	4,226	44,965
Oracle Corp. †	15,582	276,269
Parametric Technology Corp. †	5,224	66,084
Perot Systems Corp. Class A †	2,279	31,154
Plantronics, Inc.	1,469	19,391
Progress Software Corp. †	1,185	22,823
QLogic Corp. †	7,607	102,238
Qualcomm, Inc.	4,666	167,183
Renesola, Ltd. ADR (China) †	1,200	5,292
Roth & Rau AG (Germany) †	344	7,422
Saft Groupe SA (France) †	679	18,421
SAIC, Inc. †	8,957	174,482
Salesforce.com, Inc. †	1,746	55,889
SAP AG (Germany)	2,517	90,587
Seagate Technology (Cayman Islands)	14,631	64,815
Seiko Epson Corp. (Japan)	1,800	28,609
Silicon Image, Inc. †	6,599	27,716
Sohu.com, Inc. (China) †	3,836	181,596
Solarworld AG (Germany)	596	13,024
SonicWall, Inc. †	10,749	42,781
SPSS, Inc. †	1,261	33,997
Sybase, Inc. †	3,235	80,131
Sykes Enterprises, Inc. †	1,964	37,552
Symantec Corp. †	22,829	308,648
Synaptics, Inc. †	941	15,583
Synopsys, Inc. †	3,455	63,987
Take-Two Interactive
Software, Inc. †	3,413	25,802
TeleCommunication Systems, Inc.
Class A †	4,944	42,469
Texas Instruments, Inc.	10,399	161,392
TTM Technologies, Inc. †	7,492	39,033
UBISOFT Entertainment (France) †	2,453	48,162
Ultralife Batteries, Inc. †	2,046	27,437
United Online, Inc.	2,424	14,714
Valence Technology, Inc. †	5,600	10,192
Veeco Instruments, Inc. †	10,555	66,919
VMware, Inc. Class A †	9,448	223,823
Watts Water Technologies, Inc.
Class A	1,359	33,934

COMMON STOCKS (54.8%)* continued

	Shares	Value

Technology continued
Western Digital Corp. †	6,465	$74,024
Western Union Co. (The)	6,273	89,955
Wincor Nixdorf AG (Germany)	684	32,749
Xilinx, Inc.	3,306	58,913
Yahoo!, Inc. †	8,039	98,076
		14,963,466

Transportation (0.9%)
British Airways PLC
(United Kingdom)	97,795	258,682
Central Japan Railway Co. (Japan)	34	293,211
ComfortDelgro Corp., Ltd.
(Singapore)	128,000	130,047
CSX Corp.	4,728	153,518
East Japan Railway Co. (Japan)	6	46,756
Kirby Corp. †	1,373	37,565
Knightsbridge Tankers, Ltd.
(Bermuda)	1,494	21,887
Macquarie Infrastructure Group
(Australia)	61,425	74,867
National Express Group PLC
(United Kingdom)	3,648	26,398
Norfolk Southern Corp.	5,101	240,002
Pacer International, Inc.	2,660	27,744
Qantas Airways, Ltd. (Australia)	7,731	14,487
Ryder System, Inc.	5,404	209,567
Singapore Airlines, Ltd.
(Singapore)	9,000	70,908
Southwest Airlines Co.	13,756	118,577
		1,724,216

Utilities and power (3.2%)
A2A SpA (Italy)	67,882	123,522
AES Corp. (The) †	17,335	142,840
Alliant Energy Corp.	6,530	190,545
American States Water Co.	524	17,282
Aqua America, Inc.	1,502	30,926
Babcock & Brown Wind Partners
(Australia)	27,875	18,017
BKW FMB Energie AG (Switzerland)	374	36,110
British Energy Group PLC
(United Kingdom)	2,469	27,893
California Water Service Group	493	22,890
Central Vermont Public
Service Corp.	1,350	32,211
Centrica PLC (United Kingdom)	40,611	158,297
Chubu Electric Power, Inc. (Japan)	4,400	133,433
Cia de Saneamento Basico do Estado
de Sao Paulo ADR (Brazil)	1,048	25,372
Consolidated Water Co., Inc.
(Cayman Islands)	553	6,913
DPL, Inc.	1,942	44,355
EDF Energies Nouvelles SA (France)	1,267	45,024

22

Putnam VT Global Asset Allocation Fund

COMMON STOCKS (54.8%)* continued

	Shares	Value

Utilities and power continued
E.On AG (Germany)	5,903	$239,705
Edison International	19,227	617,571
El Paso Electric Co. †	1,520	27,497
Electricite de France (France)	1,636	95,486
Enel SpA (Italy)	28,519	179,910
Energen Corp.	12,844	376,715
Energias de Portugal (EDP) SA
(Portugal)	15,556	58,877
Entergy Corp.	411	34,166
Exelon Corp.	738	41,040
Fersa Energias Renovables SA
(Spain)	5,098	16,006
FirstEnergy Corp.	5,932	288,177
FPL Group, Inc.	1,145	57,628
Gaz de France SA (France)	3,941	196,007
Hokkaido Electric Power Co., Inc.
(Japan)	1,100	27,781
Hokuriku Electric Power Co. (Japan)	1,000	28,243
Huaneng Power International, Inc.
(China)	56,000	40,907
International Power PLC
(United Kingdom)	16,229	57,158
Kansai Electric Power, Inc. (Japan)	1,600	46,261
Kyushu Electric Power Co., Inc.
(Japan)	4,400	116,776
Mirant Corp. †	1,080	20,380
National Grid PLC (United Kingdom)	4,206	42,163
Northwestern Corp.	1,677	39,359
OGE Energy Corp.	2,708	69,812
Ormat Technologies, Inc.	494	15,744
PG&E Corp.	19,921	771,142
Portland General Electric Co.	1,709	33,274
Public Power Corp. SA (Greece)	7,285	117,466
Public Service Enterprise
Group, Inc.	1,362	39,730
Questar Corp.	10,351	338,374
Sempra Energy	3,798	161,909
Severn Trent PLC (United Kingdom)	1,775	31,177
Shikoku Electric Power Co., Inc.
(Japan)	900	30,286
SJW Corp.	585	17,515
Southwest Water Co.	1,181	3,803
Terna SPA (Italy)	40,175	132,240
Toho Gas Co., Ltd. (Japan)	30,000	197,277
Tokyo Electric Power Co. (Japan)	14,100	469,752
Tokyo Gas Co., Ltd. (Japan)	31,000	156,746
TransAlta Corp. (Canada)	503	10,069
Vector, Ltd. (New Zealand)	17,113	20,265
Veolia Environnement (France)	1,811	57,077
		6,377,101

Total common stocks (cost $143,051,422)		$109,113,774

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (35.0%)*

	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.6%)
Government National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, January 1, 2039	$4,000,000	$4,161,875
5 1/2s, TBA, January 1, 2039	1,000,000	1,030,469
		5,192,344

U.S. Government Agency Mortgage Obligations (32.4%)
Federal National Mortgage Association
Pass-Through Certificates
6 1/2s, TBA, January 1, 2039	2,000,000	2,078,438
5 1/2s, TBA, January 1, 2039	21,000,000	21,544,688
5 1/2s, TBA, January 1, 2024	1,000,000	1,030,234
5s, TBA, February 1, 2039	1,000,000	1,018,633
5s, TBA, January 1, 2039	35,000,000	35,765,625
4 1/2s, TBA, February 1, 2039	1,000,000	1,010,000
4 1/2s, TBA, January 1, 2039	2,000,000	2,029,375
		64,476,993

Total U.S. government and agency mortgage obligations
(cost $68,785,042)		$69,669,337

U.S. TREASURY OBLIGATIONS (—%)*

	Principal amount	Value

U.S. Treasury Notes 4 1/4s,
November 15, 2013	$20,000	$22,834

Total U.S. treasury obligations (cost $20,068)		$22,834

CORPORATE BONDS AND NOTES (15.9%)*

	Principal amount	Value
Basic materials (0.8%)
AK Steel Corp. company
guaranty 7 3/4s, 2012	$70,000	$54,600
Aleris International, Inc. company
guaranty 9s, 2014 ‡‡	55,000	3,300
ArcelorMittal sr. unsec.
unsub. notes 6 1/8s, 2018
(Luxembourg)	34,000	23,282
ARCO Chemical Co. debs.
10 1/4s, 2010	25,000	4,000
Builders FirstSource, Inc. company
guaranty sr. sec. notes FRN
6.399s, 2012	40,000	13,000
Century Aluminum Co. company
guaranty 7 1/2s, 2014	7,000	4,025
Clondalkin Acquisition BV 144A
company guaranty sr. sec.
notes FRN 3.996s, 2013
(Netherlands)	75,000	37,875
Domtar Corp. company guaranty
Ser. *, 7 7/8s, 2011(Canada)	20,000	17,000
Dow Chemical Co. (The) Pass
Through Trust 144A company
guaranty 4.027s, 2009	96,000	94,394

23

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Basic materials continued
E.I. du Pont de Nemours & Co.
sr. unsec. notes 5 7/8s, 2014	$15,000	$15,546
Freeport-McMoRan Copper &
Gold, Inc. sr. sec. notes 6 7/8s, 2014	29,000	26,100
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec.
notes 8 3/8s, 2017	117,000	96,233
Freeport-McMoRan Copper &
Gold, Inc. sr. unsec.
notes 8 1/4s, 2015	50,000	43,000
Georgia-Pacific Corp.
debs. 9 1/2s, 2011	52,000	49,140
Georgia-Pacific Corp.
notes 8 1/8s, 2011	30,000	28,200
Georgia-Pacific Corp.
sr. notes 8s, 2024	35,000	23,625
Gerdau Ameristeel Corp.
sr. notes 10 3/8s, 2011 (Canada)	45,000	45,450
Glancore Funding LLC 144A company
guaranty sr. unsec.
unsub. notes 6s, 2014	480,000	194,303
Hexion U.S. Finance Corp./Hexion
Nova Scotia Finance, ULC company
guaranty 9 3/4s, 2014	29,000	8,265
Huntsman International, LLC
company guaranty sr. unsec.
sub. notes 7 7/8s, 2014	288,000	154,080
Huntsman, LLC company guaranty
sr. unsub. notes 11 5/8s, 2010	1,000	875
International Paper Co.
bonds 7.95s, 2018	140,000	110,650
International Paper Co.
bonds 7.4s, 2014	200,000	154,683
Jefferson Smurfit Corp. company
guaranty 8 1/4s, 2012	10,000	1,700
Metals USA, Inc. sec.
notes 11 1/8s, 2015	45,000	26,550
Momentive Performance
Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	85,000	36,125
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 5/8s, 2016	20,000	16,000
Mosaic Co. (The) 144A sr. unsec.
unsub. notes 7 3/8s, 2014	20,000	16,400
NewPage Corp. company
guaranty 10s, 2012	60,000	26,400
NewPage Holding Corp.
sr. notes FRN 10.265s, 2013 ‡‡	14,131	2,120
Norske Skog Canada, Ltd. company
guaranty Ser. D, 8 5/8s, 2011
(Canada)	40,000	17,600
Novelis, Inc. company
guaranty 7 1/4s, 2015	60,000	34,800

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Basic materials continued
Rio Tinto Finance USA LTD
sr. unsec. notes 5 7/8s, 2013
(Australia)	$72,000	$49,720
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	40,000	29,200
Steel Dynamics, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	140,000	96,600
Steel Dynamics, Inc. 144A
sr. notes 7 3/4s, 2016	45,000	31,163
Stone Container Corp.
sr. notes 8 3/8s, 2012	5,000	825
Tube City IMS Corp. company
guaranty 9 3/4s, 2015	35,000	12,250
Verso Paper Holdings, LLC/ Verso
Paper, Inc. company
guaranty 11 3/8s, 2016	25,000	7,500
Xstrata Finance Canada, Ltd. 144A
company guaranty 5.8s, 2016
(Canada)	35,000	22,095
		1,628,674

Capital goods (0.7%)
Alliant Techsystems, Inc.
sr. sub. notes 6 3/4s, 2016	18,000	16,200
Baldor Electric Co. company
guaranty 8 5/8s, 2017	25,000	18,750
Berry Plastics Corp. company
guaranty sr. sec. notes FRN
9.503s, 2015	220,000	151,800
Caterpillar Financial
Services Corp. sr. unsec.
notes 4.85s, 2012	75,000	71,159
Caterpillar Financial
Services Corp. sr. unsec.
notes Ser. MTN, 5.85s, 2017	101,000	98,869
Crown Americas, LLC/Crown
Americas Capital Corp. sr. notes
7 5/8s, 2013	28,000	27,720
Eaton Corp. notes 5.6s, 2018	66,000	63,306
General Cable Corp. company
guaranty sr. unsec. notes FRN
6.258s, 2015	45,000	21,038
General Dynamics Corp. company
guaranty sr. unsec.
unsub. notes 5 1/4s, 2014	40,000	41,172
Hawker Beechcraft
Acquisition Co., LLC
sr. sub. notes 9 3/4s, 2017	36,000	9,720
Hawker Beechcraft
Acquisition Co., LLC sr. unsec.
notes 8 1/2s, 2015	3,000	1,230
Hexcel Corp.
sr. sub. notes 6 3/4s, 2015	45,000	34,200
L-3 Communications Corp. company
guaranty 7 5/8s, 2012	81,000	79,178

24

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount		Value

Capital goods continued
L-3 Communications Corp. company
guaranty Ser. B, 6 3/8s, 2015		$75,000	$70,125
L-3 Communications Corp. company
guaranty sr. unsec.
sub. notes 6 1/8s, 2014		24,000	21,780
L-3 Communications Corp.
sr. sub. notes 5 7/8s, 2015		20,000	18,000
Legrand SA unsec.
unsub. debs. 8 1/2s, 2025
(France)		74,000	64,730
Owens-Brockway Glass
Container, Inc. company
guaranty 6 3/4s, 2014	EUR	50,000	54,440
Rexam PLC 144A bond
6 3/4s, 2013 (United Kingdom)		$225,000	219,179
Ryerson Tull, Inc. 144A sec.
notes 12 1/4s, 2015		119,000	73,483
Titan International, Inc. company
guaranty 8s, 2012		12,000	8,880
United Technologies Corp.
sr. unsec. notes 5 3/8s, 2017		107,000	109,651
WCA Waste Corp. company
guaranty 9 1/4s, 2014		20,000	14,800
			1,289,410

Communication services (2.5%)
Adelphia Communications Corp.
escrow bonds zero %, 2010		55,000	1,581
American Tower Corp. 144A
sr. notes 7s, 2017		130,000	115,700
Ameritech Capital Funding company
guaranty 6 1/4s, 2009		95,000	96,106
AT&T Wireless Services, Inc.
sr. notes 8 3/4s, 2031		84,000	105,007
AT&T Wireless Services, Inc.
sr. notes 7 7/8s, 2011		214,000	221,542
AT&T, Inc. sr. unsec.
unsub. bonds 5 1/2s, 2018		25,000	25,266
AT&T, Inc. sr. unsec.
unsub. notes 6.3s, 2038		250,000	274,168
AT&T, Inc. sr. unsec.
unsub. notes 4.95s, 2013		93,000	93,697
Bellsouth Capital Funding unsec.
notes 7 7/8s, 2030		137,000	150,310
British Sky Broadcasting PLC
company guaranty 6 7/8s, 2009
(United Kingdom)		545,000	547,500
British Telecommunications PLC
notes 8 3/8s, 2010
(United Kingdom)		84,000	86,411
Cablevision Systems Corp.
sr. notes Ser. B, 8s, 2012		10,000	8,900
CCH II, LLC sr. unsec.
notes 10 1/4s, 2010		21,000	9,660
CCH II, LLC sr. unsec.
notes Ser. B, 10 1/4s, 2010		95,000	41,800

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Communication services continued
Centennial Cellular
Operating Co., LLC company
guaranty 10 1/8s, 2013	$30,000	$30,300
Cincinnati Bell, Inc. company
guaranty 7 1/4s, 2013	95,000	83,600
Citizens Communications Co.
notes 9 1/4s, 2011	105,000	99,750
Comcast Corp. company
guaranty sr. unsec.
unsub. notes 6.95s, 2037	156,000	164,276
Comcast Corp. unsec. bonds
6.4s, 2038	26,000	25,939
Cox Communications, Inc.
notes 7 1/8s, 2012	35,000	33,496
Cox Communications, Inc. 144A
notes 5 7/8s, 2016	82,000	71,583
Cricket Communications, Inc.
company guaranty 9 3/8s, 2014	45,000	40,500
Cricket Communications, Inc.
144A company guaranty sr. notes
10s, 2015	110,000	100,650
CSC Holdings, Inc. debs. Ser. B,
8 1/8s, 2009	125,000	124,375
CSC Holdings, Inc.
sr. notes 6 3/4s, 2012	5,000	4,575
CSC Holdings, Inc.
sr. notes Ser. B, 7 5/8s, 2011	5,000	4,713
Deutsche Telekom International
Finance BV company
guaranty 8 3/4s, 2030 (Germany)	143,000	176,339
France Telecom notes 7 3/4s, 2011
(France)	84,000	88,394
Hawaiian Telcom
Communications, Inc. company
guaranty Ser. B, 9 3/4s,
2013 (In default) †	15,000	1,125
Inmarsat Finance PLC company
guaranty 10 3/8s, 2012
(United Kingdom)	41,000	36,336
Intelsat Bermuda, Ltd. company
guaranty sr. unsec.
notes 11 1/4s, 2016 (Bermuda)	105,000	95,550
Intelsat Intermediate Holding Co.,
Ltd. company guaranty
stepped-coupon zero %
(9 1/4s, 2/1/10), 2015
(Bermuda) ††	10,000	7,600
iPCS, Inc. company guaranty
sr. sec. notes FRN 5.318s, 2013	15,000	10,650
Level 3 Financing, Inc. company
guaranty 9 1/4s, 2014	55,000	31,900
Level 3 Financing, Inc. company
guaranty 8 3/4s, 2017	25,000	12,625
MetroPCS Wireless, Inc. company
guaranty sr. unsec. notes 9 1/4s, 2014	55,000	49,225

25

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount		Value

Communication services continued
Nordic Telephone Co. Holdings ApS
144A sr. sec. bond 8 7/8s, 2016
(Denmark)		$75,000	$52,500
Nordic Telephone Co. Holdings ApS
144A sr. sec. notes FRN 10.294s,
2016 (Denmark)	EUR	135,000	126,259
PAETEC Holding Corp. company
guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		$20,000	11,900
Qwest Communications
International, Inc. company
guaranty 7 1/2s, 2014		30,000	21,450
Qwest Corp. sr. unsec.
unsub. notes 8 7/8s, 2012		130,000	120,250
Qwest Corp. sr. unsec.
unsub. notes 7 1/4s, 2025		25,000	16,750
Rainbow National Services, LLC
144A sr. notes 8 3/4s, 2012		45,000	40,500
Rogers Wireless, Inc. sec.
notes 6 3/8s, 2014 (Canada)		93,000	88,406
Southwestern Bell Telephone
debs. 7s, 2027		27,000	23,763
Syniverse Technologies, Inc.
sr. sub. notes Ser. B, 7 3/4s, 2013		13,000	6,646
TCI Communications, Inc. company
guaranty 7 7/8s, 2026		251,000	260,450
TCI Communications, Inc.
debs. 9.8s, 2012		62,000	65,361
Telecom Italia Capital SA company
guaranty 5 1/4s, 2015
(Luxembourg)		144,000	109,620
Telecom Italia Capital SA company
guaranty 5 1/4s, 2013
(Luxembourg)		20,000	15,250
Telefonica Emisones SAU company
guaranty 6.221s, 2017 (Spain)		40,000	39,408
Telefonica Europe BV company
guaranty 8 1/4s, 2030
(Netherlands)		5,000	5,855
Telefonica Europe BV company
guaranty 7 3/4s, 2010
(Netherlands)		84,000	85,290
Time Warner Telecom, Inc. company
guaranty 9 1/4s, 2014		35,000	28,700
Valor Telecommunications
Enterprises LLC/Finance Corp.
company guaranty sr. unsec.
unsub. notes 7 3/4s, 2015		3,000	2,505
Verizon Communications, Inc.
sr. unsec. unsub. notes 8 3/4s, 2018		162,000	192,325
Verizon Global Funding Corp.
notes 7 3/4s, 2030		30,000	33,267
Verizon New England, Inc.
sr. notes 6 1/2s, 2011		82,000	81,400
Verizon New Jersey, Inc. debs.
8s, 2022		45,000	42,574

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Communication services continued
Verizon Pennsylvania, Inc.
debs. 8.35s, 2030	$45,000	$43,950
Verizon Virginia, Inc.
debs. Ser. A, 4 5/8s, 2013	30,000	27,151
Vodafone Group PLC sr. unsec.
notes 7 3/4s, 2010
(United Kingdom)	84,000	85,849
Vodafone Group PLC unsec.
notes 6.15s, 2037
(United Kingdom)	127,000	125,531
West Corp. company
guaranty 9 1/2s, 2014	25,000	13,750
Windstream Corp. company
guaranty 8 5/8s, 2016	55,000	48,675
Windstream Corp. company
guaranty 8 1/8s, 2013	35,000	32,200
		4,918,684

Consumer cyclicals (2.1%)
Affinion Group, Inc. company
guaranty 11 1/2s, 2015	35,000	21,044
Affinion Group, Inc. company
guaranty 10 1/8s, 2013	55,000	40,150
Affinity Group, Inc.
sr. sub. notes 9s, 2012	55,000	30,800
AMC Entertainment, Inc. company
guaranty 11s, 2016	60,000	41,925
AMC Entertainment, Inc.
sr. sub. notes 8s, 2014	20,000	12,300
American Media, Inc. sr. unsec.
sub. notes company
guaranty 8 7/8s, 2011	5,000	1,006
American Media, Inc. sr. unsec.
sub. notes company
guaranty Ser. B, 10 1/4s, 2009	50,000	10,000
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 10 1/4s, 2009	1,818	364
American Media, Inc. 144A company
guaranty sr. unsec.
sub. notes 8 7/8s, 2011	182	37
Aramark Corp. company
guaranty 8 1/2s, 2015	50,000	45,250
Associated Materials, Inc. company
guaranty 9 3/4s, 2012	65,000	51,188
Avis Budget Car Rental, LLC
company guaranty 7 3/4s, 2016	30,000	8,700
Avis Budget Car Rental, LLC
company guaranty 7 5/8s, 2014	20,000	5,800
Bon-Ton Stores, Inc. (The) company
guaranty 10 1/4s, 2014	45,000	5,400
Boyd Gaming Corp.
sr. sub. notes 7 1/8s, 2016	30,000	17,700
CanWest Media, Inc. company
guaranty 8s, 2012 (Canada)	56,690	24,944

26

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Cenveo Corp. 144A company
guaranty sr. unsec.
notes 10 1/2s, 2016	$100,000	$58,000
Cinemark, Inc. sr. disc.
notes stepped-coupon zero %
(9 3/4s, 3/15/09), 2014 ††	3,000	2,426
Claire’s Stores, Inc. 144A company
guaranty sr. unsec. notes 9 5/8s,
2015 (In default) † ‡‡	26,296	2,367
Clear Channel Communications, Inc.
sr. unsec. notes 7.65s, 2010	174,000	100,920
Clear Channel Communications, Inc.
sr. unsec. notes 5 1/2s, 2014	10,000	1,200
Corrections Corporation of America
sr. notes 7 1/2s, 2011	35,000	34,650
D.R. Horton, Inc. company
guaranty 8s, 2009	35,000	34,738
D.R. Horton, Inc. company
guaranty sr. unsub. notes 5s, 2009	50,000	49,750
DaimlerChrysler NA Holding Corp.
company guaranty 6 1/2s, 2013	5,000	3,900
DaimlerChrysler NA Holding Corp.
company guaranty unsec.
unsub. notes Ser. MTN, 5 3/4s, 2011	92,000	77,698
Dana Corp. escrow sr. notes 5.85s,
2015 (In default) †	55,000	6
DirecTV Holdings, LLC company
guaranty 6 3/8s, 2015	185,000	170,663
DirecTV Holdings, LLC company
guaranty sr. unsec. notes 7 5/8s, 2016	25,000	24,250
Echostar DBS Corp. company
guaranty 6 5/8s, 2014	5,000	4,175
Echostar DBS Corp.
sr. notes 6 3/8s, 2011	145,000	134,850
Federated Department Stores, Inc.
company guaranty sr. unsec.
notes 6 5/8s, 2011	665,000	536,693
Ford Motor Credit Co., LLC
notes 7 7/8s, 2010	60,000	48,011
Ford Motor Credit Co., LLC
sr. notes 9 7/8s, 2011	185,000	139,675
Ford Motor Credit Co., LLC unsec.
notes 7 3/8s, 2009	20,000	17,564
Goodyear Tire & Rubber Co. (The)
notes 7.857s, 2011	4,000	3,320
Goodyear Tire & Rubber Co. (The)
sr. notes 9s, 2015	40,000	32,200
Hanesbrands, Inc. company
guaranty sr. unsec. notes FRN
Ser. B, 5.698s, 2014	40,000	28,200
Hertz Corp. company
guaranty 8 7/8s, 2014	65,000	39,975
Home Depot, Inc. (The) sr. unsec.
unsub. notes 5.4s, 2016	110,000	98,441
Host Marriott LP sr. notes Ser. M,
7s, 2012 (R)	100,000	84,750

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Idearc, Inc. company guaranty
8s, 2016	$120,000	$9,000
Isle of Capri Casinos, Inc. company
guaranty 7s, 2014	20,000	8,500
JC Penney Co., Inc. debs.
7.65s, 2016	50,000	39,203
Jostens IH Corp. company
guaranty 7 5/8s, 2012	50,000	41,000
K. Hovnanian Enterprises, Inc.
company guaranty sr. sec.
notes 11 1/2s, 2013	48,000	36,480
KB Home company guaranty
6 3/8s, 2011	235,000	180,950
Lamar Media Corp. company
guaranty 7 1/4s, 2013	55,000	43,863
Levi Strauss & Co. sr. unsec.
notes 8 7/8s, 2016	30,000	20,400
Levi Strauss & Co. sr. unsec.
unsub. notes 9 3/4s, 2015	50,000	37,000
Liberty Media Corp. debs.
8 1/4s, 2030	50,000	28,683
Marriott International, Inc.
sr. unsec. Ser. J, 5 5/8s, 2013	10,000	7,571
Mashantucket Western Pequot Tribe
144A bonds 8 1/2s, 2015	50,000	19,625
Meritage Homes Corp. company
guaranty 6 1/4s, 2015	47,000	23,500
MGM Mirage, Inc. company
guaranty 8 1/2s, 2010	15,000	12,600
MGM Mirage, Inc. sr. notes
6 3/4s, 2012	95,000	66,500
Michaels Stores, Inc. company
guaranty 11 3/8s, 2016	45,000	14,625
Mohegan Tribal Gaming Authority
sr. sub. notes 6 3/8s, 2009	30,000	28,200
Neiman-Marcus Group, Inc. company
guaranty 9s, 2015 ‡‡	100,000	44,000
News America Holdings, Inc.
company guaranty 7 3/4s, 2024	50,000	50,139
News America Holdings, Inc.
debs. 7 3/4s, 2045	272,000	265,430
Nielsen Finance LLC/Nielsen
Finance Co. company guaranty
10s, 2014	35,000	28,000
Nielsen Finance LLC/Nielsen
Finance Co. company
guaranty stepped-coupon zero %
(12 1/2s, 8/1/11), 2016 ††	30,000	10,875
NTK Holdings, Inc. sr. disc.
notes stepped-coupon zero %
(10 3/4s, 9/1/09), 2014 ††	45,000	9,675
Omnicom Group, Inc.
sr. notes 5.9s, 2016	30,000	24,361
Pinnacle Entertainment, Inc.
company guaranty sr. unsec.
sub. notes 7 1/2s, 2015	35,000	20,300

27

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Pinnacle Entertainment, Inc.
sr. sub. notes 8 1/4s, 2012	$45,000	$34,200
Quebecor Media, Inc. sr. unsec.
notes Ser. *, 7 3/4s, 2016
(Canada)	10,000	6,750
R.H. Donnelley Corp. sr. unsec.
unsub. notes 8 7/8s, 2017	1,000	150
R.H. Donnelley, Inc. 144A company
guaranty sr. unsec.
notes 11 3/4s, 2015	47,000	11,515
Reader’s Digest Association, Inc.
(The) company guaranty sr. unsec.
sub. notes 9s, 2017	35,000	2,888
Sealy Mattress Co.
sr. sub. notes 8 1/4s, 2014	15,000	8,850
Sirius Satellite Radio, Inc.
sr. unsec. notes 9 5/8s, 2013	40,000	7,450
Starwood Hotels & Resorts
Worldwide, Inc. sr. unsec. notes
6 1/4s, 2013	99,000	68,310
Station Casinos, Inc.
sr. notes 6s, 2012	90,000	18,000
Tenneco Automotive, Inc. sec.
notes Ser. B, 10 1/4s, 2013	3,000	1,860
Tenneco, Inc. sr. unsec.
notes company guaranty 8 1/8s, 2015	10,000	4,600
Texas Industries, Inc. sr. unsec.
notes 7 1/4s, 2013	45,000	34,763
THL Buildco, Inc. (Nortek
Holdings, Inc.) sr. sec.
notes 10s, 2013	35,000	23,800
THL Buildco, Inc. (Nortek
Holdings, Inc.)
sr. sub. notes 8 1/2s, 2014	75,000	17,250
Time Warner Cable, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	120,000	122,509
Time Warner, Inc. debs. 9.15s, 2023	40,000	42,660
Time Warner, Inc. debs. 9 1/8s, 2013	169,000	167,480
Toll Brothers, Inc. company
guaranty sr. unsec.
sub. notes 8 1/4s, 2011	205,000	188,600
Trump Entertainment Resorts, Inc.
sec. notes 8 1/2s,
2015 (In default)	80,000	10,600
UCI Holdco, Inc. sr. unsec.
notes FRN 9.996s, 2013 ‡‡	56,512	9,607
United Auto Group, Inc. company
guaranty 7 3/4s, 2016	40,000	18,600
Universal City Florida Holding Co.
sr. notes 8 3/8s, 2010	45,000	20,475
Univision Communications, Inc.
144A company guaranty unsec.
notes 9 3/4s, 2015 ‡‡	30,000	3,750
Vertis, Inc. company guaranty
sr. notes zero %, 2014 (F) ‡‡	34,087	2,727

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer cyclicals continued
Vulcan Materials Co. sr. unsec.
unsub. notes 5.6s, 2012	$50,000	$43,224
Wal-Mart Stores, Inc. sr. unsec.
unsub. notes 6 1/2s, 2037	142,000	168,599
Wynn Las Vegas, LLC/Wynn Las Vegas
Capital Corp. 1st mtge. 6 5/8s, 2014	85,000	64,175
Yankee Acquisition Corp. company
guaranty Ser. B, 8 1/2s, 2015	30,000	13,988
Young Broadcasting, Inc. company
guaranty 10s, 2011	30,000	300
		4,233,190

Consumer staples (1.1%)
Altria Group, Inc. company
guaranty sr. unsec.
unsub. notes 8 1/2s, 2013	75,000	78,473
Campbell Soup Co. debs.
8 7/8s, 2021	50,000	63,805
Chiquita Brands
International, Inc.
sr. notes 7 1/2s, 2014	35,000	23,800
Chiquita Brands
International, Inc. sr. unsec.
unsub. notes 8 7/8s, 2015	5,000	3,550
Church & Dwight Co., Inc. company
guaranty 6s, 2012	40,000	38,400
ConAgra Foods, Inc. unsec.
notes 7 7/8s, 2010	160,000	165,560
CVS Caremark, Corp. sr. unsec. FRN
6.302s, 2037	138,000	70,380
CVS Caremark, Corp. 144A
pass-through certificates 6.117s, 2013	133,451	126,053
Del Monte Corp.
sr. sub. notes 8 5/8s, 2012	10,000	9,700
Delhaize Group sr. unsub. notes
6 1/2s, 2017 (Belgium)	35,000	31,780
Diageo Capital PLC company
guaranty 5 3/4s, 2017
(United Kingdom)	55,000	53,218
Diageo Capital PLC company
guaranty 5.2s, 2013 (United Kingdom)	25,000	24,601
Diageo PLC company guaranty
8s, 2022	40,000	43,933
Dole Food Co. sr. notes
8 5/8s, 2009	42,000	38,010
Elizabeth Arden, Inc. company
guaranty 7 3/4s, 2014	55,000	35,750
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 6s, 2037	65,000	55,617
Estee Lauder Cos., Inc. (The)
sr. unsec. notes 5.55s, 2017	15,000	13,845
H.J. Heinz Co. sr. unsec.
notes 5.35s, 2013	76,000	75,719
Jarden Corp. company
guaranty 7 1/2s, 2017	35,000	23,888
Kellogg Co. sr. unsub. 5 1/8s, 2012	10,000	10,211

28

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Consumer staples continued
Kroger Co. company guaranty
6.4s, 2017	$137,000	$138,159
McDonald’s Corp. sr. unsec. bond
6.3s, 2037	40,000	43,914
McDonald’s Corp. sr. unsec. bond
5.8s, 2017	20,000	21,333
OSI Restaurant Partners, Inc.
company guaranty 10s, 2015	20,000	3,600
PepsiCo, Inc. sr. unsec.
notes 7.9s, 2018	58,000	71,088
Philip Morris International, Inc.
sr. unsec. unsub. notes 5.65s, 2018	72,000	71,376
Pinnacle Foods Finance LLC
sr. notes 9 1/4s, 2015	20,000	12,900
Pinnacle Foods Finance LLC
sr. sub. notes 10 5/8s, 2017	20,000	10,800
Prestige Brands, Inc.
sr. sub. notes 9 1/4s, 2012	45,000	41,400
Reynolds American, Inc. company
guaranty 7 1/4s, 2013	55,000	49,368
Rite Aid Corp. company
guaranty 9 1/2s, 2017	33,000	11,468
Rite Aid Corp. sec. notes
7 1/2s, 2017	40,000	26,000
Sara Lee Corp. sr. unsec.
unsub. notes 6 1/4s, 2011	50,000	49,497
Spectrum Brands, Inc. company
guaranty 7 3/8s, 2015	47,000	8,578
Spectrum Brands, Inc. sr. unsec.
sub. notes company
guaranty stepped-coupon 12 1/2s
(12 3/4s, 4/2/09), 2013 †† ‡‡	30,000	8,175
Supervalu, Inc. sr. unsec.
notes 7 1/2s, 2014	40,000	32,800
United Rentals NA, Inc. company
guaranty 6 1/2s, 2012	72,000	56,880
Universal Corp. MTNC notes
5.2s, 2013	460,000	389,803
Yum! Brands, Inc. sr. unsec.
unsub. 6 1/4s, 2018	50,000	43,144
		2,076,576

Energy (1.0%)
Amerada Hess Corp. unsub
notes 6.65s, 2011	80,000	79,968
Anadarko Petroleum Corp.
sr. notes 5.95s, 2016	18,000	15,786
Arch Western Finance, LLC
sr. notes 6 3/4s, 2013	115,000	100,050
Chaparral Energy, Inc. company
guaranty sr. unsec. notes 8 7/8s, 2017	50,000	10,000
Chesapeake Energy Corp.
sr. notes 7 1/2s, 2013	110,000	94,600
Chesapeake Energy Corp. sr. unsec.
notes 7 5/8s, 2013	45,000	38,700

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Energy continued
Complete Production Services, Inc.
company guaranty 8s, 2016	$60,000	$37,800
Compton Petroleum Corp. company
guaranty 7 5/8s, 2013 (Canada)	70,000	21,000
Comstock Resources, Inc.
sr. notes 6 7/8s, 2012	40,000	30,800
Connacher Oil and Gas, Ltd. 144A
sec. notes 10 1/4s, 2015 (Canada)	25,000	10,000
Denbury Resources, Inc.
sr. sub. notes 7 1/2s, 2015	40,000	28,400
Dresser-Rand Group, Inc. company
guaranty 7 3/8s, 2014	5,000	3,850
El Paso Natural Gas Co. sr. unsec.
notes 5.95s, 2017	10,000	7,946
Encore Acquisition Co.
sr. sub. notes 6s, 2015	79,000	50,955
Enterprise Products Operating LP
company guaranty FRB 8 3/8s, 2066	35,000	19,250
Enterprise Products Operating LP
company guaranty FRB 7.034s, 2068	35,000	16,450
EOG Resources, Inc. sr. unsec.
notes 5 7/8s, 2017	40,000	40,608
Forest Oil Corp. sr. notes 8s, 2011	65,000	59,313
Gaz Capital SA 144A sr. unsec.
6.51s, 2022 (Luxembourg)	100,000	59,500
Harvest Operations Corp.
sr. notes 7 7/8s, 2011 (Canada)	45,000	32,400
Helix Energy Solutions Group, Inc.
144A sr. unsec. notes 9 1/2s, 2016	70,000	37,100
Hilcorp Energy I LP/Hilcorp
Finance Co. 144A sr. unsec.
notes 7 3/4s, 2015	15,000	10,575
Hornbeck Offshore Services, Inc.
sr. notes Ser. B, 6 1/8s, 2014	10,000	6,500
Inergy LP/Inergy Finance Corp.
sr. unsec. notes 6 7/8s, 2014	85,000	66,300
Kerr-McGee Corp. sec. notes
6.95s, 2024	50,000	43,842
Key Energy Services, Inc. company
guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	25,000	16,500
Motiva Enterprises, LLC 144A
sr. notes 5.2s, 2012	15,000	15,919
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2016	30,000	23,850
Newfield Exploration Co.
sr. sub. notes 6 5/8s, 2014	40,000	32,800
Nexen, Inc. unsec.
unsub. notes 6.4s, 2037 (Canada)	35,000	27,387
Offshore Logistics, Inc. company
guaranty 6 1/8s, 2013	35,000	25,200
OPTI Canada, Inc. company
guaranty sr. sec. notes 8 1/4s,
2014 (Canada)	40,000	21,600

29

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Energy continued
Peabody Energy Corp. company
guaranty 7 3/8s, 2016	$110,000	$103,400
Peabody Energy Corp.
sr. notes 5 7/8s, 2016	50,000	42,500
Petro-Canada sr. unsec.
unsub. notes 6.05s, 2018 (Canada)	74,000	60,989
PetroHawk Energy Corp. company
guaranty 9 1/8s, 2013	55,000	44,550
PetroHawk Energy Corp. 144A
sr. unsec. unsub. notes 7 7/8s, 2015	40,000	29,600
Petroleum Development Corp.
company guaranty sr. unsec.
notes 12s, 2018	20,000	12,500
Plains Exploration &
Production Co. company
guaranty 7 3/4s, 2015	5,000	3,775
Plains Exploration &
Production Co. company
guaranty 7s, 2017	40,000	27,400
Premcor Refining Group, Inc.
sr. notes 7 1/2s, 2015	113,000	101,747
Pride International, Inc.
sr. unsec. notes 7 3/8s, 2014	60,000	55,800
Quicksilver Resources, Inc.
company guaranty 7 1/8s, 2016	30,000	16,050
Sabine Pass LNG LP sec.
notes 7 1/2s, 2016	100,000	72,000
SandRidge Energy, Inc. company
guaranty sr. unsec. unsub. FRN
7.508s, 2014	15,000	7,977
SandRidge Energy, Inc. company
guaranty unsec.
unsub. notes 8 5/8s, 2015 ‡‡	45,000	23,625
SandRidge Energy, Inc.
sr. notes 8s, 2018	75,000	41,625
Stallion Oilfield
Services/Stallion Oilfield
Finance Corp. 144A sr. unsec.
notes 9 3/4s, 2015	70,000	18,900
Sunoco, Inc. notes 4 7/8s, 2014	30,000	25,233
Targa Resources, Inc. company
guaranty sr. unsec. notes
8 1/2s, 2013	70,000	37,800
Tesoro Corp. company
guaranty 6 1/2s, 2017	60,000	32,925
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.8s, 2037	15,000	11,521
Weatherford International, Inc.
company guaranty sr. unsec.
unsub. bonds 6.35s, 2017	25,000	21,336
Weatherford International, Ltd.
company guaranty 6 1/2s, 2036	40,000	30,027
Weatherford International, Ltd.
sr. notes 5 1/2s, 2016	20,000	17,192

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Energy continued
Whiting Petroleum Corp. company
guaranty 7s, 2014	$30,000	$21,150
Williams Cos., Inc. (The)
sr. unsec. notes 7 5/8s, 2019	75,000	58,594
Williams Cos., Inc. (The) 144A
notes 6 3/8s, 2010	10,000	9,322
XTO Energy, Inc. sr. unsec.
notes 5 1/2s, 2018	56,000	50,851
		2,063,338

Financials (3.4%)
Allstate Life Global Funding
Trusts notes Ser. MTN, 5 3/8s, 2013	33,000	32,485
American International Group, Inc.
jr. sub. bond 6 1/4s, 2037	125,000	46,875
American International Group, Inc.
sr. unsec. Ser. G, 5.85s, 2018	234,000	156,488
Ameriprise Financial, Inc. jr.
sub. FRN 7.518s, 2066	87,000	47,112
Amvescap PLC company
guaranty 5 5/8s, 2012	30,000	30,254
Bank of America Corp. sr. unsec.
notes 5.65s, 2018	195,000	195,583
Bank of New York Mellon Corp.
(The) sr. unsec.
unsub. notes Ser. G, 4.95s, 2012	35,000	35,534
BankAmerica Capital III bank
guaranty jr. unsec. FRN Ser. *,
5.323s, 2027	158,000	83,778
Bear Stearns Cos., Inc. (The)
notes Ser. MTN, 6.95s, 2012	155,000	160,979
Bear Stearns Cos., Inc. (The)
sr. unsec. notes 7 1/4s, 2018	32,000	35,067
Bosphorus Financial Services, Ltd.
144A sec. sr. notes FRN 3.949s,
2012 (Cayman Islands)	81,250	69,163
Capital One Capital III company
guaranty 7.686s, 2036	31,000	14,157
Capital One Financial Corp.
sr. unsec. unsub. notes FRN
Ser. MTN, 2.469s, 2009	45,000	42,840
CIT Group, Inc. jr. sub. FRN
6.1s, 2067	237,000	71,100
CIT Group, Inc. sr. notes
5.4s, 2013	10,000	7,552
CIT Group, Inc. sr. notes 5s, 2014	45,000	32,706
Citigroup, Inc. sr. notes 6 1/2s, 2013	36,000	36,327
Citigroup, Inc. sr. unsec.
bonds 6 7/8s, 2038	41,000	47,349
Citigroup, Inc. sr. unsec.
notes 6 1/8s, 2018	40,000	40,445
Citigroup, Inc. sr. unsec.
notes 5 1/2s, 2013	279,000	271,658
Citigroup, Inc. sub. notes 5s, 2014	110,000	96,754

30

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
CNA Financial Corp. unsec.
notes 6 1/2s, 2016	$35,000	$24,786
CNA Financial Corp. unsec.
notes 6s, 2011	35,000	28,949
Credit Suisse First Boston
USA, Inc. company
guaranty sr. unsec.
unsub. notes 6 1/8s, 2011	130,000	131,305
Credit Suisse Guernsey Ltd. jr.
sub. FRN 5.86s, 2049 (Guernsey)	118,000	55,074
Deutsche Bank AG/London sr. unsec.
notes 5 3/8s, 2012 (Germany)	130,000	130,988
Deutsche Bank Capital Funding
Trust VII 144A FRB 5.628s, 2049	83,000	35,470
Dresdner Funding Trust I 144A
bonds 8.151s, 2031	100,000	39,599
Duke Realty LP sr. unsec.
notes 6 1/2s, 2018	57,000	25,441
E*Trade Financial Corp. sr. unsec.
notes 8s, 2011	25,000	11,375
Equity One, Inc. notes 5 3/8s,
2015 (R)	35,000	22,808
Erac USA Finance Co. 144A company
guaranty 6 3/8s, 2017	41,000	28,454
Fleet Capital Trust V bank
guaranty FRN 2.848s, 2028	199,000	140,801
Fund American Cos., Inc.
notes 5 7/8s, 2013	91,000	66,740
GATX Financial Corp. notes 5.8s, 2016	25,000	20,020
General Electric Capital Corp.
sr. unsec. FRN Ser. MTN, 2.435s, 2016	92,000	63,409
General Electric Capital Corp.
sr. unsec. notes 5 7/8s, 2038	498,000	487,472
General Electric Capital Corp.
sub. notes FRN 6 3/8s, 2067	135,000	84,857
Genworth Life Institutional
Funding Trust notes Ser. MTN,
5 7/8s, 2013	32,000	20,349
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 5/8s, 2012	6,000	4,670
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 7 3/4s, 2010	28,000	25,189
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 7s, 2012	34,000	27,149
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes FRN 4.403s, 2014	9,000	5,130
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 7/8s, 2012	60,000	46,055
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2014	5,000	3,472

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
GMAC, LLC 144A company
guaranty sr. unsec.
unsub. notes 6 7/8s, 2011	$79,000	$64,750
GMAC, LLC sr. unsec.
unsub. notes FRN 3.399s, 2009	85,000	81,175
Goldman Sachs Group, Inc. (The)
sr. notes 5.45s, 2012	100,000	95,441
Goldman Sachs Group, Inc. (The)
sub. notes 6 3/4s, 2037	194,000	159,609
Hartford Financial Services
Group, Inc. (The) jr.
sub. debs. FRB 8 1/8s, 2068	40,000	18,522
Health Care Property
Investors, Inc. sr. unsec.
notes 6s, 2017	28,000	13,494
Health Care REIT, Inc.
sr. notes 6s, 2013 (R)	20,000	13,569
Highwood Properties, Inc.
sr. unsec. bonds 5.85s, 2017 (R)	60,000	37,116
Hospitality Properties Trust
notes 6 3/4s, 2013 (R)	35,000	21,663
HRPT Properties Trust
notes 6 1/4s, 2016 (R)	25,000	13,316
HSBC Finance Capital Trust IX FRN
5.911s, 2035	200,000	83,681
HSBC Finance Corp. notes 5s, 2015	200,000	177,528
HUB International Holdings, Inc.
144A sr. sub. notes 10 1/4s, 2015	10,000	4,413
HUB International Holdings, Inc.
144A sr. unsec. unsub. notes 9s, 2014	10,000	6,113
ILFC E-Capital Trust II 144A FRB
6 1/4s, 2065	110,000	48,950
iStar Financial, Inc. sr. unsec.
notes Ser. B, 4 7/8s, 2009 (R)	175,000	158,813
JPMorgan Chase & Co. sr. notes 6s, 2018	285,000	300,824
JPMorgan Chase Capital XVIII
bonds Ser. R, 6.95s, 2036	119,000	100,268
JPMorgan Chase Capital XXV
bonds 6.8s, 2037	85,000	78,318
Lehman Brothers E-Capital Trust I
FRN 3.589s, 2065 (In default) †	285,000	29
Lender Processing Services, Inc.
company guaranty sr. unsec.
unsub. notes 8 1/8s, 2016	163,000	145,274
Leucadia National Corp. sr. unsec.
notes 8 1/8s, 2015	15,000	12,038
Leucadia National Corp. sr. unsec.
notes 7 1/8s, 2017	30,000	22,275
Liberty Mutual Group 144A company
guaranty FRB 10 3/4s, 2058	181,000	88,912
Liberty Mutual Insurance 144A
notes 7.697s, 2097	100,000	66,443
Marsh & McLennan Cos., Inc.
sr. unsec. notes 6 1/4s, 2012	110,000	103,792

31

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
Marsh & McLennan Cos., Inc.
sr. unsec. notes 5 3/8s, 2014	$60,000	$53,231
Merrill Lynch & Co., Inc.
notes FRN Ser. MTN, 3.735s, 2011	50,000	44,279
Merrill Lynch & Co., Inc.
sr. unsec. notes 6 7/8s, 2018	188,000	196,653
MetLife, Inc. sr. unsec.
notes Ser. A, 6.817s, 2018	135,000	128,574
Monumental Global Funding, Ltd.
144A notes 5 1/2s, 2013
(Cayman Islands)	34,000	32,076
Morgan Stanley sr. unsec.
unsub. notes 6 3/4s, 2011	182,000	179,075
Nationwide Financial
Services, Inc. notes 5 5/8s, 2015	25,000	21,199
Nationwide Health Properties, Inc.
notes 6 1/2s, 2011 (R)	30,000	27,232
Nationwide Health Properties, Inc.
unsec. notes 6 1/4s, 2013 (R)	102,000	80,892
Nationwide Mutual Insurance Co.
144A notes 8 1/4s, 2031	45,000	28,433
Nuveen Investments, Inc.
sr. unsec. notes 5 1/2s, 2015	25,000	3,781
OneAmerica Financial
Partners, Inc. 144A bonds 7s, 2033	90,000	83,248
Prudential Financial, Inc. jr.
unsec. sub. notes FRN 8 7/8s, 2038	5,000	3,210
Prudential Holdings LLC 144A
bonds 8.695s, 2023	100,000	96,369
Regency Centers LP sr. unsec.
5 7/8s, 2017	40,000	25,332
Rouse Co. (The) notes 7.2s,
2012 (R)	30,000	10,425
Royal Bank of Scotland Group PLC
jr. sub. notes FRN Ser. MTN,
7.64s, 2049 (United Kingdom)	100,000	40,000
Simon Property Group LP sr. unsec.
notes 6 1/8s, 2018 (R)	41,000	27,762
Simon Property Group LP
unsub. bonds 5 3/4s, 2015 (R)	17,000	11,104
SLM Corp. notes Ser. MTNA,
4 1/2s, 2010	171,000	148,405
Sovereign Bancorp, Inc.
sr. notes 4.8s, 2010	35,000	31,395
State Street Capital Trust IV
company guaranty jr. unsec.
sub. bond FRB 2.996s, 2037	75,000	31,566
USI Holdings Corp. 144A sr. unsec.
notes FRN 6.024s, 2014	5,000	2,031
VTB Capital SA 144A notes 6 7/8s,
2018 (Luxembourg)	192,000	125,760
Wells Fargo & Co.
sr. notes 4 3/8s, 2013	160,000	156,675
Wells Fargo & Co. sr. unsec.
unsub. notes 5 1/4s, 2012	175,000	178,244

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Financials continued
Westfield Group sr. notes 5.7s,
2016 (Australia)	$40,000	$26,718
Westpac Capital Trust III 144A
sub. notes FRN 5.819s, 2049
(Australia)	60,000	30,496
Willis Group North America, Inc.
company guaranty 6.2s, 2017	10,000	6,928
		6,831,187

Health care (1.0%)
Abbott Laboratories sr. unsec.
notes 5 7/8s, 2016	90,000	97,476
Aetna, Inc. sr. unsec.
unsub. notes 6 3/4s, 2037	283,000	238,404
AstraZeneca PLC sr. unsec.
unsub. notes 6.45s, 2037
(United Kingdom)	71,000	75,961
AstraZeneca PLC
sr. unsub. notes 5.9s, 2017
(United Kingdom)	148,000	157,284
Community Health Systems, Inc.
company guaranty 8 7/8s, 2015	95,000	87,400
DaVita, Inc. company
guaranty 6 5/8s, 2013	55,000	52,250
Elan Finance PLC/Elan
Finance Corp. company
guaranty 7 3/4s, 2011 (Ireland)	65,000	38,675
GlaxoSmith Kline Capital Inc,
company guaranty sr. notes
5.65s, 2018	134,000	140,744
HCA, Inc. company guaranty
sr. sec. notes 9 5/8s, 2016 ‡‡	30,000	23,400
HCA, Inc. sr. sec. notes 9 1/4s, 2016	75,000	68,813
HCA, Inc. sr. sec. notes 9 1/8s, 2014	30,000	27,825
HCA, Inc. sr. unsec. notes 7 7/8s, 2011	132,000	116,160
Health Management Associates, Inc.
sr. notes 6 1/8s, 2016	15,000	9,300
Healthsouth Corp. company
guaranty 10 3/4s, 2016	25,000	22,938
Hospira, Inc. sr. notes 6.05s, 2017	25,000	20,305
Hospira, Inc. sr. notes 5.55s, 2012	99,000	93,799
IASIS Healthcare/IASIS
Capital Corp.
sr. sub. notes 8 3/4s, 2014	20,000	15,500
Omnicare, Inc. company
guaranty 6 3/4s, 2013	20,000	17,000
Omnicare, Inc.
sr. sub. notes 6 7/8s, 2015	10,000	8,200
Omnicare, Inc.
sr. sub. notes 6 1/8s, 2013	50,000	42,000
Psychiatric Solutions, Inc.
company guaranty 7 3/4s, 2015	45,000	33,075
Select Medical Corp. company
guaranty 7 5/8s, 2015	203,000	107,590

32

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Health care continued
Service Corporation International
sr. unsec. unsub. notes 6 3/4s, 2016	$80,000	$60,800
Stewart Enterprises, Inc.
sr. notes 6 1/4s, 2013	60,000	46,050
Sun Healthcare Group, Inc. company
guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	35,000	30,625
Surgical Care Affiliates, Inc.
144A sr. sub. notes 10s, 2017	15,000	7,800
Surgical Care Affiliates, Inc.
144A sr. unsec. notes 8 7/8s, 2015 ‡‡	15,000	9,150
Tenet Healthcare Corp.
sr. notes 9 1/4s, 2015	5,000	4,025
Tenet Healthcare Corp. sr. unsec.
notes 7 3/8s, 2013	65,000	46,313
Tenet Healthcare Corp. sr. unsec.
unsub. notes 6 3/8s, 2011	64,000	49,440
UnitedHealth Group, Inc.
sr. unsec. notes 5 1/2s, 2012	45,000	41,008
US Oncology Holdings, Inc.
sr. unsec. notes FRN 8.334s, 2012 ‡‡	21,000	13,230
US Oncology, Inc. company
guaranty 9s, 2012	40,000	36,400
Vanguard Health Holding Co.
II, LLC sr. sub. notes 9s, 2014	50,000	41,750
Ventas Realty LP/Capital Corp.
company guaranty 9s, 2012 (R)	50,000	44,500
Ventas Realty LP/Capital Corp.
sr. notes 6 3/4s, 2017 (R)	25,000	19,000
		1,944,190

Technology (0.9%)
Activant Solutions, Inc. company
guaranty 9 1/2s, 2016	15,000	6,975
Advanced Micro Devices, Inc.
sr. notes 7 3/4s, 2012	58,000	25,520
Amkor Technologies, Inc.
sr. notes 7 3/4s, 2013	27,000	15,390
Arrow Electronics, Inc.
debs. 7 1/2s, 2027	35,000	27,323
Avnet, Inc. notes 6s, 2015	35,000	26,801
Celestica, Inc. sr. sub. notes
7 7/8s, 2011 (Canada)	20,000	18,200
Celestica, Inc. sr. sub. notes
7 5/8s, 2013 (Canada)	20,000	16,400
Ceridian Corp. 144A sr. unsec.
notes 11 1/2s, 2015	40,000	21,250
Cisco Systems, Inc. sr. unsec.
notes 5 1/4s, 2011	84,000	87,203
Compucom Systems, Inc.
sr. sub. notes 12 1/2s, 2015	30,000	20,250
Computer Sciences Corp. 144A
sr. unsec. notes 6 1/2s, 2018	435,000	374,720
Fiserv, Inc. sr. unsec.
unsub. notes company
guaranty 6.8s, 2017	45,000	39,859

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Technology continued
Fiserv, Inc. sr. unsec.
unsub. notes company
guaranty 6 1/8s, 2012	$45,000	$42,279
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
notes 8 7/8s, 2014	60,000	26,400
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 10 1/8s, 2016	45,000	18,450
Freescale Semiconductor, Inc.
company guaranty sr. unsec.
sub. notes 9 1/8s, 2014 ‡‡	45,000	10,350
Hewlett-Packard Co. sr. unsec.
notes 6 1/8s, 2014	35,000	37,205
IBM Corp. sr. unsec. notes 5.7s, 2017	100,000	106,109
IBM Corp. sr. unsec. notes 4 3/4s, 2012	130,000	134,263
Iron Mountain, Inc. company
guaranty 8 3/4s, 2018	15,000	12,938
Iron Mountain, Inc. company
guaranty sr. unsec.
sub. notes 8s, 2020	95,000	76,238
Lucent Technologies, Inc. unsec.
debs. 6.45s, 2029	45,000	18,000
Motorola, Inc. sr. unsec.
notes 6s, 2017	30,000	16,177
Nortel Networks, Ltd. company
guaranty sr. unsec.
notes 10 3/4s, 2016 (Canada)	15,000	3,975
Nortel Networks, Ltd. company
guaranty sr. unsec. notes FRN
9.003s, 2011 (Canada)	40,000	10,000
Nortel Networks, Ltd. 144A
sr. unsecd. notes company
guaranty 10 3/4s, 2016 (Canada)	274,000	72,610
NXP BV/NXP Funding, LLC sec.
notes 7 7/8s, 2014 (Netherlands)	75,000	29,250
Open Solutions, Inc. 144A
sr. sub. notes 9 3/4s, 2015	15,000	2,250
Oracle Corp. sr. unsec. notes 5s, 2011	84,000	86,266
Sanmina Corp. company
guaranty sr. unsec.
sub. notes 6 3/4s, 2013	65,000	27,950
Sanmina Corp. sr. unsec.
sub. notes 8 1/8s, 2016	100,000	39,000
Seagate Technology Hdd Holdings
company guaranty 6.8s, 2016
(Cayman Islands)	20,000	10,326
SunGard Data Systems, Inc. company
guaranty 10 1/4s, 2015	22,000	14,520
SunGard Data Systems, Inc. company
guaranty 9 1/8s, 2013	88,000	76,120
Travelport LLC company
guaranty 9 7/8s, 2014	50,000	18,750
Tyco Electronics Group SA
sr. unsec. notes company
guaranty 6s, 2012 (Luxembourg)	93,000	83,896

33

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Technology continued
Unisys Corp. sr. unsec.
unsub. notes 12 1/2s, 2016	$46,000	$12,880
Xerox Corp. sr. notes 6.4s, 2016	60,000	46,800
		1,712,893

Transportation (0.1%)
American Airlines, Inc.
pass-through certificates
Ser. 01-1, 6.817s, 2011	10,000	7,000
Burlington Northern Santa Fe Corp.
sr. unsec. notes 7s, 2014	60,000	63,145
Continental Airlines, Inc.
pass-through certificates
Ser. 97-4A, 6.9s, 2018	12,456	9,747
Continental Airlines, Inc.
pass-through certificates
Ser. 98-1A, 6.648s, 2017	59,502	45,371
Northwest Airlines Corp.
pass-through certificates
Ser. 00-1, 7.15s, 2019	89,748	57,439
Southwest Airlines Co. pass-through
certificates 6.15s, 2022	29,002	22,630
Union Pacific Corp. sr. unsec.
bond 5.7s, 2018	35,000	34,197
Union Pacific Corp.
sr. unsub. notes 5 3/4s, 2017	45,000	42,669
United AirLines, Inc. pass-through
certificates 6.636s, 2022	19,029	11,180
		293,378

Utilities and power (2.3%)
AEP Texas North Co.
sr. notes Ser. B, 5 1/2s, 2013	104,000	99,541
AES Corp. (The) sr. unsec.
unsub. notes 8s, 2017	15,000	12,300
AES Corp. (The) 144A sec.
notes 8 3/4s, 2013	61,000	58,255
American Water Capital Corp.
sr. unsec. bonds 6.085s, 2017	76,000	66,199
Appalachian Power Co.
sr. notes 5.8s, 2035	25,000	20,648
Atmos Energy Corp.
sr. unsub. notes 6.35s, 2017	55,000	48,731
Beaver Valley II Funding debs. 9s, 2017	91,000	85,312
Boardwalk Pipelines LP company
guaranty 5 7/8s, 2016	116,000	96,004
Bruce Mansfield Unit pass-through
certificates 6.85s, 2034	178,000	141,905
CMS Energy Corp. sr. notes 8 1/2s, 2011	25,000	24,620
Colorado Interstate Gas Co.
debs. 6.85s, 2037	10,000	7,196
Commonwealth Edison Co. 1st mtge.
6.15s, 2017	15,000	14,107
Commonwealth Edison Co. 1st mtge.
5.9s, 2036	98,000	81,499

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Utilities and power continued
Consolidated Edison Co. of New
York sr. unsec. notes 7 1/8s, 2018	$60,000	$65,088
Consolidated Natural Gas Co.
sr. notes 5s, 2014	45,000	41,317
Consumers Energy Co. 1st mtge.
sec. bond 6 1/8s, 2019	62,000	61,520
Consumers Energy Co. 1st mtge.
sec. bonds 5.65s, 2018	32,000	29,358
Dayton Power & Light Co. (The) 1st
mtge. 5 1/8s, 2013	34,000	34,537
Dominion Resources, Inc. jr.
sub. notes FRN 6.3s, 2066	165,000	74,250
Dominion Resources, Inc.
sr. unsec. unsub. notes Ser. 07-A,
6s, 2017	25,000	24,000
Dominion Resources, Inc.
unsub. notes 5.7s, 2012	91,000	90,106
Duke Energy Corp. sr. unsec.
notes 6 1/4s, 2018	40,000	37,616
Dynegy Holdings, Inc. sr. unsec.
notes 8 3/8s, 2016	45,000	31,950
Dynegy-Roseton Danskamme company
guaranty Ser. B, 7.67s, 2016	40,000	28,800
E.ON International Finance BV 144A
notes 5.8s, 2018 (Netherlands)	40,000	37,399
Edison Mission Energy sr. unsec.
notes 7 3/4s, 2016	15,000	13,350
Edison Mission Energy sr. unsec.
notes 7 1/2s, 2013	20,000	18,300
Edison Mission Energy sr. unsec.
notes 7.2s, 2019	35,000	28,700
Edison Mission Energy sr. unsec.
notes 7s, 2017	25,000	21,750
El Paso Corp. sr. notes Ser. MTN,
7 3/4s, 2032	35,000	22,719
Entergy Gulf States, Inc. 1st
mtge. 5 1/4s, 2015	45,000	38,402
Ferrellgas LP/Finance
sr. notes 6 3/4s, 2014	65,000	44,850
FirstEnergy Corp. notes Ser. B,
6.45s, 2011	516,000	487,752
Florida Power Corp. 1st mtge.
6.35s, 2037	50,000	55,418
Florida Power Corp. 1st mtge. sec.
bond 6.4s, 2038	44,000	49,137
Indianapolis Power & Light 144A
1st mtge. 6.3s, 2013	25,000	25,689
Ipalco Enterprises, Inc. 144A
sr. sec. notes 7 1/4s, 2016	35,000	28,700
ITC Holdings Corp. 144A
notes 5 7/8s, 2016	76,000	72,474
ITC Holdings Corp. 144A sr. unsec.
notes 6.05s, 2018	35,000	30,696

34

Putnam VT Global Asset Allocation Fund

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Utilities and power continued
Kansas Gas & Electric
bonds 5.647s, 2021	$18,718	$16,729
Kinder Morgan, Inc. notes 6s, 2017	35,000	30,188
Kinder Morgan, Inc.
sr. notes 6 1/2s, 2012	25,000	21,063
MidAmerican Energy Holdings Co.
bonds 6 1/8s, 2036	264,000	245,478
MidAmerican Funding, LLC sr. sec.
bond 6.927s, 2029	130,000	118,790
Mirant North America, LLC company
guaranty 7 3/8s, 2013	80,000	76,800
National Fuel Gas Co.
notes 5 1/4s, 2013	114,000	108,677
Nevada Power Co. general ref.
mtge. Ser. L, 5 7/8s, 2015	25,000	23,931
Northwestern Corp. sec.
notes 5 7/8s, 2014	76,000	70,084
NRG Energy, Inc. company
guaranty 7 3/8s, 2017	20,000	18,400
NRG Energy, Inc. sr. notes 7 3/8s, 2016	135,000	125,550
Oncor Electric Delivery Co.
debs. 7s, 2022	11,000	10,278
Pacific Gas & Electric Co. 1st
mtge. 6.05s, 2034	110,000	116,826
Pacific Gas & Electric Co.
sr. notes 8 1/4s, 2018	100,000	118,674
Pacific Gas & Electric Co.
sr. unsub. 5.8s, 2037	45,000	46,131
PNM Resources, Inc. unsec.
unsub. notes 9 1/4s, 2015	71,000	56,800
Potomac Edison Co. 144A 1st mtge.
5.8s, 2016	76,000	67,467
Power Receivable Finance, LLC 144A
sr. notes 6.29s, 2012	49,359	48,351
PSEG Energy Holdings, Inc.
sr. notes 8 1/2s, 2011	45,000	42,418
Public Service Co. of Colorado 1st
mtge. sec. bond 6 1/2s, 2038	64,000	68,211
Public Service Co. of Colorado
sr. notes Ser. A, 6 7/8s, 2009	45,000	45,231
Puget Sound Energy, Inc. jr.
sub. FRN Ser. A, 6.974s, 2067	98,000	45,080
Rockies Express Pipeline, LLC 144A
sr. notes 7 1/2s, 2038	42,000	36,791
Sierra Pacific Power Co. general
ref. mtge. Ser. P, 6 3/4s, 2037	74,000	66,031
Sierra Pacific Resources
sr. unsec. notes 8 5/8s, 2014	25,000	22,539
Southern California Edison Co. 1st
mtge. Ser. 06-E, 5.55s, 2037	35,000	36,866
Southern California Edison Co.
notes 6.65s, 2029	55,000	58,568
Southern Natural Gas. Co. 144A
notes 5.9s, 2017	25,000	19,128

CORPORATE BONDS AND NOTES (15.9%)* continued

	Principal amount	Value

Utilities and power continued
Spectra Energy Capital, LLC
sr. notes 8s, 2019	$45,000	$43,040
Taqa Abu Dhabi National Energy
sr. unsec. notes 7 1/4s, 2018
(United Arab Emirates)	180,000	149,400
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 7.2s, 2011	135,000	126,570
Teco Finance, Inc. company
guaranty sr. unsec.
unsub. notes 6 3/4s, 2015	5,000	4,098
Tennessee Gas Pipeline Co.
sr. unsec. unsub. debs. 7 1/2s, 2017	10,000	8,821
TEPPCO Partners LP company
guaranty FRB 7s, 2067	35,000	18,749
Texas Competitive Electric
Holdings Co., LLC company
guaranty 10 1/2s, 2015	105,000	74,550
TransAlta Corp. notes 5 3/4s, 2013
(Canada)	30,000	24,725
TransAlta Corp. sr. unsec.
notes 6.65s, 2018 (Canada)	34,000	30,191
TransCanada Pipelines, Ltd. jr.
sub. FRN 6.35s, 2067 (Canada)	30,000	13,410
TXU Corp. sr. notes Ser. P,
5.55s, 2014	90,000	42,051
Union Electric Co. sr. sec.
notes 6.4s, 2017	50,000	45,583
West Penn Power Co. 1st mtge.
5.95s, 2017	25,000	22,361
Westar Energy, Inc. 1st mtge.
5.15s, 2017	5,000	4,413
Westar Energy, Inc. 1st mtge.
5.1s, 2020	35,000	29,552
Williams Partners LP/ Williams
Partners Finance Corp. sr. unsec.
notes 7 1/4s, 2017	15,000	11,850
		4,660,639

Total corporate bonds and notes (cost $38,952,435)		$31,652,159

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)*

	Principal amount	Value

Adjustable Rate Mortgage Trust FRB
Ser. 04-5, Class 3A1, 4.948s, 2035	$206,030	$121,558
Asset Securitization Corp.
Ser. 96-MD6, Class A7, 8.335s, 2029	41,163	43,910
Ser. 96-D3, Class A1C, 7.4s, 2026	34,894	34,671
Banc of America Commercial
Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	98,000	63,980
Ser. 07-2, Class A2, 5.634s, 2049	71,000	54,770
Ser. 06-4, Class A4, 5.634s, 2046	150,000	114,981
Ser. 06-4, Class A2, 5.522s, 2046	471,000	395,927

35

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Banc of America Commercial
Mortgage, Inc.
Ser. 04-3, Class A5, 5.319s, 2039	$190,000	$162,016
Ser. 05-6, Class A2, 5.165s, 2047	36,000	30,501
Ser. 07-5, Class XW, Interest Only
(IO), 0.44s, 2051	2,878,341	43,322
Ser. 07-1, Class XW, IO, 0.291s, 2049	1,679,324	18,644
Ser. 06-1, Class XC, IO, 0.067s, 2045	2,607,599	9,582
Banc of America Commercial
Mortgage, Inc. 144A
Ser. 04-4, Class XC, IO, 0.285s, 2042	1,932,406	17,563
Ser. 04-5, Class XC, IO, 0.203s, 2041	3,090,175	22,323
Ser. 02-PB2, Class XC, IO, 0.183s, 2035	797,738	16,114
Ser. 06-5, Class XC, IO, 0.102s, 2016	5,925,081	43,779
Ser. 06-4, Class XC, IO, 0.088s, 2046	3,007,053	18,076
Ser. 05-4, Class XC, IO, 0.083s, 2045	3,765,846	14,424
Banc of America Funding Corp. FRB
Ser. 06-D, Class 6A1, 5.99s, 2036	306,274	143,949
Banc of America Large Loan 144A
FRB Ser. 05-MIB1, Class K, 3.195s, 2022	95,000	77,027
FRB Ser. 05-MIB1, Class J, 2.245s, 2022	102,000	66,178
Banc of America Mortgage Securities
FRB Ser. 03-F, Class 2A1, 4.67s, 2033	25,809	18,711
Ser. 05-E, Class 2, IO, 0.3s, 2035	1,320,356	3,662
Ser. 04-D, Class 2A, IO, 0.16s, 2034	451,044	159
Banc of America Structured
Security Trust 144A Ser. 02-X1,
Class A3, 5.436s, 2033	53,214	52,350
Bayview Commercial Asset Trust 144A
Ser. 07-1, Class S, IO, 1.211s, 2037	1,426,164	91,988
Ser. 06-4A, IO, 2.331s, 2036	103,487	9,955
Ser. 04-2, IO, 2.22s, 2034	221,081	7,251
Ser. 04-3, IO, 2.15s, 2035	141,762	4,650
Ser. 06-2A, IO, 1.798s, 2036	122,094	7,326
Ser. 05-3A, IO, 1.6s, 2035	348,905	20,934
Ser. 05-1A, IO, 1.6s, 2035	211,725	7,347
Ser. 07-2A, IO, 1.3s, 2037	876,607	67,499
FRB Ser. 05-1A, Class A1, 0.771s, 2035	47,589	36,168
Bear Stearns Alternate Trust
FRB Ser. 06-5, Class 2A2, 6 1/4s, 2036	439,326	153,764
Ser. 04-9, Class 1A1, 5.92s, 2034	6,120	3,514
FRB Ser. 06-6, Class 2A1, 5.892s, 2036	217,931	103,271
FRB Ser. 05-7, Class 23A1, 5.649s, 2035	203,277	95,243
Bear Stearns Commercial Mortgage
Securities, Inc. Ser. 04-PR3I,
Class X1, IO, 0.326s, 2041	656,427	7,735
Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO,
0.689s, 2038	1,561,391	39,128
Ser. 06-PW14, Class X1, IO,
0.076s, 2038	1,680,128	14,483

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Bear Stearns Commercial Mortgage
Securities, Inc. 144A
Ser. 07-PW15, Class X1, IO,
0.066s, 2044	$4,901,972	$28,726
Ser. 07-PW18, Class X1, IO,
0.057s, 2050	710,732	3,727
Ser. 05-PW10, Class X1, IO,
0.056s, 2040	5,864,415	13,430
Chase Commercial Mortgage
Securities Corp. Ser. 00-3,
Class A2, 7.319s, 2032	23,973	23,642
Chase Commercial Mortgage
Securities Corp. 144A
Ser. 98-1, Class F, 6.56s, 2030	222,000	209,167
Ser. 98-1, Class G, 6.56s, 2030	56,000	48,944
Ser. 98-1, Class H, 6.34s, 2030	85,000	64,882
Citigroup Commercial Mortgage Trust
Ser. 08-C7, Class A3, 6.096s, 2014	465,000	261,365
Ser. 08-C7, Class A2A, 6.034s, 2049	255,000	175,646
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A,
6.198s, 2036	291,976	137,946
IFB Ser. 07-6, Class 2A5, IO,
6.179s, 2037	296,558	20,018
FRB Ser. 06-AR7, Class 2A2A,
5.649s, 2036	294,161	132,372
Citigroup/Deutsche Bank Commercial
Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO,
0.377s, 2049	1,713,073	26,381
Ser. 06-CD2, Class X, IO,
0.086s, 2046	3,693,743	8,969
Ser. 07-CD4, Class XC, IO,
0.059s, 2049	5,729,520	27,502
CNL Funding Ser. 99-1, Class A2,
7.645s, 2014	94,674	74,035
Commercial Mortgage Acceptance
Corp. Ser. 97-ML1, IO, 0.967s, 2017	397,742	6,020
Commercial Mortgage
Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	98,000	80,514
Ser. 98-C2, Class F, 5.44s, 2030	435,000	322,369
Commercial Mortgage Loan Trust
Ser. 08-LS1, Class A4B, 6.02s, 2017	126,000	91,141
Commercial Mortgage Pass-Through
Certificates 144A
Ser. 06-CN2A, Class H, 5.57s, 2019	45,000	19,161
Ser. 06-CN2A, Class J, 5.57s, 2019	36,000	15,216
FRB Ser. 01-J2A, Class A2F, 1.54s, 2034	74,000	56,240
Ser. 05-LP5, Class XC, IO, 0.102s, 2043	2,751,336	13,076
Ser. 06-C8, Class XS, IO, 0.066s, 2046	5,367,665	22,662
Ser. 05-C6, Class XC, IO, 0.064s, 2044	5,595,296	17,352

36

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Countrywide Alternative Loan Trust
IFB Ser. 04-2CB, Class 1A5, IO,
7.129s, 2034	$6,238	$259
Ser. 06-45T1, Class 2A2, 6s, 2037	284,842	126,527
Ser. 06-J8, Class A4, 6s, 2037	233,544	99,069
Ser. 07-HY5R, Class 2A1A,
5.544s, 2047	124,407	81,297
Ser. 05-24, Class 1AX, IO,
0.737s, 2035	707,167	8,729
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1,
5.707s, 2035	550,894	275,447
Ser. 05-9, Class 1X, IO, 3.126s, 2035	348,092	4,909
Ser. 05-2, Class 2X, IO, 1.16s, 2035	362,799	4,960
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO,
4.549s, 2035	425,211	26,831
IFB Ser. 05-R2, Class 1AS, IO,
4.202s, 2035	246,929	14,519
Credit Suisse Mortgage
Capital Certificates
FRB Ser. 07-C4, Class A2, 5.81s, 2039	349,000	250,686
Ser. 06-C5, Class AX, IO, 0.091s, 2039	3,419,131	19,715
Credit Suisse Mortgage
Capital Certificates 144A
Ser. 07-C2, Class AX, IO,
0.114s, 2049	8,024,711	41,054
Ser. 06-C4, Class AX, IO,
0.113s, 2039	4,624,744	37,037
Ser. 07-C1, Class AX, IO,
0.07s, 2040	6,210,690	24,663
Crown Castle Towers, LLC 144A
Ser. 05-1A, Class D, 5.612s, 2035	133,000	93,100
CS First Boston Mortgage
Securities Corp.
Ser. 97-C2, Class F, 7.46s, 2035	59,000	60,658
Ser. 04-C2, Class A2, 5.416s, 2036 (F)	210,000	145,068
CS First Boston Mortgage
Securities Corp. 144A
FRB Ser. 04-TF2A, Class J, 2.145s, 2016	50,000	27,500
FRB Ser. 05-TF2A, Class J, 2.095s, 2020	31,319	17,225
FRB Ser. 04-TF2A, Class H, 1.895s, 2019	50,000	32,500
Ser. 01-CK1, Class AY, IO, 0.78s, 2035	2,790,119	30,970
Ser. 04-C4, Class AX, IO, 0.532s, 2039	756,019	9,696
Ser. 02-CP3, Class AX, IO, 0.423s, 2035	791,106	21,885
Deutsche Mortgage & Asset
Receiving Corp. Ser. 98-C1,
Class X, IO, 0.617s, 2031	352,817	6,928
DLJ Commercial Mortgage Corp.
Ser. 00-CF1, Class A1B, 7.62s, 2033	102,170	102,262
Ser. 99-CG2, Class B3, 6.1s, 2032	100,000	94,374
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	45,500

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-75, Class CS, 42.201s,2037	$89,469	$120,889
IFB Ser. 06-48, Class TQ, 36.773s, 2036	117,513	150,532
IFB Ser. 07-W7, Class 1A4,
36.353s, 2037	96,752	111,265
IFB Ser. 07-81, Class SC, 34.973s, 2037	106,234	130,870
IFB Ser. 06-104, Class GS,
32.167s, 2036	76,575	93,573
IFB Ser. 06-104, Class ES,
31.094s, 2036	95,576	119,630
IFB Ser. 07-96, Class AS, 27.794s, 2037	150,033	168,897
IFB Ser. 06-104, Class CS,
27.579s, 2036	114,057	137,615
IFB Ser. 05-37, Class SU, 27.315s, 2035	106,943	129,244
IFB Ser. 06-49, Class SE, 27.115s, 2036	130,580	158,461
IFB Ser. 06-60, Class AK, 26.915s, 2036	81,583	98,111
IFB Ser. 05-25, Class PS, 26.087s, 2035	71,982	83,519
IFB Ser. 06-115, Class ES,
24.675s, 2036	104,807	124,219
IFB Ser. 06-8, Class PK, 24.515s, 2036	121,261	140,807
IFB Ser. 05-57, Class CD, 23.358s, 2035	64,318	73,117
IFB Ser. 05-115, Class NQ, 23.17s, 2036	61,002	67,561
IFB Ser. 05-74, Class CP, 23.022s, 2035	65,827	70,378
IFB Ser. 06-8, Class HP, 22.839s, 2036	99,270	113,176
IFB Ser. 05-99, Class SA, 22.839s, 2035	69,194	78,965
IFB Ser. 05-45, Class DA, 22.692s, 2035	158,846	179,920
IFB Ser. 05-45, Class DC, 22.582s, 2035	66,186	74,927
IFB Ser. 05-57, Class DC, 20.243s, 2034	78,862	86,874
IFB Ser. 05-45, Class PC, 18.836s, 2034	58,604	58,734
IFB Ser. 05-74, Class SK, 18.834s, 2035	109,931	119,542
IFB Ser. 05-74, Class CS, 18.724s, 2035	67,143	73,962
IFB Ser. 05-72, Class SB, 15.697s, 2035	110,572	116,489
IFB Ser. 07-W6, Class 6A2, IO,
7.329s, 2037	105,362	9,219
IFB Ser. 06-90, Class SE, IO,
7.329s, 2036	89,861	8,654
IFB Ser. 04-51, Class XP, IO,
7.229s, 2034	40,442	2,997
IFB Ser. 03-66, Class SA, IO,
7.179s, 2033	118,192	9,666
IFB Ser. 07-W6, Class 5A2, IO,
6.819s, 2037	161,982	12,651
IFB Ser. 07-W4, Class 4A2, IO,
6.809s, 2037	658,180	51,404
IFB Ser. 07-W2, Class 3A2, IO,
6.809s, 2037	194,429	15,185
IFB Ser. 06-115, Class BI, IO,
6.789s, 2036	168,877	14,430
IFB Ser. 05-113, Class DI, IO,
6.759s, 2036	352,375	28,349
IFB Ser. 05-52, Class DC, IO,
6.729s, 2035	105,006	11,470
IFB Ser. 06-60, Class SI, IO,
6.679s, 2036	203,017	17,378

37

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-60, Class UI, IO,
6.679s, 2036	$82,431	$7,317
IFB Ser. 07-W7, Class 3A2, IO,
6.659s, 2037	252,014	27,911
IFB Ser. 03-122, Class SA, IO,
6.629s, 2028	205,034	11,930
IFB Ser. 03-122, Class SJ, IO,
6.629s, 2028	211,399	12,249
IFB Ser. 06-60, Class DI, IO,
6.599s, 2035	80,478	6,285
IFB Ser. 04-60, Class SW, IO,
6.579s, 2034	305,088	25,353
IFB Ser. 05-65, Class KI, IO,
6.529s, 2035	765,045	58,832
IFB Ser. 08-01, Class GI, IO,
6.489s, 2037	859,103	71,391
IFB Ser. 07-23, Class SI, IO,
6.299s, 2037	117,231	8,870
IFB Ser. 07-54, Class CI, IO,
6.289s, 2037	137,708	10,824
IFB Ser. 07-39, Class PI, IO,
6.289s, 2037	126,929	9,414
IFB Ser. 07-28, Class SE, IO,
6.279s, 2037	162,912	12,678
IFB Ser. 06-128, Class SH, IO,
6.279s, 2037	132,497	10,191
IFB Ser. 06-56, Class SM, IO,
6.279s, 2036	445,900	34,832
IFB Ser. 05-73, Class SI, IO,
6.279s, 2035	67,670	5,083
IFB Ser. 05-12, Class SC, IO,
6.279s, 2035	155,078	15,353
IFB Ser. 05-17, Class ES, IO,
6.279s, 2035	133,665	12,228
IFB Ser. 05-17, Class SY, IO,
6.279s, 2035	62,853	5,732
IFB Ser. 07-30, Class IE, IO,
6.269s, 2037	392,306	40,374
IFB Ser. 06-123, Class CI, IO,
6.269s, 2037	359,594	27,830
IFB Ser. 06-123, Class UI, IO,
6.269s, 2037	139,725	11,178
IFB Ser. 05-82, Class SY, IO,
6.259s, 2035	264,508	19,997
IFB Ser. 05-45, Class EW, IO,
6.249s, 2035	529,172	42,081
IFB Ser. 05-45, Class SR, IO,
6.249s, 2035	359,759	28,211
IFB Ser. 07-15, Class BI, IO,
6.229s, 2037	225,852	17,864
IFB Ser. 06-16, Class SM, IO,
6.229s, 2036	121,371	10,284
IFB Ser. 05-95, Class CI, IO,
6.229s, 2035	157,491	14,316

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 05-84, Class SG, IO,
6.229s, 2035	$257,301	$21,382
IFB Ser. 05-57, Class NI, IO,
6.229s, 2035	71,233	6,506
IFB Ser. 05-54, Class SA, IO,
6.229s, 2035	252,176	19,895
IFB Ser. 05-23, Class SG, IO,
6.229s, 2035	200,366	17,126
IFB Ser. 05-17, Class SA, IO,
6.229s, 2035	176,861	13,902
IFB Ser. 05-17, Class SE, IO,
6.229s, 2035	192,326	15,897
IFB Ser. 06-128, Class GS, IO,
6.209s, 2037	153,919	11,819
IFB Ser. 06-114, Class IS, IO,
6.179s, 2036	159,592	12,017
IFB Ser. 06-116, Class ES, IO,
6.179s, 2036	77,235	6,006
IFB Ser. 06-115, Class GI, IO,
6.169s, 2036	159,764	13,069
IFB Ser. 06-115, Class IE, IO,
6.169s, 2036	121,737	11,657
IFB Ser. 06-117, Class SA, IO,
6.169s, 2036	181,276	13,756
IFB Ser. 06-121, Class SD, IO,
6.169s, 2036	348,016	26,310
IFB Ser. 06-109, Class SG, IO,
6.159s, 2036	244,961	19,450
IFB Ser. 06-104, Class SY, IO,
6.149s, 2036	81,407	6,256
IFB Ser. 06-109, Class SH, IO,
6.149s, 2036	188,028	16,564
Ser. 06-104, Class SG, IO, 6.129s, 2036	163,180	11,585
IFB Ser. 07-W6, Class 4A2, IO,
6.129s, 2037	670,014	51,524
IFB Ser. 06-128, Class SC, IO,
6.129s, 2037	563,340	42,926
IFB Ser. 06-43, Class SI, IO,
6.129s, 2036	359,191	27,567
IFB Ser. 06-44, Class IS, IO,
6.129s, 2036	173,953	13,230
IFB Ser. 06-8, Class JH, IO,
6.129s, 2036	561,038	43,884
IFB Ser. 05-122, Class SG, IO,
6.129s, 2035	124,214	12,321
IFB Ser. 06-92, Class JI, IO,
6.109s, 2036	91,044	9,758
IFB Ser. 06-92, Class LI, IO,
6.109s, 2036	178,890	13,402
IFB Ser. 06-96, Class ES, IO,
6.109s, 2036	227,952	17,415
IFB Ser. 06-99, Class AS, IO,
6.109s, 2036	105,847	8,404
IFB Ser. 06-85, Class TS, IO,
6.089s, 2036	187,392	14,416

38

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Fannie Mae
IFB Ser. 06-61, Class SE, IO,
6.079s, 2036	$207,627	$14,506
IFB Ser. 07-75, Class PI, IO,
6.069s, 2037	196,010	15,286
IFB Ser. 07-76, Class SA, IO,
6.069s, 2037	192,009	11,055
IFB Ser. 07-W7, Class 2A2, IO,
6.059s, 2037	502,323	49,082
IFB Ser. 07-88, Class MI, IO,
6.049s, 2037	79,893	9,750
Ser. 06-94, Class NI, IO, 6.029s, 2036	79,668	5,625
IFB Ser. 07-116, Class IA, IO,
6.029s, 2037	703,379	50,573
IFB Ser. 07-103, Class AI, IO,
6.029s, 2037	882,583	62,646
IFB Ser. 07-1, Class NI, IO,
6.029s, 2037	389,927	31,278
IFB Ser. 07-15, Class NI, IO,
6.029s, 2022	216,571	15,831
IFB Ser. 08-3, Class SC, IO,
5.979s, 2038	93,937	8,810
IFB Ser. 07-109, Class XI, IO,
5.979s, 2037	95,935	8,502
IFB Ser. 07-109, Class YI, IO,
5.979s, 2037	192,647	14,649
IFB Ser. 07-W8, Class 2A2, IO,
5.979s, 2037	340,037	23,691
IFB Ser. 07-88, Class JI, IO,
5.979s, 2037	196,673	14,724
IFB Ser. 07-54, Class KI, IO,
5.969s, 2037	98,960	6,983
IFB Ser. 07-30, Class JS, IO,
5.969s, 2037	322,831	25,213
IFB Ser. 07-30, Class LI, IO,
5.969s, 2037	569,322	48,421
IFB Ser. 07-W2, Class 1A2, IO,
5.959s, 2037	142,362	9,852
IFB Ser. 07-106, Class SN, IO,
5.939s, 2037	202,310	15,280
IFB Ser. 07-54, Class IA, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IB, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IC, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class ID, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IE, IO,
5.939s, 2037	172,727	12,612
IFB Ser. 07-54, Class IF, IO,
5.939s, 2037	256,142	21,693
IFB Ser. 07-54, Class NI, IO,
5.939s, 2037	148,285	10,615
IFB Ser. 07-54, Class UI, IO,
5.939s, 2037	217,780	10,856

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Fannie Mae
IFB Ser. 07-109, Class AI, IO,
5.929s, 2037	$1,012,077	$72,768
IFB Ser. 07-91, Class AS, IO,
5.929s, 2037	129,338	9,946
IFB Ser. 07-91, Class HS, IO,
5.929s, 2037	139,250	11,407
IFB Ser. 07-15, Class CI, IO,
5.909s, 2037	662,883	48,093
IFB Ser. 06-115, Class JI, IO,
5.909s, 2036	484,493	37,839
IFB Ser. 07-109, Class PI, IO,
5.879s, 2037	203,541	14,466
IFB Ser. 06-123, Class LI, IO,
5.849s, 2037	320,508	24,227
IFB Ser. 08-1, Class NI, IO,
5.779s, 2037	377,559	25,259
IFB Ser. 07-116, Class BI, IO,
5.779s, 2037	641,755	42,933
IFB Ser. 08-01, Class AI, IO,
5.779s, 2037	1,049,185	66,760
IFB Ser. 08-10, Class GI, IO,
5.759s, 2038	192,549	11,665
IFB Ser. 08-1, Class HI, IO,
5.729s, 2037	487,548	30,540
IFB Ser. 07-39, Class AI, IO,
5.649s, 2037	305,281	22,927
IFB Ser. 07-32, Class SD, IO,
5.639s, 2037	205,401	15,895
IFB Ser. 07-30, Class UI, IO,
5.629s, 2037	167,880	11,331
IFB Ser. 07-32, Class SC, IO,
5.629s, 2037	272,488	18,765
IFB Ser. 07-1, Class CI, IO,
5.629s, 2037	195,160	13,274
IFB Ser. 05-74, Class SE, IO,
5.629s, 2035	842,558	57,390
IFB Ser. 05-14, Class SE, IO,
5.579s, 2035	162,179	10,890
IFB Ser. 05-58, Class IK, IO,
5.529s, 2035	198,048	12,101
IFB Ser. 08-1, Class BI, IO,
5.439s, 2038	653,788	41,676
IFB Ser. 07-75, Class ID, IO,
5.399s, 2037	174,464	11,591
Ser. 06-W3, Class 1AS, IO, 4.591s, 2046	639,754	40,816
Ser. 03-W12, Class 2, IO, 2.219s, 2043	427,373	15,518
Ser. 03-W10, Class 3, IO, 1.934s, 2043	251,685	10,258
Ser. 03-W10, Class 1, IO, 1.913s, 2043	910,625	27,952
Ser. 03-W8, Class 12, IO, 1.634s, 2042	900,419	34,111
Ser. 03-W17, Class 12, IO, 1.148s, 2033	318,406	8,467
Ser. 03-T2, Class 2, IO, 0.809s, 2042	1,215,023	23,307
Ser. 03-W6, Class 51, IO, 0.671s, 2042	292,222	5,038
Ser. 01-T12, Class IO, 0.565s, 2041	263,490	3,929
Ser. 03-W2, Class 1, IO, 0.466s, 2042	2,085,226	23,842

39

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Fannie Mae
Ser. 02-T4, IO, 0.449s, 2041	$1,437,277	$15,964
Ser. 01-50, Class B1, IO, 0.448s, 2041	472,720	5,614
Ser. 02-T1, Class IO, IO, 0.425s, 2031	296,915	2,763
Ser. 03-W6, Class 3, IO, 0.368s, 2042	413,826	3,598
Ser. 03-W6, Class 23, IO, 0.352s, 2042	435,255	3,623
Ser. 01-79, Class BI, IO, 0.325s, 2045	1,037,465	9,163
Ser. 08-33, Principal Only (PO),
zero %, 2038	94,344	76,419
Ser. 06-46, Class OC, PO, zero %, 2036	97,503	88,635
Ser. 06-16, Class OG, PO, zero %, 2036	74,183	57,788
Ser. 07-15, Class IM, IO, zero %, 2009	183,275	138
Ser. 07-16, Class TS, IO, zero %, 2009	761,894	618
FRB Ser. 06-115, Class SN, zero %, 2036	82,833	57,027
FRB Ser. 05-57, Class UL, zero %, 2035	102,003	95,595
FRB Ser. 05-65, Class CU, zero %, 2034	51,195	47,097
Federal Home Loan Mortgage Corp.
Structured Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO,
7.629s, 2043	103,447	13,448
Ser. T-56, Class A, IO, 0.524s, 2043	332,363	4,075
Ser. T-56, Class 3, IO, 0.351s, 2043	346,097	3,593
Ser. T-56, Class 1, IO, 0.283s, 2043	450,509	3,113
Ser. T-56, Class 2, IO, 0.02s, 2043	408,996	768
FFCA Secured Lending Corp. 144A
Ser. 00-1, Class A2, 7.77s, 2027	69,268	13,854
First Horizon Alternative Mortgage
Securities FRB Ser. 05-AA10,
Class 2A1, 5.742s, 2035	138,726	70,750
First Union National Bank-Bank
of America Commercial Mortgage
144A Ser. 01-C1, Class 3, IO,
1.683s, 2033	1,412,858	34,157
First Union-Lehman Brothers
Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	128,638
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	18,000
First Union-Lehman Brothers-Bank
of America 144A Ser. 98-C2,
Class G, 7s, 2035	165,000	96,828
Freddie Mac
IFB Ser. 3202, Class HM, 27.275s, 2036	74,842	90,331
IFB Ser. 3081, Class DC, 23.782s, 2035	72,032	82,514
IFB Ser. 3360, Class SC, 22.394s, 2037	137,975	151,083
IFB Ser. 2976, Class KL, 20.002s, 2035	106,256	119,365
IFB Ser. 2990, Class DP, 19.892s, 2034	90,606	98,414
IFB Ser. 3149, Class SU, 16.376s, 2036	75,280	80,056
IFB Ser. 3065, Class DC, 16.275s, 2035	94,391	100,340
IFB Ser. 2990, Class WP, 13.945s, 2035	60,167	62,250
IFB Ser. 2990, Class LB, 13.891s, 2034	110,586	115,392
IFB Ser. 2927, Class SI, IO, 7s, 2035	147,369	14,426
IFB Ser. 2828, Class GI, IO,
6.305s, 2034	167,004	18,777

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3184, Class SP, IO,
6.155s, 2033	$212,400	$17,184
IFB Ser. 2869, Class SH, IO,
6.105s, 2034	77,755	5,081
IFB Ser. 2869, Class JS, IO,
6.055s, 2034	351,540	22,246
IFB Ser. 2882, Class LS, IO,
6.005s, 2034	121,925	9,979
IFB Ser. 3203, Class SH, IO,
5.945s, 2036	121,932	10,093
IFB Ser. 2815, Class PT, IO,
5.855s, 2032	174,330	13,946
IFB Ser. 2828, Class TI, IO,
5.855s, 2030	79,062	6,407
IFB Ser. 3397, Class GS, IO,
5.805s, 2037	117,938	10,038
IFB Ser. 3297, Class BI, IO,
5.565s, 2037	515,057	40,491
IFB Ser. 3287, Class SD, IO,
5.555s, 2037	230,810	17,968
IFB Ser. 3281, Class BI, IO,
5.555s, 2037	98,637	8,240
IFB Ser. 3281, Class CI, IO,
5.555s, 2037	120,106	9,843
IFB Ser. 3249, Class SI, IO,
5.555s, 2036	87,163	9,496
IFB Ser. 2922, Class SE, IO,
5.555s, 2035	203,129	20,238
IFB Ser. 3045, Class DI, IO,
5.535s, 2035	1,003,565	73,658
IFB Ser. 3236, Class ES, IO,
5.505s, 2036	143,041	11,783
IFB Ser. 3136, Class NS, IO,
5.505s, 2036	234,831	18,548
IFB Ser. 3118, Class SD, IO,
5.505s, 2036	327,285	25,237
IFB Ser. 2927, Class ES, IO,
5.505s, 2035	114,537	7,711
IFB Ser. 2950, Class SM, IO,
5.505s, 2016	242,648	21,968
IFB Ser. 3256, Class S, IO,
5.495s, 2036	233,569	19,410
IFB Ser. 3031, Class BI, IO,
5.495s, 2035	85,575	7,903
IFB Ser. 3244, Class SB, IO,
5.465s, 2036	140,919	11,919
IFB Ser. 3244, Class SG, IO,
5.465s, 2036	164,646	12,612
IFB Ser. 3236, Class IS, IO,
5.455s, 2036	255,225	19,142
IFB Ser. 2962, Class BS, IO,
5.455s, 2035	490,079	33,374
IFB Ser. 3114, Class TS, IO,
5.455s, 2030	524,261	41,875

40

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Freddie Mac
IFB Ser. 3128, Class JI, IO,
5.435s, 2036	$266,789	$21,503
IFB Ser. 2990, Class LI, IO,
5.435s, 2034	166,455	14,316
IFB Ser. 3240, Class S, IO,
5.425s, 2036	557,932	40,446
IFB Ser. 3153, Class JI, IO,
5.425s, 2036	233,442	17,065
IFB Ser. 3065, Class DI, IO,
5.425s, 2035	73,433	6,541
IFB Ser. 3145, Class GI, IO,
5.405s, 2036	219,811	18,266
IFB Ser. 3114, Class GI, IO,
5.405s, 2036	95,883	8,447
IFB Ser. 3339, Class JI, IO,
5.395s, 2037	425,026	28,434
IFB Ser. 3218, Class AS, IO,
5.385s, 2036	170,169	12,209
IFB Ser. 3221, Class SI, IO,
5.385s, 2036	206,667	14,889
IFB Ser. 3202, Class PI, IO,
5.345s, 2036	574,273	42,087
IFB Ser. 3355, Class MI, IO,
5.305s, 2037	135,610	10,218
IFB Ser. 3201, Class SG, IO,
5.305s, 2036	263,202	24,125
IFB Ser. 3203, Class SE, IO,
5.305s, 2036	235,935	20,519
IFB Ser. 3171, Class PS, IO,
5.29s, 2036	218,239	17,328
IFB Ser. 3152, Class SY, IO,
5.285s, 2036	196,509	17,821
IFB Ser. 3284, Class BI, IO,
5.255s, 2037	163,109	12,575
IFB Ser. 3260, Class SA, IO,
5.255s, 2037	140,401	9,288
IFB Ser. 3199, Class S, IO,
5.255s, 2036	108,640	8,638
IFB Ser. 3284, Class LI, IO,
5.245s, 2037	712,900	50,453
IFB Ser. 3281, Class AI, IO,
5.235s, 2037	673,620	55,190
IFB Ser. 3311, Class EI, IO,
5.215s, 2037	167,639	12,611
IFB Ser. 3311, Class IA, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class IB, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class IC, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class ID, IO,
5.215s, 2037	243,882	20,637
IFB Ser. 3311, Class IE, IO,
5.215s, 2037	353,032	29,874

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Freddie Mac
IFB Ser. 3240, Class GS, IO,
5.185s, 2036	$334,077	$26,719
IFB Ser. 3257, Class SI, IO,
5 1/8s, 2036	155,131	11,630
IFB Ser. 3225, Class JY, IO,
5.095s, 2036	678,149	46,265
IFB Ser. 3339, Class TI, IO,
4.945s, 2037	267,736	20,819
IFB Ser. 3284, Class CI, IO,
4.925s, 2037	525,883	35,312
IFB Ser. 3016, Class SQ, IO,
4.915s, 2035	173,778	9,627
IFB Ser. 3397, Class SQ, IO,
4.775s, 2037	458,037	30,689
Ser. 3327, Class IF, IO, zero %, 2037	114,770	3,007
Ser. 3292, Class DO, PO, zero %, 2037	82,812	75,305
Ser. 3296, Class OK, PO, zero %, 2037	85,720	77,041
Ser. 3252, Class LO, PO, zero %, 2036	107,488	93,589
FRB Ser. 3326, Class YF, zero %, 2037	61,557	56,696
FRB Ser. 3241, Class FH, zero %, 2036	62,145	59,278
FRB Ser. 3231, Class XB, zero %, 2036	44,582	43,393
FRB Ser. 3147, Class SF, zero %, 2036	113,977	81,515
FRB Ser. 3003, Class XF, zero %, 2035	73,983	65,715
GE Capital Commercial
Mortgage Corp. 144A
Ser. 07-C1, Class XC, IO,
0.093s, 2019	11,881,949	37,451
Ser. 05-C2, Class XC, IO,
0.082s, 2043	4,436,197	18,558
Ser. 05-C3, Class XC, IO,
0.064s, 2045	10,526,160	26,256
GMAC Commercial Mortgage
Securities, Inc.
Ser. 99-C3, Class F, 7.896s, 2036	44,000	43,828
Ser. 97-C1, Class X, IO, 1.252s, 2029	96,372	6,168
Ser. 05-C1, Class X1, IO, 0.185s, 2043	4,444,879	30,433
GMAC Commercial Mortgage
Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	77,845	23,354
Ser. 06-C1, Class XC, IO, 0.07s, 2045	6,782,930	18,010
Government National
Mortgage Association
IFB Ser. 07-38, Class AS, 43.36s, 2037	156,124	203,313
IFB Ser. 07-51, Class SP, 36.435s, 2037	76,284	93,595
IFB Ser. 07-44, Class SP, 33.77s, 2036	97,536	117,619
IFB Ser. 05-66, Class SP, 17.367s, 2035	76,170	78,927
IFB Ser. 05-7, Class JM, 14.776s, 2034	101,301	106,296
IFB Ser. 06-62, Class SI, IO,
6.873s, 2036	178,685	12,400
IFB Ser. 07-1, Class SL, IO,
6.853s, 2037	94,097	6,844
IFB Ser. 07-1, Class SM, IO,
6.843s, 2037	94,097	6,832

41

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-49, Class NY, IO,
6.593s, 2035	$517,475	$36,543
IFB Ser. 07-26, Class SG, IO,
6.343s, 2037	272,062	16,718
IFB Ser. 07-9, Class BI, IO,
6.313s, 2037	509,137	32,478
IFB Ser. 07-31, Class CI, IO,
6.303s, 2037	135,685	9,322
IFB Ser. 07-25, Class SA, IO,
6.293s, 2037	182,645	11,816
IFB Ser. 07-25, Class SB, IO,
6.293s, 2037	300,202	18,985
IFB Ser. 07-22, Class S, IO,
6.293s, 2037	152,836	11,817
IFB Ser. 07-11, Class SA, IO,
6.293s, 2037	136,573	10,004
IFB Ser. 07-14, Class SB, IO,
6.293s, 2037	287,809	17,979
IFB Ser. 05-84, Class AS, IO,
6.293s, 2035	58,826	4,812
IFB Ser. 07-51, Class SJ, IO,
6.243s, 2037	173,317	13,247
IFB Ser. 07-53, Class SY, IO,
6.228s, 2037	93,564	7,223
IFB Ser. 07-58, Class PS, IO,
6.193s, 2037	750,687	56,013
IFB Ser. 06-59, Class SD, IO,
6.193s, 2036	2,790,802	179,959
IFB Ser. 07-59, Class PS, IO,
6.163s, 2037	131,655	9,437
IFB Ser. 07-59, Class SP, IO,
6.163s, 2037	401,548	29,236
IFB Ser. 04-59, Class SC, IO,
6.16s, 2034	105,739	9,111
IFB Ser. 04-26, Class IS, IO,
6.16s, 2034	42,018	3,344
IFB Ser. 07-68, Class PI, IO,
6.143s, 2037	189,894	14,352
IFB Ser. 06-38, Class SG, IO,
6.143s, 2033	538,445	28,850
IFB Ser. 07-53, Class SG, IO,
6.093s, 2037	97,168	6,364
IFB Ser. 08-3, Class SA, IO,
6.043s, 2038	315,879	17,790
IFB Ser. 07-79, Class SY, IO,
6.043s, 2037	529,001	33,380
IFB Ser. 07-64, Class AI, IO,
6.043s, 2037	2,118,801	123,145
IFB Ser. 07-53, Class ES, IO,
6.043s, 2037	136,818	8,114
IFB Ser. 08-4, Class SA, IO,
6.009s, 2038	756,220	44,206
IFB Ser. 07-9, Class DI, IO,
6.003s, 2037	256,720	16,574

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Government National
Mortgage Association
IFB Ser. 07-57, Class QA, IO,
5.993s, 2037	$327,512	$16,785
IFB Ser. 07-58, Class SA, IO,
5.993s, 2037	1,135,928	66,938
IFB Ser. 07-58, Class SC, IO,
5.993s, 2037	238,653	13,052
IFB Ser. 07-61, Class SA, IO,
5.993s, 2037	174,254	8,988
IFB Ser. 07-53, Class SC, IO,
5.993s, 2037	152,864	8,524
IFB Ser. 06-26, Class S, IO,
5.993s, 2036	146,732	9,435
IFB Ser. 06-28, Class GI, IO,
5.993s, 2035	266,764	19,520
IFB Ser. 07-58, Class SD, IO,
5.983s, 2037	236,508	12,769
IFB Ser. 07-59, Class SD, IO,
5.963s, 2037	626,317	36,241
IFB Ser. 07-36, Class SA, IO,
5.963s, 2037	368,676	19,467
IFB Ser. 05-65, Class SI, IO,
5.843s, 2035	182,957	11,252
IFB Ser. 07-26, Class SD, IO,
5.76s, 2037	264,912	16,054
IFB Ser. 07-17, Class IB, IO,
5.743s, 2037	143,334	10,938
IFB Ser. 06-14, Class S, IO,
5.743s, 2036	205,877	11,876
IFB Ser. 06-11, Class ST, IO,
5.733s, 2036	128,710	7,376
IFB Ser. 07-27, Class SD, IO,
5.693s, 2037	132,289	10,853
IFB Ser. 07-19, Class SJ, IO,
5.693s, 2037	223,812	12,627
IFB Ser. 07-23, Class ST, IO,
5.693s, 2037	268,808	14,711
IFB Ser. 07-8, Class SA, IO,
5.693s, 2037	232,578	12,804
IFB Ser. 07-9, Class CI, IO,
5.693s, 2037	333,483	17,208
IFB Ser. 07-7, Class EI, IO,
5.693s, 2037	247,399	13,960
IFB Ser. 07-7, Class JI, IO,
5.693s, 2037	357,773	18,783
IFB Ser. 07-1, Class S, IO,
5.693s, 2037	292,481	16,556
IFB Ser. 07-3, Class SA, IO,
5.693s, 2037	279,314	15,761
IFB Ser. 05-17, Class S, IO,
5.673s, 2035	52,496	3,148
IFB Ser. 07-48, Class SB, IO,
5.61s, 2037	200,057	12,527
IFB Ser. 07-17, Class AI, IO,
5.51s, 2037	586,423	44,385

42

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Government National
Mortgage Association
IFB Ser. 04-41, Class SG, IO,
5.493s, 2034	$48,709	$2,700
IFB Ser. 07-9, Class AI, IO,
5.46s, 2037	191,390	12,462
IFB Ser. 08-40, Class SA, IO,
5.36s, 2038	335,921	23,598
IFB Ser. 05-71, Class SA, IO,
5.32s, 2035	50,909	3,672
IFB Ser. 07-17, Class IC, IO,
5.21s, 2037	352,098	25,637
IFB Ser. 07-25, Class KS, IO,
5.16s, 2037	93,362	7,501
IFB Ser. 07-21, Class S, IO,
5.16s, 2037	308,321	18,189
IFB Ser. 07-31, Class AI, IO,
5.14s, 2037	164,164	12,172
IFB Ser. 07-43, Class SC, IO,
5.06s, 2037	195,390	11,806
FRB Ser. 07-49, Class UF, zero %, 2037	27,305	25,185
FRB Ser. 07-33, Class TB, zero %, 2037	58,561	55,933
FRB Ser. 07-35, Class UF, zero %, 2037	44,583	38,224
Greenpoint Mortgage Funding Trust
Ser. 05-AR1, Class X1, IO,
3.271s, 2045	237,998	5,504
Greenwich Capital Commercial
Funding Corp. Ser. 05-GG5,
Class XC, IO, 0.067s, 2037	8,435,192	36,271
Greenwich Capital Commercial
Funding Corp. 144A Ser. 07-GG9,
Class X, IO, 0.323s, 2039	2,896,957	30,418
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3,
5.799s, 2045	187,000	125,175
Ser. 06-GG6, Class A2, 5.506s, 2038	89,000	78,035
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	59,000	47,200
Ser. 06-GG8, Class X, IO,
0.666s, 2039	1,593,453	63,738
Ser. 04-C1, Class X1, IO,
0.478s, 2028	1,474,931	10,472
Ser. 03-C1, Class X1, IO,
0.237s, 2040	619,044	9,352
Ser. 05-GG4, Class XC, IO,
0.193s, 2039	4,818,428	108,896
Ser. 06-GG6, Class XC, IO,
0.046s, 2038	2,547,033	8,915
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	12,987	11,777
Ser. 05-RP3, Class 1A3, 8s, 2035	43,413	38,721
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	34,933	30,834

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

GSMPS Mortgage Loan
Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	$38,239	$37,232
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	41,373	39,851
GSR Mortgage Loan Trust
Ser. 05-AR2, Class 2A1, 4.833s, 2035	72,077	47,571
HSI Asset Loan Obligation FRB
Ser. 07-AR1, Class 2A1, 6.129s, 2037	595,240	267,858
IMPAC Secured Assets Corp. FRB
Ser. 07-2, Class 1A1A, 0.581s, 2037	357,348	241,614
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1,
6.281s, 2036	88,002	40,811
FRB Ser. 07-AR15, Class 1A1,
6.161s, 2037	292,057	125,585
FRB Ser. 07-AR9, Class 2A1,
5.921s, 2037	296,695	133,513
FRB Ser. 05-AR31, Class 3A1,
5.601s, 2036	442,048	234,285
FRB Ser. 07-AR11, Class 1A1,
5.584s, 2037	247,845	114,008
FRB Ser. 05-AR5, Class 4A1,
5.486s, 2035	241,337	117,360
JPMorgan Alternative Loan Trust
FRB Ser. 06-A3, Class 2A1,
6.067s, 2036	259,086	131,852
FRB Ser. 06-A1, Class 5A1,
5.939s, 2036	206,209	98,980
FRB Ser. 06-A6, Class 1A1,
0.631s, 2036	136,808	59,438
JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	42,000	30,240
FRB Ser. 07-LD12, Class AM,
6.062s, 2051	406,000	176,114
FRB Ser. 07-LD12, Class A3,
5.99s, 051	1,563,000	1,035,152
Ser. 07-CB20, Class A3, 5.
863s, 2051	469,000	306,844
FRB Ser. 07-LD11, Class A3,
5.819s, 2049	234,000	139,459
Ser. 06-CB15, Class A4,
5.814s, 2043	258,000	204,489
Ser. 07-CB20, Class A4,
5.794s, 2051	102,000	72,484
Ser. 06-CB16, Class A4,
5.552s, 2045	207,000	157,342
Ser. 06-CB14, Class A4,
5.481s, 2044	217,000	164,684
Ser. 05-LDP2, Class AM, 4.78s, 2042	80,000	46,798
Ser. 06-LDP8, Class X, IO, 0.573s, 2045	2,117,902	42,177
Ser. 06-CB17, Class X, IO,
0.513s, 2043	2,040,979	42,656
Ser. 06-LDP9, Class X, IO,
0.455s, 2047	3,049,136	52,445

43

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

JPMorgan Chase Commercial
Mortgage Securities Corp.
Ser. 07-LDPX, Class X, IO,
0.347s, 2049	$3,472,006	$42,706
Ser. 06-CB16, Class X1, IO,
0.092s, 2045	2,411,563	18,401
JPMorgan Chase Commercial Mortgage
Securities Corp. 144A
Ser. 00-C9, Class G, 6 1/4s, 2032	44,000	42,337
Ser. 05-CB12, Class X1, IO,
0.106s, 2037	3,341,053	22,385
Ser. 05-LDP3, Class X1, IO,
0.085s, 2042	6,211,815	32,923
Ser. 07-CB20, Class X1, IO,
0.074s, 2051	6,057,190	50,880
Ser. 05-LDP5, Class X1, IO,
0.061s, 2044	15,978,927	52,730
Ser. 06-CB14, Class X1, IO,
0.061s, 2044	4,059,091	10,960
LB Commercial Conduit
Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	28,237
Ser. 99-C1, Class G, 6.41s, 2031	37,135	16,844
Ser. 98-C4, Class H, 5.6s, 2035	50,000	9,129
LB-UBS Commercial
Mortgage Trust
Ser. 04-C7, Class A6, 4.786s, 2029	83,000	66,740
Ser. 07-C7, Class XW, IO, 0.373s, 2045	592,680	8,374
LB-UBS Commercial
Mortgage Trust 144A
Ser. 06-C7, Class XW, IO,
0.718s, 2038	1,450,956	33,239
Ser. 03-C5, Class XCL, IO,
0.251s, 2037	968,994	13,503
Ser. 05-C3, Class XCL, IO,
0.207s, 2040	2,594,169	30,080
Ser. 05-C2, Class XCL, IO,
0.166s, 2040	3,924,877	23,711
Ser. 05-C7, Class XCL, IO,
0.143s, 2040	3,811,862	17,908
Ser. 05-C5, Class XCL, IO,
0.138s, 2020	3,183,917	23,853
Ser. 06-C7, Class XCL, IO,
0.117s, 2038	2,560,099	22,067
Ser. 06-C1, Class XCL, IO,
0.084s, 2041	5,577,396	32,146
Lehman Brothers Floating Rate
Commercial Mortgage Trust 144A
FRB Ser. 04-LLFA, Class H,
2.145s, 2017	52,000	39,000
FRB Ser. 05-LLFA, Class J,
1.995s, 2018	20,000	15,000

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Lehman Mortgage Trust
IFB Ser. 06-7, Class 1A9,
38.093s, 2036	$63,123	$81,236
IFB Ser. 07-5, Class 4A3,
37.253s, 2037	111,880	119,152
IFB Ser. 07-4, Class 3A2, IO,
6.729s, 2037	177,277	13,899
IFB Ser. 06-5, Class 2A2, IO,
6.679s, 2036	302,924	22,341
IFB Ser. 07-4, Class 2A2, IO,
6.199s, 2037	726,880	49,064
IFB Ser. 07-1, Class 2A3, IO,
6.159s, 2037	996,431	73,487
IFB Ser. 06-9, Class 2A2, IO,
6.149s, 2037	584,423	44,207
IFB Ser. 07-5, Class 10A2, IO,
5.869s, 2037	354,809	24,837
MASTR Adjustable Rate
Mortgages Trust
Ser. 04-7, Class 2A1, 5.64s, 2034	6,506	3,574
FRB Ser. 04-13, Class 3A6,
3.788s, 2034	134,000	105,778
Ser. 04-03, Class 4AX, IO,
0.376s, 2034	82,140	378
Ser. 05-2, Class 7AX, IO,
0.17s, 2035	230,287	576
MASTR Alternative Loans Trust
Ser. 06-3, Class 1A1, 6 1/4s, 2036	183,010	98,425
MASTR Reperforming Loan Trust 144A
Ser. 05-1, Class 1A4, 7 1/2s, 2034	55,122	53,249
Merit Securities Corp. 144A FRB
Ser. 11PA, Class 3A1, 1.091s, 2027	82,643	53,223
Merrill Lynch Capital
Funding Corp. Ser. 06-4,
Class XC, IO, 0.124s, 2049	7,898,384	56,772
Merrill Lynch Floating Trust 144A
FRB Ser. 06-1, Class TM, 1.695s, 2022	99,963	61,477
Merrill Lynch Mortgage
Investors, Inc.
FRB Ser. 98-C3, Class E,
6.805s, 2030	31,000	29,104
FRB Ser. 05-A9, Class 3A1,
5.271s, 2035	195,728	144,839
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3,
5.829s, 2050	128,000	83,091
FRB Ser. 07-C1, Class A4,
5.829s, 2050	103,000	74,210
Ser. 05-MCP1, Class XC, IO,
0.122s, 2043	3,184,434	25,050
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO,
0.255s, 2039	805,633	11,345
Ser. 05-LC1, Class X, IO, 0.1s, 2044	1,690,869	8,118

44

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

Merrill Lynch/Countrywide
Commercial Mortgage Trust
FRB Ser. 07-8, Class A3,
5.957s, 2049	$316,000	$226,695
FRB Ser. 07-8, Class A2,
5.92s, 2049	226,000	147,111
Merrill Lynch/Countrywide
Commercial Mortgage Trust 144A
Ser. 07-7, Class X, IO, 0.019s, 2050	12,852,918	23,455
Mezz Cap Commercial
Mortgage Trust 144A
Ser. 04-C2, Class X, IO,
6.004s, 2040	117,021	14,475
Ser. 05-C3, Class X, IO,
5.555s, 2044	130,925	12,475
Ser. 06-C4, Class X, IO,
5.074s, 2016	545,252	59,274
Morgan Stanley Capital 144A
Ser. 05-RR6, Class X, IO, 1.59s, 2043	905,327	21,755
Morgan Stanley Capital I
FRB Ser. 08-T29, Class A3,
6.28s, 2043	76,000	63,407
FRB Ser. 06-IQ11, Class A4,
5.772s, 2042	258,000	197,399
FRB Ser. 07-IQ14, Class AM,
5.691s, 2049	139,000	66,550
Ser. 05-HQ6, Class A4A,
4.989s, 2042	191,000	153,283
Ser. 04-HQ4, Class A7, 4.97s, 2040	99,000	83,507
Morgan Stanley Capital I 144A
Ser. 04-RR, Class F5, 6s, 2039	100,000	10,000
Ser. 04-RR, Class F6, 6s, 2039	100,000	9,000
Ser. 05-HQ6, Class X1, IO,
0.115s, 2042	4,061,521	22,405
Ser. 05-HQ5, Class X1, IO,
0.093s, 2042	1,394,079	5,925
Morgan Stanley Mortgage Loan Trust
Ser. 05-5AR, Class 2A1, 4.807s, 2035	165,814	89,540
Mortgage Capital Funding, Inc. FRB
Ser. 98-MC2, Class E, 7.094s, 2030	49,000	29,400
Nomura Asset Acceptance Corp.
Ser. 04-R3, Class PT, 7.379s, 2035	25,191	22,875
Nomura Asset Acceptance Corp. 144A
Ser. 04-R2, Class PT, 9.087s, 2034	17,539	16,429
PNC Mortgage
Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	187,000	164,560
Ser. 00-C2, Class J, 6.22s, 2033	49,000	30,870
Residential Asset Mortgage
Products, Inc. Ser. 02-SL1,
Class AI3, 7s, 2032	63,573	63,474
Residential Asset Securitization Trust
IFB Ser. 07-A3, Class 2A2, IO,
6.219s, 2037	735,554	49,650
Ser. 07-A5, Class 2A3, 6s, 2037	377,349	207,542

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

Principal amount		Value

Residential Funding Mortgage
Securities I Ser. 04-S5,
Class 2A1, 4 1/2s, 2019	$157,656	$151,645
Saco I Trust FRB Ser. 05-10,
Class 1A1, 0.731s, 2033	53,954	19,154
Salomon Brothers Mortgage
Securities VII 144A Ser. 02-KEY2,
Class X1, IO, 0.66s, 2036	1,142,887	41,144
Structured Adjustable
Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2,
6 1/4s, 2037	576,102	282,290
FRB Ser. 06-9, Class 1A1,
5.691s, 2036	97,006	48,248
Ser. 04-8, Class 1A3, 5.339s, 2034	2,605	1,221
FRB Ser. 05-18, Class 6A1,
5.256s, 2035	86,941	54,773
Ser. 05-9, Class AX, IO, 1.462s, 2035	861,589	12,924
Structured Adjustable Rate
Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.821s, 2034	41,615	25,385
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO,
5.779s, 2037	2,190,152	147,835
Ser. 07-4, Class 1A4, IO, 1s, 2037	2,385,144	80,707
Structured Asset Securities Corp.
144A Ser. 08-RF1, Class AI, IO,
3.687s, 2037	1,971,711	78,868
Wachovia Bank Commercial
Mortgage Trust
FRB Ser. 07-C33, Class A3,
5.902s, 2051	249,000	164,053
Ser. 07-C30, Class A3, 5.246s, 2043	277,000	207,041
Ser. 04-C15, Class A4, 4.803s, 2041	147,000	117,999
Ser. 06-C28, Class XC, IO,
0.38s, 2048	1,417,568	18,187
Ser. 07-C34, IO, 0.356s, 2046	1,633,951	25,539
Wachovia Bank Commercial Mortgage
Trust 144A
Ser. 03-C3, Class IOI, IO,
0.416s, 2035	729,922	14,320
Ser. 05-C18, Class XC, IO,
0.115s, 2042	3,719,146	22,352
Ser. 06-C27, Class XC, IO,
0.078s, 2045	2,754,340	13,551
Ser. 06-C23, Class XC, IO,
0.055s, 2045	2,888,370	8,607
Ser. 06-C26, Class XC, IO,
0.039s, 2045	1,705,356	3,138
WAMU Commercial
Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2036	10,000	1,946
Ser. 06-SL1, Class X, IO, 0.936s, 2043	358,799	9,124
WAMU Mortgage Pass-Through
Certificates FRB Ser. 04-AR1,
Class A, 4.229s, 2034	26,139	18,297

45

Putnam VT Global Asset Allocation Fund

COLLATERALIZED MORTGAGE OBLIGATIONS (14.0%)* continued

	Principal amount	Value

WAMU Mortgage Pass-Through
Certificates 144A Ser. 04-RP1,
Class 1S, IO, 4.421s, 2034	$758,848	$58,807
Wells Fargo Mortgage
Backed Securities Trust
Ser. 06-AR10, Class 3A1,
4.818s, 2036	100,649	53,517
Ser. 05-AR2, Class 2A1, 4.552s, 2035	53,467	37,975
Ser. 04-R, Class 2A1, 4.368s, 2034	51,569	39,505
Ser. 05-AR12, Class 2A5,
4.359s, 2035	855,000	392,365

Total collateralized mortgage obligations
(cost $32,301,869)		$27,835,821

PURCHASED OPTIONS OUTSTANDING (3.5%)*

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with
Deutsche Bank for
the right to receive
a fixed rate of 5.385%
versus the three month
USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	$4,868,000	$1,189,691
Option on an interest
rate swap with
Deutsche Bank for
the right to pay a
fixed rate of 5.385%
versus the three
month USD-LIBOR-BBA
maturing April 16, 2019.	Apr-09/5.385	4,868,000	1,558
Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.325% versus
the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	4,669,000	1,307
Option on an interest
rate swap with Goldman
Sachs International for
the right to receive a
fixed rate of 5.325%
versus the three month
USD-LIBOR-BBA
maturing April 08, 2019.	Apr-09/5.325	4,669,000	1,118,786
Option on an interest
rate swap with Goldman
Sachs International for the
right to receive a fixed
rate of 5.355% versus
the three month USD-
LIBOR-BBA maturing
November 12, 2019.	Nov-09/5.355	7,480,000	1,713,070

PURCHASED OPTIONS OUTSTANDING (3.5%)* continued

	Expiration date/	Contract
	strike price	amount	Value

Option on an interest
rate swap with Goldman
Sachs International for
the right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	$7,480,000	$21,692
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a
fixed rate of 5.315%
versus the three
month USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	4,669,000	1,114,677
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed
rate of 5.315% versus
the three month
USD-LIBOR-BBA
maturing on
April 08, 2019.	Apr-09/5.315	4,669,000	1,354
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to receive a
fixed rate of 5.355%
versus the three
month USD-LIBOR-BBA
maturing on
November 12, 2019.	Nov-09/5.355	7,480,000	1,713,070
Option on an interest
rate swap with JPMorgan
Chase Bank, N.A. for the
right to pay a fixed
rate of 5.355% versus
the three month
USD-LIBOR-BBA
maturing
November 12, 2019.	Nov-09/5.355	7,480,000	21,692

Total purchased options outstanding (cost $1,891,492)			$6,896,897

ASSET-BACKED SECURITIES (3.2%)*

	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C,
0.621s, 2036	$62,000	$30,380
FRB Ser. 06-HE3, Class A2C,
0.621s, 2036	75,000	26,160

46

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued

	Principal amount	Value

Ace Securities Corp. 144A
Ser. 03-MH1, Class M2, 6 1/2s, 2030	$29,199	$16,598
Aegis Asset Backed Securities
Trust 144A Ser. 04-6N,
Class Note, 4 3/4s, 2035	2,980	—
AFC Home Equity Loan Trust
Ser. 99-2, Class 1A, 0.881s, 2029	115,866	46,958
American Express Credit Account
Master Trust 144A Ser. 04-C,
Class C, 1.695s, 2012	13,650	11,771
Ameriquest Mortgage
Securities, Inc. FRB Ser. 06-R1,
Class M10, 2.971s, 2036	54,000	961
Argent Securities, Inc. FRB
Ser. 06-W4, Class A2C,
0.631s, 2036	133,000	58,520
Asset Backed Funding Certificates
FRB Ser. 05-WMC1, Class M1,
0.911s, 2035	60,000	36,600
Asset Backed Funding Corp. NIM
Trust 144A FRB Ser. 05-OPT1,
Class B1, 2.971s, 2035	3,910	18
Asset Backed Securities Corp. Home
Equity Loan Trust
FRB Ser. 06-HE2, Class A3,
0.661s, 2036	24,038	14,519
FRB Ser. 06-HE4, Class A5,
0.631s, 2036	92,104	53,420
FRB Ser. 06-HE7, Class A4,
0.611s, 036	42,000	16,030
BankAmerica Manufactured Housing
Contract Trust Ser. 97-2,
Class M, 6.9s, 2028	52,000	41,600
Bay View Auto Trust Ser. 05-LJ2,
Class D, 5.27s, 2014	39,000	36,051
Bayview Financial
Acquisition Trust
Ser. 04-B, Class A1, 1.471s, 2039	231,487	162,249
FRB Ser. 04-D, Class A, 0.861s, 2044	47,141	38,963
Bayview Financial Asset Trust 144A
FRB Ser. 03-SSRA, Class M,
1.821s, 2038	22,661	13,823
FRB Ser. 03-SSRA, Class A,
1.171s, 2038	22,661	15,863
FRB Ser. 04-SSRA, Class A1,
1.071s, 2039	31,284	19,083
Bear Stearns Asset Backed
Securities, Inc.
FRB Ser. 03-3, Class A2, 1.061s, 2043	69,353	56,700
FRB Ser. 03-1, Class A1, 0.971s, 2042	59,528	41,669
FRB Ser. 05-3, Class A1, 0.921s, 2035	35,297	31,773
Bombardier Capital Mortgage
Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030	278,283	115,319
Ser. 00-A, Class A2, 7.575s, 2030	48,626	19,851

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Bombardier Capital Mortgage
Securitization Corp.
Ser. 99-B, Class A-5, 7.44s, 2020	$182,486	$72,994
Ser. 99-B, Class A3, 7.18s, 2015	185,038	71,491
Ser. 99-B, Class A2, 6.975s, 2012	6,381	2,655
Conseco Finance
Securitizations Corp.
Ser. 02-2, Class A, IO, 8 1/2s, 2033	89,698	8,526
Ser. 00-4, Class A6, 8.31s, 2032	442,766	225,810
Ser. 00-5, Class A7, 8.2s, 2032	123,000	65,190
Ser. 00-5, Class A6, 7.96s, 2032	290,535	159,794
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	33,838
Ser. 02-2, Class M1, 7.424s, 2033	32,000	13,857
Ser. 01-4, Class A4, 7.36s, 2033	208,878	126,371
Ser. 00-6, Class A5, 7.27s, 2031	62,150	37,912
Ser. 01-1, Class A5, 6.99s, 2032	717,042	446,359
Ser. 01-3, Class A4, 6.91s, 2033	79,094	51,082
Ser. 02-1, Class A, 6.681s, 2033	105,634	84,905
FRB Ser. 02-1, Class M1A, 3.95s, 2033	356,000	107,739
Countrywide Asset Backed
Certificates FRB Ser. 04-6,
Class 2A5, 0.861s, 2034	50,875	37,139
DB Master Finance, LLC 144A
Ser. 06-1, Class M1, 8.285s, 2031	100,000	64,472
Fieldstone Mortgage
Investment Corp. FRB Ser. 05-1,
Class M3, 1.011s, 2035	32,000	29,652
First Franklin Mortgage Loan Asset
Backed Certificates FRB
Ser. 06-FF7, Class 2A3, 0.621s, 2036	97,000	38,955
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.801s, 2036	137,000	82,200
FRB Ser. 06-2, Class 2A3, 0.641s, 2036	230,000	128,800
GE Corporate Aircraft
Financing, LLC 144A Ser. 04-1A,
Class B, 1.321s, 2018	10,300	8,498
GEBL 144A
Ser. 04-2, Class D, 3.945s, 2032	66,319	6,632
Ser. 04-2, Class C, 2.045s, 2032	66,319	30,672
Granite Mortgages PLC FRB
Ser. 03-3, Class 1C, 5.953s, 2044
(United Kingdom) (F)	45,153	44,859
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	80,846	47,699
Ser. 96-5, Class M1, 8.05s, 2027	33,057	15,852
Ser. 96-6, Class M1, 7.95s, 2027	173,000	84,023
Ser. 99-5, Class A5, 7.86s, 2030	423,121	246,938
Ser. 97-2, Class A7, 7.62s, 2028	9,846	8,069
Ser. 96-2, Class M1, 7.6s, 2026	98,000	50,475
Ser. 97-6, Class A9, 7.55s, 2029	29,084	22,898
Ser. 97-4, Class A7, 7.36s, 2029	50,290	41,433
Ser. 96-10, Class M1, 7.24s, 2028	63,000	32,053
Ser. 97-6, Class M1, 7.21s, 2029	73,000	30,620

47

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued

Principal amount		Value

Green Tree Financial Corp.
Ser. 97-3, Class A5, 7.14s, 2028	$13,323	$10,511
Ser. 97-6, Class A8, 7.07s, 2029	9,127	7,746
Ser. 98-4, Class A7, 6.87s, 2030	18,351	12,088
Ser. 97-7, Class A8, 6.86s, 2029	31,237	26,286
Ser. 93-3, Class B, 6.85s, 2018	11,323	5,680
Ser. 99-3, Class A7, 6.74s, 2031	18,514	14,708
Ser. 98-6, Class A7, 6.45s, 2030	10,270	9,566
Ser. 99-2, Class A7, 6.44s, 2030	67,790	40,884
Ser. 98-7, Class M1, 6.4s, 2030	20,000	6,756
Greenpoint
Manufactured Housing
Ser. 00-3, Class IA, 8.45s, 2031	628,291	371,890
Ser. 99-5, Class A4, 7.59s, 2028	62,624	53,000
GS Auto Loan Trust 144A Ser. 04-1,
Class D, 5s, 2011	56,727	44,530
GSAMP Trust FRB Ser. 06-HE5,
Class A2C, 0.621s, 2036	342,000	161,116
High Income Trust Securities 144A
FRB Ser. 03-1A, Class A, 2.888s,
2036 (Cayman Islands)	95,448	35,793
Home Equity Asset Trust FRB
Ser. 06-1, Class 2A4, 0.801s, 2036	69,000	33,465
Lehman ABS Manufactured Housing
Contract Ser. 01-B, Class M1,
6.63s, 2028	10,000	2,740
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037	660,167	277,270
IFB Ser. 07-3, Class 4B, IO,
6.219s, 2037	251,414	19,111
LNR CDO, Ltd. 144A FRB Ser. 03-1A,
Class EFL, 3.474s, 2036
(Cayman Islands)	120,000	12,000
Local Insight Media Finance, LLC
Ser. 07-1W, Class A1, 5.53s, 2012 (F)	292,854	190,355
Long Beach Mortgage
Loan Trust
FRB Ser. 06-4, Class 2A4,
0.731s, 2036	66,000	22,216
FRB Ser. 06-1, Class 2A3,
0.661s, 2036	102,502	50,226
Marriott Vacation Club
Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	13,220	9,942
FRB Ser. 02-1A, Class A1, 1.208s, 2024	12,990	11,142
Mid-State Trust Ser. 11, Class B,
8.221s, 2038	36,225	22,510
Navistar Financial Corp. Owner Trust
Ser. 05-A, Class C, 4.84s, 2014	8,622	7,724
Ser. 04-B, Class C, 3.93s, 2012	5,036	4,238
New Century Home Equity Loan Trust
Ser. 03-5, Class AI7, 5.15s, 2033	60,706	48,565

ASSET-BACKED SECURITIES (3.2%)* continued

	Principal amount	Value

Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C,
0.631s, 2036	$82,000	$47,970
FRB Ser. 06-2, Class A2C,
0.621s, 036	82,000	34,932
Oakwood Mortgage
Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	59,083	33,121
Ser. 95-B, Class B1, 7.55s, 2021	24,594	13,998
Ser. 00-D, Class A3, 6.99s, 2022	9,215	8,163
Ser. 98-A, Class M, 6.825s, 2028	31,000	14,319
Ser. 01-E, Class A4, 6.81s, 2031	115,169	67,548
Ser. 99-B, Class A3, 6.45s, 2017	36,763	21,468
Ser. 01-E, Class A, IO, 6s, 2009	115,756	4,898
Ser. 01-D, Class A3, 5.9s, 2022	82,613	42,071
Ser. 02-C, Class A1, 5.41s, 2032	165,687	87,814
Oakwood Mortgage Investors, Inc.
144A Ser. 01-B, Class A4, 7.21s, 2030	56,318	35,300
Option One Mortgage Loan Trust FRB
Ser. 05-4, Class M11, 2.971s, 2035	10,000	135
Origen Manufactured Housing
Ser. 04-B, Class A2, 3.79s, 2017	3,079	2,984
People’s Financial Realty Mortgage
Securities Trust FRB Ser. 06-1,
Class 1A2, 0.601s, 2036	128,000	44,800
Permanent Financing PLC FRB
Ser. 4, Class 3C, 2.989s, 2042
(United Kingdom)	110,000	107,847
Pillar Funding PLC 144A
FRB Ser. 04-1A, Class C1, 2.996s,
2011 (United Kingdom)	116,000	103,882
FRB Ser. 04-2A, Class C, 2.876s,
2011 (United Kingdom)	100,000	84,000
Residential Asset Mortgage
Products, Inc.
FRB Ser. 06-NC3, Class A2,
0.661s, 2036	95,029	69,124
FRB Ser. 07-RZ1, Class A2,
0.631s, 2037	114,000	50,582
Residential Asset Securities Corp.
144A Ser. 04-NT, Class Note,
4 1/2s, 2034 (In default) †	4,095	20
Securitized Asset Backed
Receivables, LLC FRB Ser. 07-NC2,
Class A2B, 0.611s, 2037	107,000	47,080
SG Mortgage Securities Trust FRB
Ser. 06-OPT2, Class A3D, PO,
0.681s, 2036	139,000	44,480
Soundview Home Equity
Loan Trust
FRB Ser. 06-OPT3, Class 2A3,
0.641s, 2036	66,000	29,040
FRB Ser. 06-3, Class A3,
0.631s, 2036	344,000	197,938

48

Putnam VT Global Asset Allocation Fund

ASSET-BACKED SECURITIES (3.2%)* continued

	Principal amount	Value

Soundview Home Equity Loan Trust
144A FRB Ser. 05-CTX1, Class B1,
2.971s, 2035	$23,993	$240
Structured Asset Investment Loan
Trust FRB Ser. 06-BNC2, Class A6,
0.731s, 2036	66,000	5,709
Structured Asset Receivables Trust
144A FRB Ser. 05-1, 4.919s, 2015	242,210	163,540
TIAA Real Estate CDO, Ltd. 144A
FRB Ser. 02-1A, Class III, 7.6s, 2037	100,000	25,000

Total asset-backed securities (cost $11,076,419)		$6,365,402

SENIOR LOANS (0.8%)* (c)

	Principal amount	Value

Basic materials (0.1%)
Aleris International, Inc. bank
term loan FRN Ser. B, 2.567s, 2013	$6,163	$2,447
Graphic Packaging Corp. bank term
loan FRN Ser. C, 6.714s, 2014	68,966	50,897
Huntsman International, LLC bank
term loan FRN Ser. B, 2.221s, 2012	260,000	158,817
NewPage Holding Corp. bank term
loan FRN 5.314s, 2014	13,820	8,697
		220,858

Capital goods (0.1%)
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN 3.662s, 2014	10,128	5,216
Hawker Beechcraft
Acquisition Co., LLC bank term
loan FRN Ser. B, 5.762s, 2014	195,885	100,881
Polypore, Inc. bank term loan FRN
Ser. B, 3.93s, 2014	17,864	10,361
Sequa Corp. bank term loan FRN
4.78s, 2014	24,636	13,427
Transdigm, Inc. bank term loan FRN
3.498s, 2013	5,000	3,950
Wesco Aircraft Hardware Corp. bank
term loan FRN 3.69s, 2013	18,000	13,440
		147,275

Communication services (0.2%)
Alltel Communications, Inc. bank
term loan FRN Ser. B2, 4.371s, 2015	129,020	126,472
Alltel Communications, Inc. bank
term loan FRN Ser. B3, 3.939s, 2015	133,982	131,470
Charter Communications
Operating, LLC bank term loan FRN
8.77s, 2014	49,625	38,997
Cricket Communications, Inc. bank
term loan FRN Ser. B, 7.262s, 2013	17,817	14,763
Fairpoint Communications, Inc.
bank term loan FRN Ser. B,
6.563s, 2015	100,000	62,250

SENIOR LOANS (0.8%)* (c) continued

	Principal amount	Value

Communication services continued
Intelsat Corp. bank term loan FRN
Ser. B2, 6.65s, 2011	$4,734	$3,571
Intelsat Corp. bank term loan FRN
Ser. B2-A, 6.65s, 2013	4,735	3,571
Intelsat Corp. bank term loan FRN
Ser. B2-C, 6.65s, 2013	4,734	3,571
Intelsat, Ltd. bank term loan FRN
6.883s, 2014 (Bermuda)	85,000	55,250
Level 3 Communications, Inc. bank
term loan FRN 7s, 2014	18,000	10,778
MetroPCS Wireless, Inc. bank term
loan FRN 4.843s, 2013	7,100	5,673
PAETEC Holding Corp. bank term
loan FRN Ser. B1, 3.936s, 2013	17,462	10,448
Time Warner Telecom, Inc. bank
term loan FRN Ser. B, 3.691s, 2013	13,084	10,108
West Corp. bank term loan FRN
3.468s, 2013	17,864	10,929
		487,851

Consumer cyclicals (0.2%)
Affinion Group, Inc. bank term
loan FRN Ser. B, 4.644s, 2013	18,000	12,240
Allison Transmission bank term
loan FRN Ser. B, 4.581s, 2014	17,574	9,716
Cinemark USA, Inc. bank term loan
FRN 3.58s, 2013	41,024	29,391
Dana Corp. bank term loan FRN
6.353s, 2015	15,937	7,510
Dex Media West, LLC/Dex Media
Finance Co. bank term loan FRN
Ser. B, 7.538s, 2014	50,000	20,000
DirecTV Holdings, LLC bank term
loan FRN 5 1/4s, 2013	59,700	52,810
Goodman Global Holdings, Inc. bank
term loan FRN Ser. B, 7.708s, 2011	191,405	139,726
Goodyear Tire & Rubber Co. (The)
bank term loan FRN 2.22s, 2010	18,000	11,295
Harrah’s Operating Co., Inc. bank
term loan FRN Ser. B2, 6.536s, 2015	17,865	10,327
Idearc, Inc. bank term loan FRN
Ser. B, 5.67s, 2014	17,818	5,435
Lear Corp bank term loan FRN
4.584s, 2013	17,891	7,863
National Bedding Co. bank term
loan FRN 3.752s, 2011	7,939	4,466
Navistar Financial Corp. bank term
loan FRN 4.358s, 2012	4,800	2,624
Navistar International Corp. bank
term loan FRN 3.721s, 2012	13,200	7,216
Tropicana Entertainment bank term
loan FRN Ser. B, 4 1/2s, 2011	145,000	33,108
Univision Communications, Inc.
bank term loan FRN Ser. B,
3.686s, 2014	18,000	7,170

49

Putnam VT Global Asset Allocation Fund

SENIOR LOANS (0.8%)* (c) continued

	Principal amount	Value

Consumer cyclicals continued
Visteon Corp. bank term loan FRN
Ser. B1, 6.1s, 2013	$95,000	$22,642
Yankee Candle Co., Inc. bank term
loan FRN 3.404s, 2014	11,000	5,511
		389,050

Consumer staples (—%)
Pinnacle Foods Holding Corp. bank
term loan FRN Ser. B, 6.126s, 2014	17,819	12,099
Spectrum Brands, Inc. bank term
loan FRN 1.751s, 2013	1,149	620
Spectrum Brands, Inc. bank term
loan FRN Ser. B1, 6.571s, 2013	16,679	9,007
Ticketmaster bank term loan FRN
Ser. B, 6.64s, 2014	65,000	44,200
		65,926

Energy (—%)
Quicksilver Resources, Inc. bank
term loan FRN 7 3/4s, 2013	56,109	36,190
		36,190

Financials (—%)
General Growth Properties, Inc.
bank term loan FRN Ser. A, 2.98s,
2010 (R)	20,000	5,786
		5,786

Health care (—%)
Health Management Associates, Inc.
bank term loan FRN 5.512s, 2014	17,014	10,403
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
7.62s, 2014	1,151	816
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. B, 3.431s, 2014	12,408	8,802
IASIS Healthcare, LLC/IASIS
Capital Corp. bank term loan FRN
Ser. DD, 3.431s, 2014	4,294	3,046
Sun Healthcare Group, Inc. bank
term loan FRN 3.662s, 2014	3,001	1,996
Sun Healthcare Group, Inc. bank
term loan FRN Ser. B, 4.823s, 2014	18,801	12,503
Sun Healthcare Group, Inc. bank
term loan FRN Ser. DD, 4.955s, 2014	1,779	1,183
		38,749

Technology (0.1%)
First Data Corp. bank term loan
FRN Ser. B1, 3.416s, 2014	17,820	11,398
First Data Corp. bank term loan
FRN Ser. B3, 3.416s, 2014	124,058	79,353
Travelport bank term loan FRN
Ser. B, 6.012s, 2013	7,191	3,052
Travelport bank term loan FRN
Ser. DD, 3.686s, 2013	10,701	4,583
		98,386

SENIOR LOANS (0.8%)* (c) continued

	Principal amount	Value

Transportation (0.1%)
Ceva Group PLC bank term loan FRN
9.458s, 2015 (Netherlands) (F)	$465,000	$172,050
		172,050

Utilities and power (—%)
Energy Future Holdings Corp. bank
term loan FRN Ser. B2, 5.603s, 2014	17,865	12,349
		12,349

Total senior loans (cost $2,595,933)		$1,674,470

COMMODITY LINKED NOTES (0.5%)*

	Principal amount	Value

UBS AG 144A Total Return
Notes zero % (Indexed to the UBS
Bloomberg Constant Maturity
Commodity Index) (United Kingdom)	$1,485,000	$944,586

Total commodity linked notes (cost $1,485,000)		$944,586

INVESTMENT COMPANIES (0.2%)*

	Shares	Value

Harris & Harris Group, Inc. †	9,005	$35,570
iShares MSCI EAFE Index Fund	4,799	215,331
iShares Russell 2000 Growth Index Fund	504	25,633
iShares Russell 2000 Value Index Fund	3,300	162,261

Total investment companies (cost $532,464)		$438,795

FOREIGN GOVERNMENT BONDS AND NOTES (0.2%)*

	Principal amount		Value

Brazil (Federal Republic of )
notes zero %, 2012	BRL	853	$364,467

Total foreign government bonds and notes (cost $519,340)			$364,467

MUNICIPAL BONDS AND NOTES (—%)*

		Principal
	Rating**	amount	Value

MI Tobacco Settlement
Fin. Auth. Rev.
Bonds, Ser. A,
7.309s, 6/1/34	Baa3	$45,000	$26,168
Tobacco Settlement
Fin. Auth. of WVA
Rev. Bonds, Ser. A,
7.467s, 6/1/47	Baa3	100,000	57,311

Total municipal bonds and notes (cost $144,995)			$83,479

50

Putnam VT Global Asset Allocation Fund

WARRANTS (—%)* †

	Expiration	Strike
	date	price	Warrants	Value

Baoshan Iron &
Steel Co. 144A
(China)	12/23/09	$0.00	37,900	$25,776
Vertis Holdings,
Inc. (F)	10/18/15	0.01	22	—

Total warrants (cost $28,213)				$25,776

PREFERRED STOCKS (—%)*

	Shares	Value

GMAC Preferred Blocker, Inc. 144A
stepped-coupon 9% (7%, 1/17/09) pfd. †† (F)	43	$14,190

Total preferred stocks (cost $15,483)		$14,190

CONVERTIBLE PREFERRED STOCKS (—%)*

	Shares	Value

Lehman Brothers Holdings, Inc.
Ser. P, 7.25% cv. pfd. (In default)	140	$70

Total convertible preferred stocks (cost $131,961)		$70

SHORT-TERM INVESTMENTS (18.6%)*

Principal amount/shares		Value

Federated Prime Obligations Fund	26,434,255	$26,434,255
U.S. Treasury Bill for an
effective yield of 0.62%,
November 19, 2009 #	$8,757,000	8,708,046
U.S. Treasury Cash Management
Bill for an effective yield of 0.88%,
May 15, 2009 #	1,990,000	1,983,485

Total short-term investments (cost $37,125,786)		$37,125,786

Total investments (cost $338,657,922)		$292,227,843

Key to holding’s currency abbreviations

AUD	Australian Dollar	EUR	Euro
BRL	Brazilian Real	MXN	Mexican Peso
CAD	Canadian Dollar	USD/$	United States Dollar

* Percentages indicated are based on net assets of $199,254,138.

** The Moody’s, Standard & Poor’s or Fitch ratings indicated are believed to be the most recent ratings available at December 31, 2008 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2008. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F." The rating of an insured security represents what is believed to be the most recent rating of the insurer’s claims-paying ability available at December 31, 2008 and does not reflect any subsequent changes. Ratings are not covered by the Report of Independent Registered Public Accounting Firm. Security ratings are defined in the Statement of Additional Information.

† Non-income-producing security.

† †  The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

‡‡ Income may be received in cash or additional securities at the discretion of the issuer.

# A portion of these securities were pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2008.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at December 31, 2008. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown (Notes 1 and 6).

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on the securities valuation inputs. On December 31, 2008, fair value pricing was also used for certain foreign securities in the portfolio (Note 1).

(R) Real Estate Investment Trust.

At December 31, 2008, liquid assets totaling $147,340,932 have been designated as collateral for open forward commitments, swap contracts, forward contracts and futures contracts.

Debt obligations are considered secured unless otherwise indicated. 144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding stands for American Depository Receipts, American Depository Shares, Swedish Depository Receipts, Global Depository Receipts or Global Depository Shares, respectively, representing ownership of foreign securities on deposit with a custodian bank.

TBA after the name of a security represents to be announced securities (Note 1).

The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes (FRN) are the current interest rates at December 31, 2008.

The dates shown on debt obligations are the original maturity dates.

Inverse Floating Rate Bonds (IFB) are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at December 31, 2008.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of issue at December 31, 2008
(as a percentage of Portfolio Value):
United States	86.1%
Japan	2.7
United Kingdom	2.6
France	1.1
Netherlands	0.8
Switzerland	0.8
Canada	0.8
Italy	0.7
Australia	0.5
Germany	0.5
Other	3.4

Total	100.0%

51

Putnam VT Global Asset Allocation Fund

FORWARD CURRENCY CONTRACTS TO BUY at 12/31/08
(aggregate face value $33,687,055)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,410,825	$4,578,715	1/21/09	$(167,890)
Brazilian Real	190,906	196,343	1/21/09	(5,437)
British Pound	4,730,376	4,735,362	1/21/09	(4,986)
Canadian Dollar	985,467	1,030,816	1/21/09	(45,349)
Chilean Peso	287,002	276,889	1/21/09	10,113
Danish Krone	320,425	292,845	1/21/09	27,580
Euro	14,722,148	13,638,852	1/21/09	1,083,296
Hungarian Forint	132,630	123,482	1/21/09	9,148
Japanese Yen	3,653,244	3,644,574	1/21/09	8,670
Mexican Peso	168,416	202,006	1/21/09	(33,590)
Norwegian Krone	1,654,019	1,625,026	1/21/09	28,993
Polish Zloty	101,196	100,707	1/21/09	489
Singapore Dollar	561,683	561,241	1/21/09	442
South African Rand	12,115	11,231	1/21/09	884
South Korean Won	96,258	84,975	1/21/09	11,283
Swedish Krona	854,041	830,776	1/21/09	23,265
Swiss Franc	1,578,866	1,405,236	1/21/09	173,630
Taiwan Dollar	324,417	316,651	1/21/09	7,766
Turkish Lira (New)	32,313	31,328	1/21/09	985

Total				$1,129,292

FORWARD CURRENCY CONTRACTS TO SELL at 12/31/08
(aggregate face value $50,576,256)

				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$4,700,410	$4,877,750	1/21/09	$177,340
Brazilian Real	1,195,719	1,188,821	1/21/09	(6,898)
British Pound	7,094,069	7,147,018	1/21/09	52,949
Canadian Dollar	3,269,708	3,521,230	1/21/09	251,522
Czech Koruna	396,557	375,992	1/21/09	(20,565)
Euro	21,370,083	19,693,984	1/21/09	(1,676,099)
Hong Kong Dollar	105,875	105,893	1/21/09	18
Hungarian Forint	351,144	319,645	1/21/09	(31,499)
Japanese Yen	3,195,244	3,129,307	1/21/09	(65,937)
Mexican Peso	85,528	88,862	1/21/09	3,334
New Zealand Dollar 733,088		803,774	1/21/09	70,686
Norwegian Krone	2,474,049	2,428,017	1/21/09	(46,032)
Polish Zloty	106,645	103,983	1/21/09	(2,662)
Singapore Dollar	1,287,755	1,210,732	1/21/09	(77,023)
South African Rand	407,145	373,641	1/21/09	(33,504)
South Korean Won	195,577	171,855	1/21/09	(23,722)
Swedish Krona	2,483,973	2,409,805	1/21/09	(74,168)
Swiss Franc	2,650,203	2,372,002	1/21/09	(278,201)
Taiwan Dollar	136,748	133,297	1/21/09	(3,451)
Turkish Lira (New)	124,849	120,648	1/21/09	(4,201)

Total				$(1,788,113)

FUTURES CONTRACTS OUTSTANDING at 12/31/08

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

Amsterdam
Exchanges index
(Short)	8	$550,208	Jan-09	$(7,736)
Australian
Government
Treasury Bond
10 yr (Long)	1	510,147	Mar-09	1,750
Canadian
Government Bond
10 yr (Long)	31	3,237,137	Mar-09	(110)
DAX Index (Short)	3	506,136	Mar-09	(8,281)
Dow Jones Euro
Stoxx 50 Index (Short)	298	10,191,466	Mar-09	(40,923)
Euro-Bobl 5 yr (Long)	6	973,305	Mar-09	7,307
Euro-Bund 10 yr
(Long)	38	6,622,038	Mar-09	22,622
Euro-CAC 40 Index
(Short)	9	404,657	Jan-09	(6,654)
Euro-Dollar 90 day
(Short)	8	1,977,400	Jun-09	(33,609)
Euro-Dollar 90 day
(Short)	27	6,665,288	Sep-09	(119,224)
Euro-Dollar 90 day
(Short)	43	10,597,888	Dec-09	(193,539)
Euro-Dollar 90 day
(Short)	2	492,350	Mar-10	(10,755)
Hang Seng Index
(Long)	6	557,620	Jan-09	(4,666)
IBEX 35 Index
(Short)	1	127,208	Jan-09	(844)
Japanese
Government Bond
10 yr (Long)	8	12,338,580	Mar-09	68,503
Japanese
Government Bond
10 yr Mini (Long)	5	769,125	Mar-09	(2,003)
New Financial Times
Stock Exchange
100 Index (Long)	103	6,594,447	Mar-09	144,998
New Financial Times
Stock Exchange
100 Index (Short)	42	2,688,998	Mar-09	(81,267)
OMXS 30 Index
(Long)	2	16,829	Jan-09	(38)
OMXS 30 Index
(Short)	87	732,063	Jan-09	4,111
Russell 2000 Mini
(Long)	39	1,925,430	Mar-09	85,579
Russell 2000 Mini
(Short)	60	2,962,200	Mar-09	(144,236)
S&P 500 Index
(Long)	4	900,100	Mar-09	4,935
S&P 500 Index
E-Mini (Long)	405	18,225,000	Mar-09	166,005

52

Putnam VT Global Asset Allocation Fund

FUTURES CONTRACTS OUTSTANDING at 12/31/08 continued

				Unrealized
Number of			Expiration	appreciation/
contracts		Value	date	(depreciation)

S&P 500 Index
E-Mini (Short)	76	$3,420,000	Mar-09	$(50,603)
S&P Mid Cap 400
Index E-Mini (Long)	60	3,223,200	Mar-09	190,279
S&P Mid Cap 400
Index E-Mini (Short)	6	322,320	Mar-09	(13,227)
S&P/MIB Index (Long)	1	135,556	Mar-09	73
S&P/Toronto Stock
Exchange 60 Index (Long)	9	800,577	Mar-09	20,148
SGX MSCI Singapore
Index (Short)	10	304,842	Jan-09	(9,934)
SPI 200 Index (Long)	25	1,658,776	Mar-09	87,154
SPI 200 Index (Short)	12	796,212	Mar-09	(41,910)
Tokyo Price Index (Short)	86	8,159,824	Mar-09	(306,508)
U.K. Gilt 10 yr (Long)	4	720,275	Mar-09	44,384
U.K. Gilt 10 yr (Short)	17	3,061,167	Mar-09	(162,334)
U.S. Treasury Bond
20 yr (Short)	7	966,328	Mar-09	(175)
U.S. Treasury Note
2 yr (Long)	77	16,790,813	Mar-09	115,561
U.S. Treasury Note
2 yr (Short)	42	9,158,625	Mar-09	(104,334)
U.S. Treasury Note
5 yr (Long)	3	357,164	Mar-09	13,374
U.S. Treasury Note
5 yr (Short)	77	9,167,211	Mar-09	(281,165)
U.S. Treasury Note
10 yr (Long)	108	13,581,000	Mar-09	767,555
U.S. Treasury Note
10 yr (Short)	95	11,946,250	Mar-09	49,520

Total				$169,783

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $2,406,330)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 4.735% versus the three
month USD-LIBOR-BBA
maturing on May 19, 2019.	$6,186,000	May-09/4.735	$11,939

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 4.735% versus the three
month USD-LIBOR-BBA
maturing on May 19, 2019.	6,186,000	May-09/4.735	1,152,514

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	7,801,000	Feb-10/5.215	37,601

WRITTEN OPTIONS OUTSTANDING at 12/31/08
(premiums received $2,406,330) continued

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.215% versus the three
month USD-LIBOR-BBA
maturing on February 18, 2020.	$7,801,000	Feb-10/5.215	$1,655,449

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.08	1,100,639

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.08% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.08	31,098

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.22	26,937

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.22% versus the three
month USD-LIBOR-BBA
maturing on February 24, 2020.	5,475,000	Feb-10/5.22	1,162,562

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to pay a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,966,000	May-12/5.51	404,996

Option on an interest rate swap
with JPMorgan Chase Bank, N.A.
for the obligation to receive a fixed
rate of 5.51% versus the three
month USD-LIBOR-BBA
maturing on May 14, 2022.	1,966,000	May-12/5.51	27,662

Total			$5,611,397

TBA SALE COMMITMENTS OUTSTANDING at 12/31/08
(proceeds receivable $14,207,812)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, January 1, 2039	$1,000,000	1/13/09	$1,014,688
FNMA, 5s, January 1, 2039	4,000,000	1/13/09	4,087,500
FNMA, 5 1/2s, January 1, 2039	9,000,000	1/13/09	9,233,437

Total			$14,335,625

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
	$4,261,000		$—	5/23/10	3 month USD-LIBOR-BBA	3.155%	$108,527

	1,000,000		—	7/18/13	4.14688%	3 month USD-LIBOR-BBA	(99,276)

	1,000,000		—	7/29/18	3 month USD-LIBOR-BBA	4.75%	202,020

	2,672,000		—	8/26/18	3 month USD-LIBOR-BBA	4.54375%	494,876

	20,731,000		—	9/10/10	3 month USD-LIBOR-BBA	3.22969%	789,649

	13,516,000		—	9/18/38	4.36125%	3 month USD-LIBOR-BBA	(4,519,744)

	28,048,000		—	9/18/10	3 month USD-LIBOR-BBA	2.86667%	890,619

	2,000,000		—	9/19/18	3 month USD-LIBOR-BBA	4.07%	285,664

	494,000		1,542	10/1/18	3 month USD-LIBOR-BBA	4.30%	77,143

	2,845,000		(11,988)	10/8/38	3 month USD-LIBOR-BBA	4.30%	871,520

	5,377,000		2,030	10/20/18	3 month USD-LIBOR-BBA	4.60%	955,545

	14,559,000		(13,235)	10/20/10	3.00%	3 month USD-LIBOR-BBA	(350,472)

	1,375,000		—	5/8/28	4.95%	3 month USD-LIBOR-BBA	(444,653)

Barclays Bank PLC
	36,755,000		—	12/9/10	3 month USD-LIBOR-BBA	2.005%	335,533

	5,954,000		—	12/9/20	3 month USD-LIBOR-BBA	2.91875%	139,248

	30,613,000		—	12/17/13	2.42875%	3 month USD-LIBOR-BBA	(423,219)

Citibank, N.A.
	4,000,000		—	7/21/18	4.80625%	3 month USD-LIBOR-BBA	(814,597)

MXN	7,010,000	(F)	—	7/18/13	1 month MXN-TIIE-BANXICO	9.175%	22,653

MXN	2,105,000	(F)	—	7/22/13	1 month MXN-TIIE-BANXICO	9.21%	7,014

CAD	710,000		—	8/8/18	4.119%	3 month CAD-BA-CDOR	(89,462)

ZAR	3,740,000	(F)	—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(29,151)

ZAR	1,870,000	(F)	—	9/2/13	9.97%	3 month ZAR-JIBAR-SAFEX	(15,533)

AUD	800,000	(E)	—	9/11/18	6.1%	6 month AUD-BBR-BBSW	(34,155)

	$18,139,000		—	9/17/13	3 month USD-LIBOR-BBA	3.4975%	1,310,619

	20,724,000		—	9/18/38	4.45155%	3 month USD-LIBOR-BBA	(7,314,492)

	13,650,000		—	9/18/10	3 month USD-LIBOR-BBA	2.92486%	447,247

Credit Suisse International
	5,610,000		—	9/18/10	3 month USD-LIBOR-BBA	2.91916%	183,972

	5,149,000		—	9/23/10	3 month USD-LIBOR-BBA	3.32%	213,392

	18,283,000		—	10/9/10	3 month USD-LIBOR-BBA	2.81%	370,789

	7,950,000		7,558	10/31/18	4.35%	3 month USD-LIBOR-BBA	(1,245,289)

	1,952,000		—	11/6/15	3.97005%	3 month USD-LIBOR-BBA	(203,019)

	5,000,000		—	12/5/20	3 month USD-LIBOR-BBA	3.01%	165,065

	6,866,000		—	9/23/38	4.7375%	3 month USD-LIBOR-BBA	(2,830,180)

	11,480,000		122,703	12/10/38	3 month USD-LIBOR-BBA	2.69%	(64,292)

	1,000,000		—	12/11/18	2.9275%	3 month USD-LIBOR-BBA	(31,274)

Deutsche Bank AG
	1,932,000		—	9/23/38	4.75%	3 month USD-LIBOR-BBA	(801,328)

	3,239,000		—	10/17/18	4.585%	3 month USD-LIBOR-BBA	(569,187)

	48,984,000		—	10/24/10	3 month USD-LIBOR-BBA	2.604%	875,782

	195,000		—	11/21/18	3.75%	3 month USD-LIBOR-BBA	(20,581)

	4,345,000		(3,721)	11/21/10	3 month USD-LIBOR-BBA	2.25%	57,786

	40,857,000		—	11/25/13	3 month USD-LIBOR-BBA	2.95409%	1,592,469

	6,539,000		—	11/28/13	3 month USD-LIBOR-BBA	2.8725%	228,820

	16,852,000		—	12/5/13	2.590625%	3 month USD-LIBOR-BBA	(356,758)

54

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Deutsche Bank AG continued
	$13,783,000		$—	12/9/13	3 month USD-LIBOR-BBA	2.5225%	$245,408

	7,349,000		—	12/11/18	3 month USD-LIBOR-BBA	2.94%	237,969

	793,000		—	12/15/18	3 month USD-LIBOR-BBA	2.80776%	16,499

	1,871,000		—	12/16/28	3 month USD-LIBOR-BBA	2.845%	6,720

	11,468,000		—	12/17/23	3 month USD-LIBOR-BBA	2.81682%	17,153

	14,041,000		—	12/19/10	3 month USD-LIBOR-BBA	1.53429%	17,576

	1,281,000		—	12/24/13	2.165%	3 month USD-LIBOR-BBA	(2,530)

	5,838,000		—	12/30/13	2.15633%	3 month USD-LIBOR-BBA	(8,222)

Goldman Sachs International
	7,947,000		—	4/3/18	3 month USD-LIBOR-BBA	4.19%	1,102,624

	1,094,000		—	4/8/10	3 month USD-LIBOR-BBA	2.64%	13,554

	1,385,000		—	4/23/18	4.43%	3 month USD-LIBOR-BBA	(216,445)

	707,000		—	5/19/18	4.525%	3 month USD-LIBOR-BBA	(119,072)

	2,088,000		—	5/30/28	5.014%	3 month USD-LIBOR-BBA	(694,690)

EUR	3,800,000		—	10/13/13	4.38%	6 month
						EUR-EURIBOR-REUTERS	(224,665)

EUR	4,230,000		—	10/13/18	6 month
					EUR-EURIBOR-REUTERS	4.54%	339,753

EUR	1,010,000		—	10/13/38	4.18%	6 month
						EUR-EURIBOR-REUTERS	(145,353)

	$2,929,000		1,380	10/24/10	3 month USD-LIBOR-BBA	2.60%	53,660

EUR	2,115,000		—	10/27/18	4.32%	6 month
						EUR-EURIBOR-REUTERS	(120,136)

EUR	1,570,000		—	10/27/23	6 month
					EUR-EURIBOR-REUTERS	4.43%	114,060

EUR	7,490,000		—	10/31/10	6 month
					EUR-EURIBOR-REUTERS	3.715%	117,654

	$16,714,000		(103,457)	11/18/18	3 month USD-LIBOR-BBA	4.10%	2,152,529

	18,243,000		(66,472)	11/18/13	3 month USD-LIBOR-BBA	3.45%	1,074,598

	16,937,000		(4,659)	11/18/10	3 month USD-LIBOR-BBA	2.35%	266,136

JPMorgan Chase Bank, N.A.
	17,750,000		—	3/5/18	4.325%	3 month USD-LIBOR-BBA	(2,855,573)

	3,558,000		—	3/7/18	4.45%	3 month USD-LIBOR-BBA	(609,722)

	3,491,000		—	3/12/18	3 month USD-LIBOR-BBA	4.4525%	599,477

	860,000		—	3/11/38	5.0025%	3 month USD-LIBOR-BBA	(396,162)

	6,694,000		—	3/11/38	5.03%	3 month USD-LIBOR-BBA	(3,120,992)

	19,113,000		—	3/15/10	3 month USD-LIBOR-BBA	2.5%	381,657

	34,240,000		—	3/22/10	3 month USD-LIBOR-BBA	2.23%	586,151

	16,987,000		—	3/20/13	3 month USD-LIBOR-BBA	3.13%	923,819

	26,144,000		—	3/25/10	3 month USD-LIBOR-BBA	2.325%	492,496

	13,216,000		—	3/26/10	3 month USD-LIBOR-BBA	2.33375%	249,998

	4,245,000		—	4/8/13	3 month USD-LIBOR-BBA	3.58406%	264,591

	6,134,000		—	5/16/18	4.53%	3 month USD-LIBOR-BBA	(1,047,324)

	7,101,000		—	5/23/10	3 month USD-LIBOR-BBA	3.16%	181,324

	4,000,000		—	6/13/13	4.47%	3 month USD-LIBOR-BBA	(415,776)

	2,288,000		—	7/22/10	3 month USD-LIBOR-BBA	3.565%	92,299

MXN	7,010,000	(F)	—	7/19/13	1 month MXN-TIIE-BANXICO	9.235%	23,829

	$18,151,000		—	7/28/10	3 month USD-LIBOR-BBA	3.5141%	738,313

55

Putnam VT Global Asset Allocation Fund

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

			Upfront				Unrealized
Swap counterparty /			premium	Termination	Payments made by	Payments received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

JPMorgan Chase Bank, N.A. continued
AUD	4,020,000	(E)	$—	8/6/18	6 month AUD-BBR-BBSW	6.865%	$258,687

ZAR	2,400,000		—	8/27/13	9.86%	3 month ZAR-JIBAR-SAFEX	(18,755)

ZAR	1,200,000		—	9/8/13	9.95%	3 month ZAR-JIBAR-SAFEX	(10,094)

ZAR	2,400,000		—	9/9/13	9.94%	3 month ZAR-JIBAR-SAFEX	(20,122)

	$4,900,000		—	9/22/38	3 month USD-LIBOR-BBA	4.48%	1,760,601

	3,670,000		—	9/23/38	4.70763%	3 month USD-LIBOR-BBA	(1,490,243)

	10,500,000		—	10/9/13	3.5576%	3 month USD-LIBOR-BBA	(673,506)

EUR	2,110,000		—	10/17/13	6 month
					EUR-EURIBOR-REUTERS	4.51%	145,240

EUR	1,190,000		—	10/31/13	6 month
					EUR-EURIBOR-REUTERS	3.967%	42,738

	$14,719,000		44,388	11/4/18	4.45%	3 month USD-LIBOR-BBA	(2,411,480)

	5,127,000		24,346	11/4/13	3.85%	3 month USD-LIBOR-BBA	(387,609)

	4,551,000		—	11/10/18	3 month USD-LIBOR-BBA	4.83%	920,139

	11,500,000		—	11/10/18	4.12%	3 month USD-LIBOR-BBA	(1,595,143)

	1,369,000	(E)	—	11/24/18	3.735%	3 month USD-LIBOR-BBA	(38,154)

	6,158,000		—	12/19/18	5%	3 month USD-LIBOR-BBA	(1,336,268)

Merrill Lynch Capital Services, Inc.
	4,768,000		—	10/26/12	4.6165%	3 month USD-LIBOR-BBA	(475,066)

	2,857,000		—	7/22/10	3 month USD-LIBOR-BBA	3.5375%	113,678

UBS AG
	126,340,000		—	10/29/10	2.75%	3 month USD-LIBOR-BBA	(2,638,053)

	21,162,000		—	10/29/20	3 month USD-LIBOR-BBA	4.18142%	3,255,473

	13,449,000		447,067	11/10/28	4.45%	3 month USD-LIBOR-BBA	(2,945,921)

	21,619,000		(549,202)	11/10/18	3 month USD-LIBOR-BBA	4.45%	3,087,451

	15,677,000		—	11/24/10	3 month USD-LIBOR-BBA	2.05%	160,497

Total						$(13,593,435)

(E) See Note 1 to the financial statements regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08

						Unrealized
Swap counterparty /			Termination	Fixed payments received (paid)	Total return received by	appreciation/
Notional amount			date	by fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
EUR	6,168,000	(F)	3/26/09	(2.27%)	Eurostat Eurozone HICP
					excluding tobacco	$(50,937)

EUR	3,040,000	(F)	4/30/13	2.375%	French Consumer Price
					Index excluding tobacco	193,394

EUR	3,040,000	(F)	4/30/13	(2.41%)	Eurostat Eurozone HICP
					excluding tobacco	(203,717)

EUR	3,040,000		5/6/13	2.34%	French Consumer Price
					Index excluding tobacco	165,795

EUR	3,040,000	(F)	5/6/13	(2.385%)	Eurostat Eurozone HICP
					excluding tobacco	(200,101)

56

Putnam VT Global Asset Allocation Fund

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/08 continued

					Unrealized
Swap counterparty /		Termination	Fixed payments received (paid)	Total return received by	appreciation/
Notional amount		date	by fund per annum	or paid by fund	(depreciation)

Goldman Sachs International continued
$142,822		8/28/09	(3 month USD-LIBOR-BBA	iShares MSCI Emerging
			minus 85 bp)	Markets Index	$332,073

4,570,000	(F)	10/23/10	(1.38%)	USA Non Revised Consumer
				Price Index- Urban (CPI-U)	(187,890)

JPMorgan Chase Bank, N.A.
147,141		8/19/09	(3 month USD-LIBOR-BBA	iShares MSCI Emerging
			minus 125 bp)	Markets Index	459,707

Total					$508,324

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08

							Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount		date	fund per annum	(depreciation)

Bank of America, N.A.
BSKYB Finance UK Plc, 5 3/4%, 10/20/17	—	$—		$545,000		2/20/09	(50 bp)	$1,628

Clear Channel Communications,
5 3/4%, 1/15/13	Caa1	—		105,000		9/20/09	635 bp	(19,111)

DJ ABX CMBX BBB Index	—	208		302,000	(F)	10/12/52	(134 bp)	194,738

Financial Security Assurance
Holdings, Ltd, 6.4%, 12/15/66	Baa1	—		20,000		12/20/12	95 bp	(7,160)

Marsh & McLennan Co. Inc.,
5 3/8%, 7/15/14	—	—		95,000		3/20/12	(95 bp)	(924)

MetLife Inc., 5%, 6/15/15	—	—		135,000		12/20/13	(384 bp)	6,204

Nalco Co., 7.75%, 11/15/11	B1	—		10,000		9/20/12	350 bp	(1,043)

Visteon Corp., 7%, 3/10/14	—	(25,234)		95,000		9/20/13	(500 bp)	43,217

Citibank, N.A.
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	15,000		250,000		9/20/09	500 bp	(13,075)

Arrow Electronics Inc., 6 7/8%, 6/1/18	—	—		30,000		3/20/13	(43 bp)	1,870

Conagra Foods Inc., 7%, 10/1/28	—	—		160,000	(F)	9/20/10	(27 bp)	1,117

DJ ABX HE PEN AAA Series 6
Version 1 Index	AA+	35,814		185,671		5/25/46	11 bp	(19,279)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	20,174		121,128		5/25/46	11 bp	(15,811)

FirstEnergy Corp., 7 3/8%, 11/15/31	—	—		430,000		12/20/11	(85 bp)	4,654

Lighthouse International Co., SA,
8%, 4/30/14	B2	—	EUR	190,000		3/20/13	815 bp	(40,589)

Marsh & McLennan Co. Inc., 5 3/8%,
7/15/14	—	—		$60,000		9/20/14	(105 bp)	(908)

Rexam PLC, 4 3/8%, 3/15/13	—	—		125,000		6/20/13	(145 bp)	18,690

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		75,000		6/20/13	585 bp	(20,317)

Sara Lee Corp., 6 1/8%, 11/1/32	—	—		50,000		9/20/11	(43 bp)	373

Yum! Brands, Inc., 8 7/8%, 4/15/11	—	—		50,000		3/20/13	(65 bp)	1,823

Credit Suisse International
DJ ABX HE AAA Series 7 Version 2 Index	BB+	24,420		44,000		1/25/38	76 bp	(2,414)

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	61,303		309,451		5/25/46	11 bp	(29,979)

DJ CDX NA HY Series 10	B+	31,875		300,000		6/20/13	500 bp	(15,207)

57

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

							Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional		Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount		date	fund per annum	(depreciation)

Credit Suisse International continued
DJ CDX NA HY Series 10	—	$(75,438)		$710,000		6/20/13	(500 bp)	$35,991

DJ CDX NA HY Series 10
Version 1 Index	B+	94,006		845,000		6/20/13	500 bp	(38,609)

DJ CMB NA CMBX AAA Index	AAA	185,087		1,112,000		12/13/49	8 bp	(148,173)

DJ CMB NA CMBX AAA Index	AAA	431,040		2,751,500		2/17/51	35 bp	(399,989)

DJ CMB NA CMBX AAA Index	—	(28,263)		340,000		12/13/49	(8 bp)	73,633

DJ CMB NA CMBX AAA Index	—	(49,287)		656,000		2/17/51	(35 bp)	148,843

DJ CMB NA CMBX AAA Index	—	(28,954)		254,000		2/17/51	(35 bp)	47,761

DJ CMB NA CMBX AJ Index	—	(120,890)		376,000		2/17/51	(96 bp)	112,404

KB Home, 5 3/4%, 2/1/14	—	—		235,000		9/20/11	(425 bp)	12,840

Liberty Mutual Insurance, 7 7/8%,
10/15/26	—	—		70,000		12/20/13	(210 bp)	1,231

Deutsche Bank AG
Advanced Micro Devices, Inc.,
7 3/4%, 11/1/12	Caa1	3,575		55,000		9/20/09	500 bp	(2,602)

DJ ABX CMBX AAA Index	AAA	9,043		150,000	(F)	2/17/51	35 bp	(36,074)

DJ ABX HE A Series 7 Version 2 Index	CCC	178,360		196,000		1/25/38	369 bp	(9,679)

DJ ABX HE AAA Series 6 Version 1 Index	AAA	11,937		112,296		7/25/45	18 bp	(10,516)

DJ CDX NA HY Series 11 Version 1 Index	B+	2,948,075		12,545,000		12/20/13	500 bp	440,692

DJ CDX NA IG Series 11 Version 1 Index	A-	41,465		1,970,000		12/20/13	150 bp	(1,304)

DJ iTraxx Europe Series 8 Version 1	—	(22,062)	EUR	230,000		12/20/12	(375 bp)	42,626

DJ iTraxx Europe Series 9 Version 1	—	44,402	EUR	650,000		6/20/13	(650 bp)	153,816

Grohe Holding Gmbh, 8 5/8%, 10/1/14	B3	—	EUR	45,000		6/20/09	400 bp	(5,647)

Grohe Holding Gmbh, 8 5/8%, 10/1/14	B3	—	EUR	160,000		6/20/09	400 bp	(20,080)

iStar Financial, Inc., 6%, 12/15/10	Ba3	5,063		$75,000		3/20/09	500 bp	(11,769)

Korea Monetary STAB Bond, 5%, 2/14/09	A2	—		620,000		2/23/09	105 bp	(273)

Korea Monetary STAB Bond, 5.15%,
2/12/10	A2	—		620,000		2/19/10	115 bp	(13,288)

Nalco Co., 7.75%, 11/15/11	B1	—		10,000		12/20/12	363 bp	(1,042)

Nortel Networks Ltd, 6 7/8%, 9/1/23	Caa2	7,200		90,000		12/20/09	500 bp	(49,030)

Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	—		135,000		12/20/13	112 bp	(15,626)

Prudential Financial Inc., 4 1/2%, 7/15/13	—	—		30,000		12/20/13	(388 bp)	3,072

Smurfit Kappa Funding, 10 1/8%, 10/1/12	B2	—	EUR	85,000		6/20/09	135 bp	(4,068)

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	90,000		9/20/13	715 bp	(21,981)

Sungard Data Systems, Inc., 9 1/8%,
8/15/13	B3	—		$12,000		12/20/13	585 bp	(1,021)

Universal Corp., 5.2%, 10/15/13	—	—		115,000		3/20/15	(95 bp)	1,260

Virgin Media Finance PLC, 8 3/4%,
4/15/14	B2	—	EUR	125,000		9/20/13	477 bp	(23,167)

Virgin Media Finance PLC, 8 3/4%,
4/15/14	B2	—	EUR	125,000		9/20/13	535 bp	(19,965)

Goldman Sachs International
CSC Holdings, Inc., 7 5/8%, 7/15/18	B1	—		$65,000		9/20/13	495 bp	(5,355)

CVS Caremark Corp., 4 7/8%, 9/15/14	—	—		85,000		9/20/13	(59 bp)	1,824

CVS Caremark Corp., 4 7/8%, 9/15/14	—	—		105,000		9/20/11	(50 bp)	1,217

DJ ABX HE A Index	CCC	65,670		98,000		1/25/38	369 bp	(28,350)

DJ ABX HE AAA Index	BB+	23,032		98,000		1/25/38	76 bp	(36,736)

DJ CDX NA CMBX AAA Index	AAA	4,023		110,000		3/15/49	7 bp	(18,107)

DJ CDX NA HY Series 11
Version 1 Index	B+	383,250		1,400,000		12/20/13	500 bp	103,430

58

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

						Fixed payments	Unrealized
Swap counterparty /		Upfront premium		Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**		amount	date	fund per annum	(depreciation)

Goldman Sachs International continued
DJ CDX NA HY Series 9 Index
25-35% tranche	A+	$—		$3,580,000	12/20/10	429 bp	$(228,935)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		198,000	12/20/10	108.65 bp	(24,895)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		1,240,000	12/20/10	249 bp	(123,100)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		430,000	12/20/10	305 bp	(38,149)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		4,150,000	12/20/10	435 bp	(260,668)

DJ CDX NA IG Series 11 Index	—	(230,520)		9,100,000	12/20/18	(140 bp)	(175,819)

DJ CDX NA IG Series 11 Version 1 Index	—	(484,063)		8,018,000	12/20/18	(140 bp)	(435,866)

DJ CDX NA IG Series 11 Version 1 Index	—	(319,574)		5,810,000	12/20/18	(140 bp)	(284,649)

Lighthouse International Co, SA,
8%, 4/30/14	B2	—	EUR	110,000	3/20/13	680 bp	(29,318)

Macy’s Retail Holdings, Inc., 7.45%,
7/15/17	—	—		$665,000	6/20/11	(254.9 bp)	75,286

Smurfit Kappa Funding, 7 3/4%, 4/1/15	B2	—	EUR	80,000	9/20/13	720 bp	(19,382)

Southern California Edison Co.,
7 5/8%, 1/15/10	A3	—		$90,000	12/20/13	118.1 bp	(9,444)

Wind Acquisition Finance SA,
9 3/4%, 12/1/15	B2	—	EUR	110,000	3/20/13	597 bp	1,383

JPMorgan Chase Bank, N.A.
Codere Finance (Luxembourg) S.A.,
8.25%, 6/15/15	B+	—	EUR	110,000	3/20/13	795 bp	(26,667)

Computer Science Corp., 5%, 2/15/13	—	—		$435,000	3/20/18	(82 bp)	6,065

DJ ABX HE PEN AAA Series 6
Version 2 Index	AA+	39,409		198,933	5/25/46	11 bp	(19,272)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		2,370,000	12/20/10	388.75 bp	(169,574)

DJ CDX NA HY Series 9 Index
25-35% tranche	A+	—		203,000	12/20/10	105.5 bp	(25,385)

DJ CMB NA CMBX AAA Index	AAA	40,454		339,000	2/17/51	35 bp	(61,130)

DJ CMB NA CMBX AAA Index	AAA	131,926		1,054,000	12/13/49	8 bp	(181,059)

DJ CMB NA CMBX AAA Index	AAA	36,690		336,000	2/17/51	35 bp	(63,994)

DJ CMB NA CMBX AAA Index	—	(217,357)		2,550,000	2/17/51	(35 bp)	546,769

DJ iTraxx Europe Crossover Series 8
Version 1	—	(58,792)	EUR	440,000	12/20/12	(375 bp)	64,953

Domtar Corp., 7 1/8%, 8/15/15	—	—		$20,000	12/20/11	(500 bp)	1,287

GATX Corp., 8.875%, 6/1/09	—	—		25,000	3/20/16	(100 bp)	3,708

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		165,000	6/20/12	750 bp	(120,720)

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		25,000	6/20/12	750 bp	(18,291)

General Growth Properties,
conv. bond 3.98%, 4/15/27	CC-	—		25,000	9/20/13	775 bp	(18,572)

Glencore Funding LLC, 6%, 4/15/14	—	—		480,000	6/20/14	(148 bp)	214,943

iStar Financial, Inc., 6%, 12/15/10	Ba3	4,900		70,000	3/20/09	500 bp	(10,809)

Jefferson Smurfit Corp., 7.5%, 6/1/13	Caa1	—		5,000	3/20/13	685 bp	(3,151)

Sanmina-SCI Corp., 8 1/8%, 3/1/16	B3	—		60,000	6/20/13	595 bp	(16,098)

TDC AS, 6 1/2%, 4/19/12	—	—	EUR	135,000	9/20/13	(200 bp)	4,453

59

Putnam VT Global Asset Allocation Fund

CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/08 continued

					Fixed payments	Unrealized
Swap counterparty /		Upfront premium	Notional	Termination	received (paid) by	appreciation/
Referenced debt*	Rating***	received (paid)**	amount	date	fund per annum	(depreciation)

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric Co., 4.8%, 3/1/14	A3	$—	$145,000	12/20/13	113 bp	$(16,722)

Merrill Lynch International
Kinder Morgan, Inc., 6 1/2%, 9/1/12	—	—	25,000	9/20/12	(128 bp)	2,006

Morgan Stanley Capital Services, Inc.
Bundesrepublik Deutschland,
6%, 6/20/16	Aaa	—	534,000	6/20/18	8 bp	(19,463)

DJ ABX CMBX AAA Index	AAA	102,141	1,435,000	3/15/49	7 bp	(187,467)

DJ CDX NA IG Series 11 Index	—	(17,666)	690,000	12/20/18	(140 bp)	(13,518)

DJ CMB NA CMBX AAA Index	—	(157,786)	1,750,000	2/17/51	(35 bp)	368,619

DJ CMB NA CMBX AAA Index	AAA	60,066	553,500	2/17/51	35 bp	(106,428)

DJ CMB NA CMBX AAA Index	AAA	55,641	455,000	2/17/51	35 bp	(81,224)

Nalco Co., 7.75%, 11/15/11	B1	—	10,000	9/20/12	330 bp	(1,105)

Nalco Co., 7.75%, 11/15/11	B1	—	15,000	3/20/13	460 bp	(1,293)

Republic of Austria, 5 1/4%, 1/4/11	—	—	534,000	6/20/18	(17 bp)	52,985

Universal Corp., 5.2%, 10/15/13	—	—	345,000	3/20/13	(89 bp)	1,724

UBS, AG
Meritage Homes Corp., 7%, 5/1/14	—	—	30,000	9/20/13	(760 bp)	2,962

Total						$(1,098,338)

* Payments related to the reference debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represents the average of the ratings of all the securities included in that index. The Moody’s or Standard & Poor’s ratings are believed to be the most recent ratings available at December 31, 2008.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as a Level 2 or Level 3 for FASB 157 disclosures based on securities valuation inputs.

In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157). SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. While the adoption of SFAS 157 does not have a material effect on the fund’s net asset value, it does require additional disclosures about fair value measurements. The Standard establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 — Valuations based on quoted prices for identical securities in active markets.

Level 2 — Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 — Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of December 31, 2008:

		Other
	Investments in	financial
Valuation inputs	securities	instruments*

Level 1	$105,045,245	$169,783
Level 2	186,581,031	(18,175,150)
Level 3	601,567	—

Total	$292,227,843	$(18,005,367)

*Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/(depreciation) on the instrument.

The following is a reconciliation of Level 3 assets as of December 31, 2008:

		Other
	Investments in	financial
	securities	instruments*

Balance as of December 31, 2007	$24	$—
Accrued discounts/premiums	6,573	—
Realized gain/loss	(116,806)	—
Change in net unrealized
appreciation (depreciation)	(105,270)	—
Net purchases/sales	436,764	—
Net transfers in and/or out
of Level 3	380,282	—

Balance as of December 31, 2008	$601,567	$—

*Other financial instruments include futures, written options, TBA sale commitments, swaps and forward contracts which are valued at the unrealized appreciation/ (depreciation) on the instrument.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
60

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities

December 31, 2008
Putnam VT
Global Asset
Allocation
Fund

Assets
Investments in securities, at value (Note 1):
Unaffiliated issuers	$292,227,843
Cash	667,950
Foreign currency, at value (Note 1)	56,386
Dividends, interest, and other receivables	1,608,395
Receivable for shares of the fund sold	802
Receivable for securities sold	6,804,242
Receivable for sales of delayed delivery securities (Note 1)	16,168,512
Receivable for open forward currency contracts (Note 1)	2,239,328
Receivable for closed forward currency contracts (Note 1)	1,615,150
Unrealized appreciation on swap contracts (Note 1)	34,633,369
Receivable for closed swap contracts (Note 1)	1,426,539
Premiums paid on swap contracts (Note 1)	2,588,620
Receivable for variation margin (Note 1)	342,365
Foreign tax reclaim	87,637

Total assets	360,467,138

Liabilities
Payable for securities purchased	1,974,552
Payable for purchases of delayed delivery securities (Note 1)	70,832,685
Payable for shares of the fund repurchased	320,368
Payable for compensation of Manager (Note 2)	245,162
Payable for investor servicing fees (Note 2)	4,158
Payable for custodian fees (Note 2)	71,752
Payable for Trustee compensation and expenses (Note 2)	101,592
Payable for administrative services (Note 2)	1,559
Payable for distribution fees (Note 2)	11,668
Payable for open forward currency contracts (Note 1)	2,898,149
Payable for closed forward currency contracts (Note 1)	1,359,073
Payable for receivable purchase agreement (Note 2)	114,216
TBA sale commitments, at value (Note 1)	14,335,625
Unrealized depreciation on swap contracts (Note 1)	48,816,818
Payable for closed swap contracts (Note 1)	8,725,784
Premiums received on swap contracts (Note 1)	5,746,263
Written options outstanding, at value (Notes 1 and 3)	5,611,397
Other accrued expenses	42,179

Total liabilities	161,213,000

Net assets	$199,254,138

Represented by:
Paid-in capital (Unlimited shares authorized) (Notes 1 and 4)	$280,550,042
Undistributed net investment income (loss) (Note 1)	12,515,509
Accumulated net realized gain (loss) on investments
and foreign currency transactions (Note 1)	(29,547,818)
Net unrealized appreciation (depreciation) of
investments and assets and liabilities in
foreign currencies	(64,263,595)

Total — Representing net assets applicable to capital
shares outstanding	$199,254,138

(Continued on next page)

61

PUTNAM VARIABLE TRUST

Statement of Assets and Liabilities (Continued)

December 31, 2008
Putnam VT
Global Asset
Allocation
Fund

Computation of net asset value Class IA
Net Assets	$141,087,406
Number of shares outstanding	12,982,093
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$10.87
Computation of net asset value Class IB
Net Assets	$58,166,732
Number of shares outstanding	5,334,806
Net asset value, offering price and redemption
price per share (net assets divided by number
of shares outstanding)	$10.90

Cost of investments, (Note 1):
Unaffiliated issuers	$338,657,922
Cost of foreign currency (Note 1)	60,422
Proceeds receivable on TBA sale commitments (Note 1)	14,207,812
Premiums received on written options (Notes 1 and 3)	2,406,330

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
62

PUTNAM VARIABLE TRUST

Statement of Operations

Year ended December 31, 2008
Putnam VT
Global Asset
Allocation
Fund

Investment income
Dividends	$4,926,437
Interest — unaffiliated issuers	6,627,976
Interest — affiliated issuers (Note 5)	425,642
Securities lending	165,878
Less: foreign taxes withheld	(237,554)

Total investment income	11,908,379

Expenses
Compensation of Manager (Note 2)	2,046,089
Investor servicing fees (Note 2)	88,600
Custodian fees (Note 2)	166,699
Trustee compensation and expenses (Note 2)	33,211
Administrative services (Note 2)	24,123
Distribution fees — class IB (Note 2)	202,804
Auditing	174,794
Legal	33,903
Other	133,285
Fees waived and reimbursed by Manager (Notes 2 and 5)	(423,424)

Total expenses	2,480,084

Expense reduction (Note 2)	(27,546)

Net expenses	2,452,538

Net investment income (loss)	9,455,841

Net realized gain (loss) on investments (Notes 1 and 3)	(13,261,904)
Net increase from payments by affiliates (Note 2)	13,741
Net realized gain (loss) on futures contracts (Note 1)	(9,368,580)
Net realized gain (loss) on swap contracts (Note 1)	5,379,493
Net realized gain (loss) on written options (Notes 1 and 3)	1,125,821
Net realized gain (loss) on foreign currency transactions (Note 1)	3,926,171
Net unrealized appreciation (depreciation) of assets and
liabilities in foreign currencies during the year	(693,514)
Net unrealized appreciation (depreciation) of investments, written options,
TBA sale commitments, swap contracts and futures contracts
during the year	(104,867,681)

Net gain (loss) on investments	(117,746,453)

Net increase (decrease) in net assets resulting
from operations	$(108,290,612)

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
63

PUTNAM VARIABLE TRUST

Statement of Changes in Net Assets

	Putnam VT
	Global Asset Allocation Fund
	Year ended
	December 31	December 31
	2008	2007

Increase (decrease) in net assets
Operations:
Net investment income (loss)	$9,455,841	$9,429,232
Net realized gain (loss) on investments and
foreign currency transactions	(12,185,258)	22,240,092
Net unrealized appreciation (depreciation)
of investments and assets and
liabilities in foreign currencies	(105,561,195)	(19,167,961)

Net increase (decrease) in net assets
resulting from operations	(108,290,612)	12,501,363

Distributions to shareholders (Note 1):
From ordinary income
Net investment income
Class IA	(8,912,558)	(2,160,149)
Class IB	(3,115,088)	(466,643)
Increase (decrease) from capital share
transactions (Note 4)	(40,874,562)	(49,564,899)

Total increase (decrease) in net assets	(161,192,820)	(39,690,328)

Net assets:
Beginning of year	360,446,958	400,137,286
End of year	$199,254,138	$360,446,958

Undistributed net investment income (loss),
end of year	$12,515,509	$7,111,776

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
64

THIS PAGE LEFT BLANK INTENTIONALLY

65

PUTNAM VARIABLETRUST
Financial highlights (For a common share outstanding throughout the period)

INVESTMENT OPERATIONS:					LESS DISTRIBUTIONS:							RATIOS AND SUPPLEMENTAL DATA:

			Net								Total			Ratio of net
	Net asset		realized and	Total	From	From				Net asset	return	Net	Ratio of	investment
	value,	Net	unrealized	from	net	net realized	From			value,	at net	assets,	expenses to	income (loss)	Portfolio
	beginning	investment	gain (loss) on	investment	investment	gain on	return of	Total	Non-recurring	end	asset	end of period	average net	to average	turnover
Period ended	of period	income (loss)(a,i)	investments	operations	income	investments	capital	distributions	reimbursements	of period	value (%)(b,c)	(in thousands)	assets (%)(b,d,i)	net assets (%)(i)	(%)

Putnam VT Global Asset Allocation Fund (Class IA)
December 31, 2008	$16.90	.48	(5.91)	(5.43)	(.60)	—	—	(.60)	—	$10.87	(33.16)	$141,087.78		3.31	155.03(f)
December 31, 2007	16.50	.42	.10	.52	(.12)	—	—	(.12)	—	16.90	3.16	264,820.77		2.49	106.99(f)
December 31, 2006	15.03	.33	1.59	1.92	(.45)	—	—	(.45)	—	16.50	13.04	311,512.82		2.15	76.62(f)
December 31, 2005	14.22	.30(k)	.71	1.01	(.20)	—	—	(.20)	—	15.03	7.20	330,872.90		2.06(k)	144.67(f)
December 31, 2004	13.43	.24	.98	1.22	(.43)	—	—	(.43)	—	14.22	9.26	371,882.93		1.76	156.86

Putnam VT Global Asset Allocation Fund (Class IB)
December 31, 2008	$16.94	.44	(5.92)	(5.48)	(.56)	—	—	(.56)	—	$10.90	(33.32)	$58,167	1.03	3.05	155.03(f)
December 31, 2007	16.54	.38	.11	.49	(.09)	—	—	(.09)	—	16.94	2.94	95,626	1.02	2.23	106.99(f)
December 31, 2006	15.06	.29	1.61	1.90	(.42)	—	—	(.42)	—	16.54	12.86	88,626	1.07	1.87	76.62(f)
December 31, 2005	14.25	.26(k)	.72	.98	(.17)	—	—	(.17)	—	15.06	6.97	66,485	1.15	1.80(k)	144.67(f)
December 31, 2004	13.45	.20	1.00	1.20	(.40)	—	—	(.40)	—	14.25	9.11	47,886	1.18	1.51	156.86

(a) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(b) The charges and expenses at the insurance company separate account level are not reflected.

(c) Total return assumes dividend reinvestment.

(d) Includes amounts paid through expense offset and brokerage service arrangements (Note 2).

(f) Portfolio turnover excludes dollar roll transactions.

(i) Reflects an involuntary contractual expense limitation and/or waivers of certain fund expenses in connection with investments in Putnam Prime Market Fund during the period. As a result of such limitation and/or waivers, the expenses of the fund’s class IA and class IB shares reflect a reduction of the following amounts (Notes 2 and 5):

Percentage
of average
net assets

December 31, 2008	0.15%

December 31, 2007	0.08

December 31, 2006	0.10

December 31, 2005	0.01

December 31, 2004	0.01

(k) Reflects a non-recurring accrual related to Putnam Management’s settlement with the SEC regarding broker allocation practices, which amounted to less than $0.01 per share and 0.02% of average net assets for class IA and IB shares for the period ended December 31, 2005.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.	THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.
66	67

PUTNAM VARIABLE TRUST

Notes to Financial Statements
December 31, 2008

NOTE 1
SIGNIFICANT ACCOUNTING POLICIES

Putnam VT Global Asset Allocation Fund (the “fund”) is one of a series of funds comprising Putnam Variable Trust (the “Trust”), a Massachusetts business trust, which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks a high level of long-term total return consistent with preservation of capital by maintaining a managed asset allocation portfolio spread across domestic and international stock, bond and cash investments.

The fund offers class IA and class IB shares of beneficial interest. Class IA shares are offered at net asset value and are not subject to a distribution fee. Class IB shares are offered at net asset value and pay an ongoing distribution fee, which is identified in Note 2.

Investment income, realized and unrealized gains and losses and expenses of the fund are borne pro-rata based on the relative net assets of each class to the total net assets of the fund, except that each class bears expenses unique to that class (including the distribution fees applicable to such classes). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. If the fund were liquidated, shares of each class would receive their pro-rata share of the net assets of the fund. In addition, the Trustees declare separate dividends on each class of shares.

In the normal course of business, the fund enters into contracts that may include agreements to indemnify another party under given circumstances. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not yet been, made against the fund. However, the fund’s management team expects the risk of material loss to be remote.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported — as in the case of some securities traded over-the-counter — a security is valued at its last reported bid price. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (“Putnam Management”), the fund’s manager, a wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At December 31, 2008, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at

68

the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation which Putnam Management does not believe accurately reflects the security’s fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security at a given point in time and does not reflect an actual market price, which may be different by a material amount.

B) Joint trading account Pursuant to an exemptive order from the Securities and Exchange Commission (the “SEC”), the fund may transfer uninvested cash balances, including cash collateral received under security lending arrangements, into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Management. These balances may be invested in issues of short-term investments having maturities of up to 397 days for collateral received under security lending arrangements and up to 90 days for other cash investments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Gains or losses on securities sold are determined on the identified cost basis.

Interest income is recorded on the accrual basis. Dividend income, net of applicable withholding taxes, is recognized on the ex-dividend date except that certain dividends from foreign securities, if any, are recognized as soon as the fund is informed of the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Dividends representing a return of capital or capital gains, if any, are reflected as a reduction of cost and/or as a realized gain.

All premiums/discounts are amortized/accreted on a yield-to-maturity basis.

Securities purchased or sold on a delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the securities. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

The fund earned certain fees in connection with its senior loan purchasing activities. These fees are treated as market discount and are recorded as income in the Statement of operations.

E) Stripped securities The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments

69

are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

F) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on closed forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate. Investments in foreign securities involve certain risks, including those related to economic instability, unfavorable political developments, and currency fluctuations, not present with domestic investments.

G) Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

H) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the Statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was

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closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund’s portfolio.

I) Total return swap contracts The fund may enter into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount. To the extent that the total return of the security, index or other finan-cial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Total return swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

J) Interest rate swap contracts The fund may enter into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statement of assets and liabilities. Interest rate swap contracts outstanding at period end, if any, are listed after the fund’s portfolio.

K) Credit default contracts The fund may enter into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific

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but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liabil ity on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statement of assets and liabilities. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after the fund’s portfolio.

L) TBA purchase commitments The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitments will not signifi-cantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

M) TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation”

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above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund’s portfolio.

N) Dollar rolls To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

O) Securities lending The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the Statement of operations. At December 31, 2008, the fund had no securities out on loan.

P) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Code. The fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. The fund did not have any unrecognized tax benefits in the accompanying finan-cial statements. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains. Each of the fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

At December 31, 2008, the fund had a capital loss carryover of $25,312,669 available to the extent allowed by the Code to offset future net capital gain, if any. The amount of the carryover and the expiration dates are:

Loss Carryover	Expiration

$2,641,315	December 31, 2010
6,208,497	December 31, 2011
16,462,857	December 31, 2016

Q) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Distributions from capital gains, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences include temporary and/or permanent differences of losses on wash sale transactions, foreign currency gains and losses, unrealized and realized gains and losses on certain futures contracts, income on swap contracts and

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interest only securities. Reclassifications are made to the fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the year ended December 31, 2008, the fund reclassified $7,975,538 to increase undistributed net investment income and $2,567 to increase paid-in-capital, with an increase to accumulated net realized losses of $7,978,105.

The tax basis components of distributable earnings and the federal tax cost as of December 31, 2008 were as follows:

Unrealized appreciation	$14,228,739
Unrealized depreciation	(64,405,548)

Net unrealized depreciation	(50,176,809)
Undistributed ordinary income	12,513,726
Capital loss carryforward	(25,312,669)
Cost for federal income tax purposes	$342,404,652

R) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

S) Beneficial interest At December 31, 2008, insurance companies or their separate accounts were record owners of all but a de minimis number of the shares of the fund. Approximately 84.2% of the fund is owned by accounts of one group of insurance companies.

NOTE 2
MANAGEMENT FEE, ADMINISTRATIVE
SERVICES AND OTHER TRANSACTIONS

The fund pays Putnam Management for management and investment advisory services quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.70% of the first $500 million of average net assets, 0.60% of the next $500 million, 0.55% of the next $500 million, 0.50% of the next $5 billion, 0.475% of the next $5 billion, 0.455% of the next $5 billion, 0.44% of the next $5 billion and 0.43% thereafter.

Putnam Management has agreed to waive fees and reimburse expenses of the fund through June 30, 2009 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses for the fund’s Lipper peer group of funds underlying variable insurance products that have the same investment classification or objective as the fund. The expense reimbursement is based on a comparison of the fund’s expenses with the average annualized operating expenses of the funds in its Lipper peer group for each calendar quarter during the fund’s last fiscal year, excluding 12b-1 fees and without giving effect to any expense offset and brokerage/service arrangements that may reduce fund expenses.

Putnam Management has further agreed to waive fees and reimburse expenses of the fund for the period from January 1, 2007 through June 30, 2008 to the extent necessary to ensure that the fund’s expenses do not exceed the simple average of the expenses of a custom group of competitive funds selected by Lipper Inc. based on the size of the fund. The expense reimbursement is based on a comparison of the fund’s total expenses with the average operating expenses of the funds in this Lipper custom peer group for their respective 2006 fiscal year, excluding 12b-1 fees and after adjustment for certain expense offset and brokerage/service arrangements that reduced expenses of the fund.

For the year ended December 31, 2008, the fund’s expenses were limited to the lower of the limits specified above and accordingly, Putnam Management waived $415,561 of its management fee from the fund.

Effective May 15, 2008, Putnam Investments Limited (“PIL”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund as determined by Putnam Management from time to time. Putnam Management pays a quarterly sub-management fee to PIL for its services at an annual

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rate of 0.35% of the average net assets of the portion of the fund managed by PIL.

Effective June 30, 2008, the Putnam Advisory Company, LLC (“PAC”), an affiliate of Putnam Management, is authorized by the Trustees to manage a separate portion of the assets of the fund, as designated from time to time by Putnam Management or PIL. Putnam Management or PIL, as applicable, pays a quarterly sub-advisory fee to PAC for its services at the annual rate of 0.35% of the average net assets of the portion of the fund’s assets for which PAC is engaged as sub-adviser.

Putnam Management voluntarily reimbursed the fund $13,741 for a trading error which occurred during the period. The effect of the loss incurred and the reimbursement by Putnam Management of such amounts had no impact on total return.

On September 26, 2008, the fund entered into an Agreement with another registered investment company (the “Seller”) managed by Putnam Management. Under the Agreement, the Seller sold to the fund the right to receive, in the aggregate, $443,188 in net payments from Lehman Brothers Special Financing, Inc. in connection with certain terminated derivatives transactions (the “Receivable”), in exchange for an initial payment plus (or minus) additional amounts based on the fund’s ultimate realized gain (or loss) with respect to the Receivable. The Receivable will be offset against the fund’s net payable to Lehman Brothers Special Financing, Inc. and is included in the Statement of assets and liabilities under Payable for securities purchased. Future payments under the Agreement are valued at fair value following procedures approved by the Trustees and are included in the Statement of assets and liabilities. All remaining payments under the Agreement will be recorded as realized gain or loss.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund’s assets were provided by State Street Bank and Trust Company (“State Street”). Custody fees are based on the fund’s asset level, the number of its security holdings and transaction volumes.

Putnam Investor Services, a division of Putnam Fiduciary Trust Company (“PFTC”), which is an affiliate of Putnam Management, provided investor servicing agent functions to the fund through December 31, 2008. Subsequent to December 31, 2008, these services were provided by Put-nam Investor Services, Inc., another affiliate of Putnam Management. Putnam Investor Services was paid a monthly fee for investor servicing at an annual rate of 0.03% of the fund’s average net assets. During the year ended December 31, 2008, the amounts incurred for investor servicing agent functions provided by PFTC are included in Investor servicing fees in the Statement of operations.

The fund has entered into expense offset arrangements with PFTC and State Street whereby PFTC’s and State Street’s fees are reduced by credits allowed on cash balances. The fund also reduced expenses through brokerage/service arrangements. For the year ended December 31, 2008, the fund’s expenses were reduced by $17,719 under the expense offset arrangements and by $9,827 under the brokerage/service arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $356, as a quarterly retainer, has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings and industry seminars and for certain compliance-related matters. Trustees also are reimbursed for expenses they incur relating to their services as Trustees.

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The fund has adopted a Trustee Fee Deferral Plan (the “Deferral Plan”) which allows the Trustees to defer the receipt of all or a portion of Trustees fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the “Pension Plan”) covering all Trustees of the fund who have served as a Trustee for at least five years and were first elected prior to 2004. Benefits under the Pension Plan are equal to 50% of the Trustee’s average annual attendance and retainer fees for the three years ended December 31, 2005. The retirement benefit is payable during a Trustee’s lifetime, beginning the year following retirement, for the number of years of service through December 31, 2006. Pension expense for the fund is included in Trustee compensation and expenses in the Statement of operations. Accrued pension liability is included in Payable for Trustee compensation and expenses in the Statement of assets and liabilities. The Trustees have terminated the Pension Plan with respect to any Trustee first elected after 2003.

The fund has adopted a distribution plan (the “Plan”) with respect to its class IB shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Retail Management Limited Partnership, a wholly-owned subsidiary of Put-nam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Retail Management Limited Partnership at an annual rate of up to 0.35% of the average net assets attributable to the fund’s class IB shares. The Trustees have approved payment by the fund at an annual rate of 0.25% of the average net assets attributable to the fund’s class IB shares.

NOTE 3
PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2008, cost of purchases and proceeds from sales of investment securities other than short-term investments aggregated $437,797,139 and $480,138,224, respectively. There were no purchases or sales of U.S. government securities.

Written option transactions during the year ended December 31, 2008 are summarized as follows:

	Contract Amounts	Premiums Received

Written options outstanding at beginning of year	$56,382,000	$1,556,148

Options opened	62,284,827	3,794,879

Options exercised	—	—

Options expired	(34,486,506)	(1,428,456)

Options closed	(30,374,321)	(1,516,241)

Written options outstanding at end of year	$53,806,000	$2,406,330

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NOTE 4
CAPITAL SHARES

At December 31, 2008, there was an unlimited number of shares of beneficial interest authorized. Subscriptions and redemptions are presented at the omnibus level. Transactions in capital shares were as follows:

	Year ended December 31		Year ended December 31
	2008		2007

	Shares	Amount	Shares	Amount

Putnam VT Global Asset Allocation Fund Class IA
Shares sold	178,572	$2,646,125	301,629	$5,129,889
Shares issued in connection with reinvestment of distributions	584,047	8,912,558	129,739	2,160,149

	762,619	11,558,683	431,368	7,290,038
Shares repurchased	(3,452,598)	(48,547,758)	(3,636,607)	(61,778,121)

Net decrease	(2,689,979)	$(36,989,075)	(3,205,239)	$(54,488,083)

Putnam VT Global Asset Allocation Fund Class IB
Shares sold	915,053	$13,503,848	1,147,201	$19,572,764
Shares issued in connection with reinvestment of distributions	203,202	3,115,088	27,909	466,643

	1,118,255	16,618,936	1,175,110	20,039,407
Shares repurchased	(1,429,897)	(20,504,423)	(887,005)	(15,116,223)

Net increase (decrease)	(311,642)	$(3,885,487)	288,105	$4,923,184

NOTE 5
INVESTMENT IN PUTNAM PRIME MONEY
MARKET FUND

The fund invested in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Prime Money Market Fund were valued at its closing net asset value each business day. Management fees paid by the fund were reduced by an amount equal to the management fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. For the year ended December 31, 2008, management fees paid were reduced by $7,863 relating to the fund’s investment in Putnam Prime Money Market Fund. Income distributions earned by the fund were recorded as interest income in the Statement of operations and totaled $425,642 for the year ended December 31, 2008. During the year ended December 31, 2008, cost of purchases and proceeds of sales of investments in Putnam Prime Money Market Fund aggregated $161,175,816 and $185,637,597, respectively.

On September 17, 2008, the Trustees of the Putnam Prime Money Market Fund voted to close that fund effective September 17, 2008. On September 24, 2008, the fund received shares of Federated Prime Obligations Fund, an unaffiliated management investment company registered under the Investment Company Act of 1940, in liquidation of its shares of Putnam Prime Money Market Fund.

NOTE 6
SENIOR LOAN COMMITMENTS

Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its

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obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

NOTE 7
REGULATORY MATTERS AND LITIGATION

In late 2003 and 2004, Putnam Management settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from Putnam Management to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against Putnam Management and, in a limited number of cases, some Putnam funds. Putnam Management believes that these lawsuits will have no material adverse effect on the funds or on Putnam Management’s ability to provide investment management services. In addition, Putnam Management has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

NOTE 8
NEW ACCOUNTING PRONOUNCEMENTS

In March 2008, Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) — an amendment of FASB Statement No. 133, was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about how and why an entity uses derivative instruments and how derivative instruments affect an entity’s financial position. Putnam Management is currently evaluating the impact the adoption of SFAS 161 will have on the fund’s financial statement disclosures.

NOTE 9
MARKET AND CREDIT RISK

In the normal course of business the fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the contracting party to the transaction to perform (credit risk). The fund may be exposed to additional credit risk that an institution or other entity with which the funds have unsettled or open transactions will default.

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PUTNAM VARIABLE TRUST

Federal Tax Information
(Unaudited)

The fund has designated 15.08% of dividends paid from net investment income during the fiscal year as tax exempt for Federal income tax purposes.

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PUTNAM VARIABLE TRUST

Shareholder Meeting Results
(Unaudited)

May 22, 2008 meeting

A proposal to approve investments in commodities was approved as follows:

Votes	Votes
for	against	Abstentions	Broker non-votes

19,362,244	711,524	425,203	—

All tabulations are rounded to the nearest whole number.

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PUTNAM VARIABLE TRUST

Brokerage Commissions
December 31, 2008 (Unaudited)

Brokerage commissions are paid to firms that execute trades on behalf of your fund. When choosing these firms, Putnam is required by law to seek the best execution of the trades, taking all relevant factors into consideration, including expected quality of execution and commission rate. Listed below are Putnam’s groupings of funds and these groups’ largest relationships based upon brokerage commissions for the 12 months ended December 31, 2008.

GLOBAL ASSET ALLOCATION GROUP

Putnam Asset Allocation: Balanced Portfolio, Putnam Asset Allocation: Conservative Portfolio, Putnam Asset Allocation: Growth Portfolio, Putnam Income Strategies Fund, Putnam RetirementReady Funds, and Putnam VT Global Asset Allocation Fund.

The top five firms that received brokerage commissions for trades executed for the Global Asset Allocation group are (in descending order) Citigroup Global Markets, Goldman, Sachs & Co., Merrill Lynch, Pierce, Fenner and Smith, Credit Suisse First Boston, and UBS Securities. Commissions paid to these firms together represented approximately 50% of the total brokerage commissions paid for the 12 months ended December 31, 2008.

Commissions paid to the next 10 firms together represented approximately 34% of the total brokerage commissions paid during the period. These firms are Deutsche Bank Securities, Investment Technology Group, Lehman Brothers, Midwest Research-Maxus Group, J.P.Morgan Securities, Morgan Stanley & Co., Nomura Securities International, Raymond James & Associates, RBC Capital Markets, and Weeden & Co.

Commission amounts do not include “mark-ups” paid on bond or derivative trades made directly with a dealer. Additional information about brokerage commissions is available on the Securities and Exchange Commission (SEC) Web site at www.sec.gov. Putnam funds disclose commissions by firm to the SEC in semiannual filings on form N-SAR.

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PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds
December 31, 2008

Jameson A. Baxter (Born 1943), Trustee since 1994, Vice Chairman since 2005

Ms. Baxter is the President of Baxter Associates, Inc., a private investment firm.

Ms. Baxter serves as a Director of ASHTA Chemicals, Inc., and the Mutual Fund Directors Forum. Until 2007, she was a Director of Banta Corporation (a printing and supply chain management company), Ryerson, Inc. (a metals service corporation), and Advocate Health Care. Until 2004, she was a Director of BoardSource (formerly the National Center for Nonprofit Boards); and until 2002, she was a Director of Intermatic Corporation (a manufacturer of energy control products). She is Chairman Emeritus of the Board of Trustees, Mount Holyoke College, having served as Chairman for five years.

Ms. Baxter has held various positions in investment banking and corporate finance, including Vice President of and Consultant to First Boston Corporation and Vice President and Principal of the Regency Group. She is a graduate of Mount Holyoke College.

Charles B. Curtis (Born 1940), Trustee since 2001

Mr. Curtis is President and Chief Operating Officer of the Nuclear Threat Initiative (a private foundation dealing with national security issues), and serves as Senior Advisor to the United Nations Foundation.

Mr. Curtis is a member of the Council on Foreign Relations and serves as Director of Edison International and Southern California Edison. Until 2006, Mr. Curtis served as a member of the Trustee Advisory Council of the Applied Physics Laboratory, Johns Hopkins University. Until 2003, Mr. Curtis was a member of the Electric Power Research Institute Advisory Council and the University of Chicago Board of Governors for Argonne National Laboratory. Prior to 2002, Mr. Curtis was a member of the Board of Directors of the Gas Technology Institute and the Board of Directors of the Environment and Natural Resources Program Steering Committee, John F. Kennedy School of Government, Harvard University. Until 2001, Mr. Curtis was a member of the Department of Defense Policy Board and Director of EG&G Technical Services, Inc. (a fossil energy research and development support company).

From August 1997 to December 1999, Mr. Curtis was a Partner at Hogan & Hartson LLP, an international law firm headquartered in Washington, D.C. Prior to May 1997, Mr. Curtis was Deputy Secretary of Energy and Under Secretary of the U.S. Department of Energy. He served as Chairman of the Federal Energy Regulatory Commission from 1977 to 1981 and has held positions on the staff of the U.S. House of Representatives, the U.S. Treasury Department, and the SEC.

Robert J. Darretta (Born 1946), Trustee since 2007

Mr. Darretta serves as Director of UnitedHealth Group, a diversified health-care company.

Until April 2007, Mr. Darretta was Vice Chairman of the Board of Directors of Johnson & Johnson, one of the world’s largest and most broadly based health-care companies. Prior to 2007, he had responsibility for Johnson & Johnson’s finance, investor relations, information technology, and procurement function. He served as Johnson & Johnson Chief Financial Officer for a decade, prior to which he spent two years as Treasurer of the corporation and over ten years leading various Johnson & Johnson operating companies.

Mr. Darretta received a B.S. in Economics from Villanova University.

Myra R. Drucker (Born 1948), Trustee since 2004

Ms. Drucker is Chair of the Board of Trustees of Commonfund (a not-for-profit firm specializing in managing assets for educational endowments and foundations), Vice Chair of the Board of Trustees of Sarah Lawrence College, and a member of the Investment Committee of the Kresge Foundation (a charitable trust). She is also a Director of Interactive Data Corporation (a provider of financial market data and analytics to financial institutions and investors).

Ms. Drucker is an ex-officio member of the New York Stock Exchange (NYSE) Pension Managers Advisory Committee, having served as Chair for seven years. She serves as an advisor to RCM Capital Management (an investment management firm) and to the Employee Benefits Investment Committee of The Boeing Company (an aerospace firm).

From November 2001 until August 2004, Ms. Drucker was Managing Director and a member of the Board of Directors of General Motors Asset Management and Chief Investment Officer of General Motors Trust Bank. From December 1992 to November 2001, Ms. Drucker served as Chief Investment Officer of Xerox Corporation (a document company). Prior to December 1992, Ms. Drucker was Staff Vice President and Director of Trust Investments for International Paper (a paper and packaging company).

Ms. Drucker received a B.A. degree in Literature and Psychology from Sarah Lawrence College and pursued graduate studies in economics, statistics, and portfolio theory at Temple University.

82

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Charles E. Haldeman, Jr.* (Born 1948), Trustee since 2004 and President of the Funds since 2007

Mr. Haldeman is Chairman of Putnam Investment Management, LLC and President of the Putnam Funds. Prior to July 2008, he was President and Chief Executive Officer of Putnam, LLC (“Putnam Investments”). Prior to November 2003, Mr. Haldeman served as Co-Head of Putnam Investments’ Investment Division.

Prior to joining Putnam in 2002, he held executive positions in the investment management industry. He previously served as Chief Executive Officer of Delaware Investments and President and Chief Operating Officer of United Asset Management. Mr. Haldeman was also a Partner and Director of Cooke & Bieler, Inc. (an investment management firm).

Mr. Haldeman currently serves on the Board of Governors of the Investment Company Institute and as Chair of the Board of Trustees of Dartmouth College. He also serves on the Partners HealthCare Investment Committee, the Tuck School of Business Overseers, and the Harvard Business School Board of Dean’s Advisors. He is a graduate of Dartmouth College, Harvard Law School, and Harvard Business School. Mr. Haldeman is also a Chartered Financial Analyst (CFA) charterholder.

John A. Hill (Born 1942), Trustee since 1985 and Chairman since 2000

Mr. Hill is founder and Vice-Chairman of First Reserve Corporation, the leading private equity buyout firm specializing in the worldwide energy industry, with offices in Greenwich, Connecticut; Houston, Texas; London, England; and Shanghai, China. The firm’s investments on behalf of some of the nation’s largest pension and endowment funds are currently concentrated in 26 companies with annual revenues in excess of $13 billion, which employ over 100,000 people in 23 countries.

Mr. Hill is Chairman of the Board of Trustees of the Putnam Mutual Funds, a Director of Devon Energy Corporation and various private companies owned by First Reserve, and serves as a Trustee of Sarah Lawrence College where he chairs the Investment Committee.

Prior to forming First Reserve in 1983, Mr. Hill served as President of F. Eberstadt and Company, an investment banking and investment management firm. Between 1969 and 1976, Mr. Hill held various senior positions in Washington, D.C. with the federal government, including Deputy Associate Director of the Office of Management and Budget and Deputy Administrator of the Federal Energy Administration during the Ford Administration.

Born and raised in Midland, Texas, he received his B.A. in Economics from Southern Methodist University and pursued graduate studies as a Woodrow Wilson Fellow.

Paul L. Joskow (Born 1947), Trustee since 1997

Dr. Joskow is an economist and President of the Alfred P. Sloan Foundation (a philanthropic institution focused primarily on research and education on issues related to science, technology, and economic performance). He is on leave from his position as the Elizabeth and James Killian Professor of Economics and Management at the Massachusetts Institute of Technology (MIT), where he has been on the faculty since 1972. Dr. Joskow was the Director of the Center for Energy and Environmental Policy Research at MIT from 1999 through 2007.

Dr. Joskow serves as a Trustee of Yale University, as a Director of TransCanada Corporation (an energy company focused on natural gas transmission and power services) and of Exelon Corporation (an energy company focused on power services), and as a member of the Board of Overseers of the Boston Symphony Orchestra. Prior to August 2007, he served as a Director of National Grid (a UK-based holding company with interests in electric and gas transmission and distribution and telecommunications infrastructure). Prior to July 2006, he served as President of the Yale University Council. Prior to February 2005, he served on the board of the Whitehead Institute for Biomedical Research (a non-profit research institution). Prior to February 2002, he was a Director of State Farm Indemnity Company (an automobile insurance company), and prior to March 2000, he was a Director of New England Electric System (a public utility holding company).

Dr. Joskow has published six books and numerous articles on industrial organization, government regulation of industry, and competition policy. He is active in industry restructuring, environmental, energy, competition, and privatization policies — serving as an advisor to governments and corporations worldwide. Dr. Joskow holds a Ph.D. and MPhil from Yale University and a B.A. from Cornell University.

83

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Elizabeth T. Kennan (Born 1938), Trustee since 1992

Dr. Kennan is a Partner of Cambus-Kenneth Farm (thoroughbred horse and cattle breeding). She is President Emeritus of Mount Holyoke College.

Dr. Kennan served as Chairman and is now Lead Director of Northeast Utilities. She is a Trustee of the National Trust for Historic Preservation, of Centre College, and of Midway College in Midway, Kentucky. Until 2006, she was a member of The Trustees of Reservations. Prior to 2001, Dr. Kennan served on the oversight committee of the Folger Shakespeare Library. Prior to June 2005, she was a Director of Talbots, Inc., and she has served as Director on a number of other boards, including Bell Atlantic, Chastain Real Estate, Shawmut Bank, Berkshire Life Insurance, and Kentucky Home Life Insurance. Dr. Kennan has also served as President of Five Colleges Incorporated and as a Trustee of Notre Dame University, and is active in various educational and civic associations.

As a member of the faculty of Catholic University for twelve years, until 1978, Dr. Kennan directed the post-doctoral program in Patristic and Medieval Studies, taught history, and published numerous articles and two books. Dr. Kennan holds a Ph.D. from the University of Washington in Seattle, an M.S. from St. Hilda’s College at Oxford University, and an A.B. from Mount Holyoke College. She holds several honorary doctorates.

Kenneth R. Leibler (Born 1949), Trustee since 2006

Mr. Leibler is a founder and former Chairman of the Boston Options Exchange, an electronic marketplace for the trading of derivative securities.

Mr. Leibler currently serves as a Trustee of Beth Israel Deaconess Hospital in Boston. He is also Lead Director of Ruder Finn Group, a global communications and advertising firm, and a Director of Northeast Utilities, which operates New England’s largest energy delivery system. Prior to December 2006, he served as a Director of the Optimum Funds group. Prior to October 2006, he served as a Director of ISO New England, the organization responsible for the operation of the electric generation system in the New England states. Prior to 2000, Mr. Leibler was a Director of the Investment Company Institute in Washington, D.C.

Prior to January 2005, Mr. Leibler served as Chairman and Chief Executive Officer of the Boston Stock Exchange. Prior to January 2000, he served as President and Chief Executive Officer of Liberty Financial Companies, a publicly traded diversified asset management organization. Prior to June 1990, Mr. Leibler served as President and Chief Operating Officer of the American Stock Exchange (AMEX), and at the time was the youngest person in AMEX history to hold the title of President. Prior to serving as AMEX President, he held the position of Chief Financial Officer, and headed its management and marketing operations. Mr. Leibler graduated magna cum laude with a degree in Economics from Syracuse University, where he was elected Phi Beta Kappa.

Robert E. Patterson (Born 1945), Trustee since 1984

Mr. Patterson is Senior Partner of Cabot Properties, LP and Chairman of Cabot Properties, Inc. (a private equity firm investing in commercial real estate).

Mr. Patterson serves as Chairman Emeritus and Trustee of the Joslin Diabetes Center. Prior to June 2003, he was a Trustee of Sea Education Association. Prior to December 2001, Mr. Patterson was President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Prior to February 1998, he was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership (a registered investment adviser involved in institutional real estate investments). Prior to 1990, he served as Executive Vice President of Cabot, Cabot & Forbes Realty Advisors, Inc. (the predecessor company of Cabot Partners).

Mr. Patterson practiced law and held various positions in state government, and was the founding Executive Director of the Massachusetts Industrial Finance Agency. Mr. Patterson is a graduate of Harvard College and Harvard Law School.

George Putnam, III (Born 1951), Trustee since 1984

Mr. Putnam is Chairman of New Generation Research, Inc. (a publisher of financial advisory and other research services), and President of New Generation Advisers, Inc. (a registered investment adviser to private funds). Mr. Putnam founded the New Generation companies in 1986.

Mr. Putnam is a Director of The Boston Family Office, LLC (a registered investment adviser). He is a Trustee of St. Mark’s School and a Trustee of the Marine Biological Laboratory in Woods Hole, Massachusetts. Until 2006, he was a Trustee of Shore Country Day School, and until 2002, was a Trustee of the Sea Education Association.

Mr. Putnam previously worked as an attorney with the law firm of Dechert LLP (formerly known as Dechert Price & Rhoads) in Philadelphia. He is a graduate of Harvard College, Harvard Business School, and Harvard Law School.

84

PUTNAM VARIABLE TRUST

Trustees of the Putnam Funds (Continued)
December 31, 2008

Robert L. Reynolds* (Born 1952), Trustee since 2008

Mr. Reynolds is President and Chief Executive Officer of Putnam Investments, and a member of Putnam Investments’ Executive Board of Directors. He has more than 30 years of investment and financial services experience.

Prior to joining Putnam Investments in 2008, Mr. Reynolds was Vice Chairman and Chief Operating Officer of Fidelity Investments from 2000 to 2007. During this time, he served on the Board of Directors for FMR Corporation, Fidelity Investments Insurance Ltd., Fidelity Investments Canada Ltd., and Fidelity Management Trust Company. He was also a Trustee of the Fidelity Family of Funds. From 1984 to 2000, Mr. Reynolds served in a number of increasingly responsible leadership roles at Fidelity.

Mr. Reynolds serves on several not-for-profit boards, including those of the West Virginia University Foundation, Concord Museum, Dana-Farber Cancer Institute, Lahey Clinic, and Initiative for a Competitive Inner City in Boston. He is a member of the Chief Executives Club of Boston, the National Innovation Initiative, and the Council on Competitiveness.

Mr. Reynolds received a B.S. in Business Administration/Finance from West Virginia University.

Richard B. Worley (Born 1945), Trustee since 2004

 Mr. Worley is Managing Partner of Permit Capital LLC, an investment management firm.

Mr. Worley serves as a Trustee of the University of Pennsylvania Medical Center, The Robert Wood Johnson Foundation (a philanthropic organization devoted to health-care issues), and the National Constitution Center. He is also a Director of The Colonial Williamsburg Foundation (a historical preservation organization), and the Philadelphia Orchestra Association. Mr. Worley also serves on the investment committees of Mount Holyoke College and World Wildlife Fund (a wildlife conservation organization).

Prior to joining Permit Capital LLC in 2002, Mr. Worley served as President, Chief Executive Officer, and Chief Investment Officer of Morgan Stanley Dean Witter Investment Management and as a Managing Director of Morgan Stanley, a financial services firm. Mr. Worley also was the Chairman of Miller Anderson & Sherrerd, an investment management firm that was acquired by Morgan Stanley in 1996.

Mr. Worley holds a B.S. degree from the University of Tennessee and pursued graduate studies in economics at the University of Texas.

The address of each Trustee is One Post Office Square, Boston, MA 02109.

As of December 31, 2008, there were 103 Putnam funds. All Trustees serve as Trustees of all Putnam funds. Each Trustee serves for an indefinite term, until his or her resignation, retirement at age 72, death, or removal.

* Trustee who is an“interested person” (as defined in the Investment Company Act of 1940) of the fund, Putnam Management, and/or Putnam Retail Management. Mr. Reynolds is President and Chief Executive Officer of Putnam Investments. Mr. Haldeman is the President of your fund and each of the other Putnam funds and Chairman of Putnam Investment Management, LLC, and prior to July 2008 was President and Chief Executive Officer of Putnam Investments.

85

PUTNAM VARIABLE TRUST

Officers of the Putnam Funds
December 31, 2008

In addition to Charles E. Haldeman, Jr., the other officers of the fund are shown below:

Charles E. Porter (Born 1938)	Francis J. McNamara, III (Born 1955)
Executive Vice President, Principal Executive Officer, Associate	Vice President and Chief Legal Officer
Treasurer, and Compliance Liaison	Since 2004
Since 1989
Senior Managing Director, Putnam Investments, Putnam Manage-
Jonathan S. Horwitz (Born 1955)	ment and Putnam Retail Management. Prior to 2004, General
Senior Vice President and Treasurer	Counsel, State Street Research & Management Company
Since 2004
Robert R. Leveille (Born 1969)
Prior to 2004, Managing Director, Putnam Investments	Vice President and Chief Compliance Officer
Since 2007
Steven D. Krichmar (Born 1958)
Vice President and Principal Financial Officer	Managing Director, Putnam Investments, Putnam Management,
Since 2002	and Putnam Retail Management. Prior to 2004, member of Bell
Boyd & Lloyd LLC. Prior to 2003, Vice President and Senior
Senior Managing Director, Putnam Investments	Counsel, Liberty Funds Group LLC

Janet C. Smith (Born 1965)	Mark C. Trenchard (Born 1962)
Vice President, Principal Accounting Officer	Vice President and BSA Compliance Officer
and Assistant Treasurer	Since 2002
Since 2007
Managing Director, Putnam Investments
Managing Director, Putnam Investments
Judith Cohen (Born 1945)
Susan G. Malloy (Born 1957)	Vice President, Clerk and Assistant Treasurer
Vice President and Assistant Treasurer	Since 1993
Since 2007
Wanda M. McManus (Born 1947)
Managing Director, Putnam Investments	Vice President, Senior Associate Treasurer and Assistant Clerk
Since 2005
Beth S. Mazor (Born 1958)
Vice President	Senior Associate Treasurer/Assistant Clerk of Funds
Since 2002
Nancy E. Florek (Born 1957)
Managing Director, Putnam Investments	Vice President, Assistant Clerk, Assistant Treasurer
and Proxy Manager
James P. Pappas (Born 1953)	Since 2005
Vice President
Since 2004	Manager, Mutual Fund Proxy Voting

Managing Director, Putnam Investments and Putnam Manage-
ment. During 2002, Chief Operating Officer, Atalanta/Sosnoff
Management Corporation

The address of each Officer is One Post Office Square, Boston, MA 02109.

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87

Investment Manager	Investor Servicing Agent	Trustees
Putnam Investment Management, LLC	Putnam Investor Services, Inc.	John A. Hill, Chairman
One Post Office Square	Mailing address:	Jameson A. Baxter, Vice Chairman
Boston, MA 02109	P.O. Box 8383	Charles B. Curtis
	Boston, MA 02266-8383	Robert J. Darretta
Investment Sub-Manager	1-800-225-1581	Myra R. Drucker
Putnam Investments Limited		Charles E. Haldeman, Jr.
57–59 St James’s Street	Custodian	Paul L. Joskow
London, England SW1A 1LD	State Street Bank and Trust Company	Elizabeth T. Kennan
Kenneth R. Leibler
Investment Sub-Advisor	Legal Counsel	Robert E. Patterson
The Putnam Advisory Company, LLC	Ropes & Gray LLP	George Putnam, III
One Post Office Square		Robert L. Reynolds
Boston, MA 02109	Independent Registered	Richard B. Worley
Public Accounting Firm
Marketing Services	PricewaterhouseCoopers LLP
Putnam Retail Management
One Post Office Square
Boston, MA 02109

This report has been prepared for the shareholders of Putnam Variable Trust. It is not authorized for other distribution unless preceded or accompanied by an effective prospectus that describes the trust’s policies, charges, and other matters of interest for the prospective investor.

The funds’ Statement of Additional Information contains additional information about the funds’ Trustees and is available without charge upon request by calling 1-800-225-1581.

255471 2/09

Item 2. Code of Ethics:

(a) The fund’s principal executive, financial and accounting officers are employees of Putnam Investment Management, LLC, the Fund's investment manager. As such they are subject to a comprehensive Code of Ethics adopted and administered by Putnam Investments which is designed to protect the interests of the firm and its clients. The Fund has adopted a Code of Ethics which incorporates the Code of Ethics of Putnam Investments with respect to all of its officers and Trustees who are employees of Putnam Investment Management, LLC. For this reason, the Fund has not adopted a separate code of ethics governing its principal executive, financial and accounting officers.

(c) In May 2008, the Code of Ethics of Putnam Investment Management, LLC was updated in its entirety to include the amendments adopted in August 2007 as well as a several additional technical, administrative and non-substantive changes.

Item 3. Audit Committee Financial Expert:

The Funds' Audit and Compliance Committee is comprised solely of Trustees who are "independent" (as such term has been defined by the Securities and Exchange Commission ("SEC") in regulations implementing Section 407 of the Sarbanes-Oxley Act (the "Regulations")). The Trustees believe that each of the members of the Audit and Compliance Committee also possess a combination of knowledge and experience with respect to financial accounting matters, as well as other attributes, that qualify them for service on the Committee. In addition, the Trustees have determined that each of Mr. Patterson, Mr. Leibler, Mr. Hill and Mr. Darretta meets the financial literacy requirements of the New York Stock Exchange's rules and qualifies as an "audit committee financial expert" (as such term has been defined by the Regulations) based on their review of his pertinent experience and education. Certain other Trustees, although not on the Audit and Compliance Committee, would also qualify as "audit committee financial experts." The SEC has stated that the designation or identification of a person as an audit committee financial expert pursuant to this Item 3 of Form N-CSR does not impose on such person any duties, obligations or liability that are greater than the duties, obligations and liability imposed on such person as a member of the Audit and Compliance Committee and the Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services:

The following table presents fees billed in each of the last two fiscal years for services rendered to the fund by the fund’s independent auditor:

Fiscal		Audit-
year	Audit	Related	Tax	All Other
ended	Fees	Fees	Fees	Fees

December 31, 2008	$162,526	$--	$10,521	$383*

December 31, 2007	$114,993	$44	$11,923	$210*

* Includes fees of $383 and $210 billed by the fund’s independent auditor to the fund for procedures necessitated by regulatory and litigation matters for the fiscal years ended December 31, 2008 and December 31, 2007, respectively. These fees were reimbursed to the fund by Putnam Investment Management, LLC (“Putnam Management”).

For the fiscal years ended December 31, 2008 and December 31, 2007, the fund’s independent auditor billed aggregate non-audit fees in the amounts of $182,450 and $87,807 respectively, to the fund, Putnam Management and any entity controlling, controlled by or under common control with Putnam Management that provides ongoing services to the fund.

Audit Fees represent fees billed for the fund's last two fiscal years relating to the audit and review of the financial statements included in annual reports and registration statements, and other services that are normally provided in connection with statutory and regulatory filings or engagements.

Audit-Related Fees represent fees billed in the fund’s last two fiscal years for services traditionally performed by the fund’s auditor, including accounting consultation for proposed transactions or concerning financial accounting and reporting standards and other audit or attest services not required by statute or regulation.

Tax Fees represent fees billed in the fund’s last two fiscal years for tax compliance, tax planning and tax advice services. Tax planning and tax advice services include assistance with tax audits, employee benefit plans and requests for rulings or technical advice from taxing authorities.

All Other Fees represent fees billed for services relating to an analysis of the proposed market timing distribution.

Pre-Approval Policies of the Audit and Compliance Committee. The Audit and Compliance Committee of the Putnam funds has determined that, as a matter of policy, all work performed for the funds by the funds’ independent auditors will be pre-approved by the Committee itself and thus will generally not be subject to pre-approval procedures.

The Audit and Compliance Committee also has adopted a policy to pre-approve the engagement by Putnam Management and certain of its affiliates of the funds’ independent auditors, even in circumstances where pre-approval is not required by applicable law. Any such requests by Putnam Management or certain of its affiliates are typically submitted in writing to the Committee and explain, among other things, the nature of the proposed engagement, the estimated fees, and why this work should be performed by that particular audit firm as opposed to another one. In reviewing such requests, the Committee considers, among other things, whether the provision of such services by the audit firm are compatible with the independence of the audit firm.

The following table presents fees billed by the fund’s independent auditor for services required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.

Fiscal	Audit-		All	Total
year	Related	Tax	Other	Non-Audit
ended	Fees	Fees	Fees	Fees

December 31, 2008	$ -	$73,00	$ -	$ -

December 31, 2007	$ -	$ 21,129	$ -	$ -

Item 5. Audit Committee of Listed Registrants

Not applicable

Item 6. Schedule of Investments:

The registrant’s schedule of investments in unaffiliated issuers is included in the report to shareholders in Item 1 above.

Item 7. Disclosure of Proxy Voting Policies and Procedures For Closed-End Management Investment Companies:

Not applicable

Item 8. Portfolio Managers of Closed-End Investment Companies

Not Applicable

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers:

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders:

Not applicable

Item 11. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 12. Exhibits:

(a)(1) The Code of Ethics of The Putnam Funds, which incorporates the Code of Ethics of Putnam Investments, is filed herewith.

(a)(2) Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

(b) The certifications required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/Janet C. Smith
Janet C. Smith
Principal Accounting Officer

Date: February 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/Charles E. Porter
Charles E. Porter
Principal Executive Officer

Date: February 27, 2009

By (Signature and Title):

/s/Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer

Date: February 27, 2009